File No. 333-134982

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

Registration

Under

the Securities Act of 1933	☒
Pre-Effective Amendment Number	☐
Post Effective Amendment Number 30	☒

And/or

Registration Statement

Under

the Investment Company Act of 1940	☒
Amendment No. 31	☒

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Carlton Fields Jorden Burt PA

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on November 16, 2015 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This registration statement incorporates by reference the prospectus and the Statement of Additional Information dated May 1, 2015 included in Post-Effective Amendment No. 28 to this registration statement on Form N-4 (File No. 333-134982), filed on April 24, 2015 pursuant to paragraph(b) of Rule 485.

ONcore Wrap ONcore Ultra II

ONcore Premier II ONcore Lite III

The Ohio National Life Insurance Company

Ohio National Variable Account A

Supplement dated November 16, 2015

The following supplements and amends the prospectus dated May 1, 2015, as previously supplemented. All other provisions of your prospectus remain unchanged.

The following supplements “Fee Table” in the prospectus.

Fee Table

The information for the GPP (2012) is replaced with the following:

Optional Rider Expenses

GPP (2012) (applied for on or after November 16, 2015) (currently 0.65%)	1.30% of your average annual guaranteed principal amount (maximum charge)
GPP (2012) (applied for before November 16, 2015) (currently 0.45%)	0.90% of your average annual guaranteed principal amount (maximum charge)

The following supplements “Deductions and Expenses” in the prospectus.

Charges for Optional Benefits

The information for the GPP (2012) is replaced with the following:

Optional Rider Expenses

GPP (2012) (applied for on or after November 16, 2015) (currently 0.65%)	1.30% (maximum charge)
GPP (2012) (applied for before November 16, 2015) (currently 0.45%)	0.90% (maximum charge)

The following supplements “Accumulation Period” in the prospectus.

Purchase Payments

The second sentence of the section is replaced with the following:

You may make additional payments of at least $500 at any time ($300 for payroll deduction plans; $100 for electronic payments).

Optional Guaranteed Principal Protection (“GPP”)

The last paragraph of the section is replaced with the following:

If you apply for the GPP (2012) rider, there is an annual charge of 0.65% of the average of your guaranteed principal amount at the beginning and the end of each contract year (0.45% for riders applied for before November 16, 2015). We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 1.30% of the average of your guaranteed principal amount at the beginning and the end of each contract year (0.90% for riders applied for before November 16, 2015).

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount
13,718,863 Shares (Cost $ 396,530,312)	$458,758,789	$458,475,245	$283,544	$458,758,789
Money Market Subaccount
16,767,981 Shares (Cost $ 167,679,811)	167,679,811	167,669,473	10,338	167,679,811
Bond Subaccount
8,964,032 Shares (Cost $ 125,783,639)	140,287,106	140,244,564	42,542	140,287,106
Omni Subaccount
779,320 Shares (Cost $ 12,612,919)	18,820,578	18,747,997	72,581	18,820,578
International Subaccount
12,340,463 Shares (Cost $ 136,878,120)	154,872,815	154,852,397	20,418	154,872,815
Capital Appreciation Subaccount
12,108,470 Shares (Cost $ 358,609,844)	409,508,448	409,496,063	12,385	409,508,448
International Small-Mid Company Subaccount
1,969,772 Shares (Cost $ 43,694,918)	53,952,054	53,909,720	42,334	53,952,054
Aggressive Growth Subaccount
1,947,214 Shares (Cost $ 17,991,466)	26,676,833	26,676,833	0	26,676,833
Small Cap Growth Subaccount
6,826,675 Shares (Cost $ 143,068,973)	171,076,472	171,043,171	33,301	171,076,472
Mid Cap Opportunity Subaccount
2,002,182 Shares (Cost $ 39,543,798)	63,048,719	63,022,725	25,994	63,048,719
S&P 500® Index Subaccount
13,998,994 Shares (Cost $ 229,925,570)	306,997,929	306,836,004	161,925	306,997,929
Strategic Value Subaccount
22,936,417 Shares (Cost $ 273,690,779)	319,274,920	319,273,341	1,579	319,274,920
High Income Bond Subaccount
12,971,457 Shares (Cost $ 166,096,900)	211,694,181	211,633,741	60,440	211,694,181
Capital Growth Subaccount
1,608,906 Shares (Cost $ 47,625,471)	65,981,239	65,981,239	0	65,981,239
Nasdaq-100® Index Subaccount
9,914,333 Shares (Cost $ 75,947,960)	107,867,943	107,852,366	15,577	107,867,943
Bristol Subaccount
10,498,403 Shares (Cost $ 127,570,848)	217,841,862	217,820,645	21,217	217,841,862
Bryton Growth Subaccount
8,186,645 Shares (Cost $ 108,224,570)	167,580,628	167,557,252	23,376	167,580,628
Balanced Subaccount
42,407,425 Shares (Cost $ 767,315,780)	804,044,771	803,897,457	147,314	804,044,771

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.: (continued)
Target VIP Subaccount
3,629,065 Shares (Cost $ 42,978,170)	$52,585,147	$52,498,500	$86,647	$52,585,147
Bristol Growth Subaccount
7,088,848 Shares (Cost $ 69,531,999)	116,540,658	116,539,937	721	116,540,658
Risk Managed Balanced Subaccount
3,077,793 Shares (Cost $ 32,171,526)	33,332,498	33,332,498	0	33,332,498
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount
15,201 Shares (Cost $ 581,830)	964,948	964,948	0	964,948
VIP Equity-Income Subaccount
34,841 Shares (Cost $ 790,650)	845,602	845,602	0	845,602
VIP High Income Subaccount
10,830 Shares (Cost $ 76,588)	59,782	59,782	0	59,782
Janus Aspen Series - Institutional Shares:
Janus Subaccount
143,418 Shares (Cost $ 4,166,180)	5,128,610	5,123,173	5,437	5,128,610
Overseas Subaccount
56,112 Shares (Cost $ 2,073,793)	1,827,022	1,810,930	16,092	1,827,022
Global Research Subaccount
54,312 Shares (Cost $ 1,794,899)	2,251,228	2,235,527	15,701	2,251,228
Balanced Subaccount
225,694 Shares (Cost $ 5,942,294)	7,093,559	7,041,793	51,766	7,093,559
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Equity Income Subaccount
1,758,505 Shares (Cost $ 23,055,034)	28,083,325	28,070,837	12,488	28,083,325
ClearBridge Variable Large Cap Value Subaccount
3,696,511 Shares (Cost $ 69,724,383)	71,971,075	71,970,290	785	71,971,075
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount (a)
109,582,889 Shares (Cost $ 1,332,092,556)	1,435,535,845	1,435,535,845	0	1,435,535,845
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
129,781 Shares (Cost $ 2,610,418)	3,745,487	3,745,487	0	3,745,487
Small Cap Value Subaccount
28,699 Shares (Cost $ 288,622)	319,992	319,992	0	319,992
Discovery Subaccount
135,894 Shares (Cost $ 2,153,219)	4,173,317	4,097,909	75,408	4,173,317

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
111,025 Shares (Cost $ 1,158,500)	$1,185,746	$1,185,746	$0	$1,185,746
U.S. Real Estate Subaccount
149,145 Shares (Cost $ 2,213,253)	3,002,292	2,995,259	7,033	3,002,292
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
18,418,250 Shares (Cost $ 202,412,937)	209,783,868	209,772,664	11,204	209,783,868
U.S. Equity Insights Subaccount (b)
1,835,628 Shares (Cost $ 23,743,435)	33,261,572	33,232,432	29,140	33,261,572
Strategic Growth Subaccount
607,630 Shares (Cost $ 7,946,556)	9,819,307	9,819,307	0	9,819,307
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
19,920,716 Shares (Cost $ 408,807,526)	397,617,485	397,545,836	71,649	397,617,485
U.S. Small-Mid Cap Equity Subaccount
5,111,194 Shares (Cost $ 44,841,437)	41,809,567	41,795,095	14,472	41,809,567
U.S. Strategic Equity Subaccount
498,871 Shares (Cost $ 5,191,158)	6,061,277	6,061,277	0	6,061,277
International Equity Subaccount
50,287,217 Shares (Cost $ 532,248,294)	628,590,208	628,558,200	32,008	628,590,208
Global Dynamic Multi Asset Subaccount (b)
12,609,967 Shares (Cost $ 148,479,752)	149,554,206	149,554,206	0	149,554,206
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
6,293,464 Shares (Cost $ 91,463,398)	135,246,543	135,225,380	21,163	135,246,543
Jennison Subaccount
594,889 Shares (Cost $ 16,910,062)	23,676,591	23,676,591	0	23,676,591
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
14,262,926 Shares (Cost $ 441,139,792)	525,446,181	525,306,447	139,734	525,446,181
VIP Contrafund® Subaccount
13,671,852 Shares (Cost $ 348,781,460)	501,756,983	501,655,975	101,008	501,756,983
VIP Growth Subaccount
1,119,101 Shares (Cost $ 53,145,729)	70,279,552	70,217,704	61,848	70,279,552
VIP Equity-Income Subaccount
7,389,863 Shares (Cost $ 155,862,868)	176,100,431	176,100,431	0	176,100,431

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Fidelity® Variable Insurance Products Fund - Service Class 2: (continued)
VIP Real Estate Subaccount
8,381,898 Shares (Cost $ 131,614,993)	$163,195,549	$163,194,936	$613	$163,195,549
VIP Target Volatility Subaccount
10,687,796 Shares (Cost $ 119,282,586)	120,985,847	120,985,847	0	120,985,847
Janus Aspen Series - Service Shares:
Janus Subaccount
734,693 Shares (Cost $ 18,258,282)	25,868,545	25,771,683	96,862	25,868,545
Global Research Subaccount
738,762 Shares (Cost $ 23,520,524)	30,119,322	30,119,322	0	30,119,322
Balanced Subaccount
5,049,176 Shares (Cost $ 146,121,515)	166,471,344	166,471,344	0	166,471,344
Overseas Subaccount
6,923,461 Shares (Cost $ 278,181,803)	218,435,190	218,388,848	46,342	218,435,190
INTECH U.S. Low Volatility Subaccount
30,125,980 Shares (Cost $ 373,732,941)	430,198,991	430,198,991	0	430,198,991
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
1,434,946 Shares (Cost $ 27,146,207)	34,524,790	34,457,010	67,780	34,524,790
Mid Cap Value Subaccount
21,298,617 Shares (Cost $ 154,188,858)	243,017,215	242,950,261	66,954	243,017,215
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Growth & Income Subaccount
3,970 Shares (Cost $ 85,286)	117,944	117,944	0	117,944
Small Cap Growth Subaccount
2,172 Shares (Cost $ 25,457)	43,431	43,431	0	43,431
Dynamic Asset Allocation Subaccount
23,009,597 Shares (Cost $ 247,145,048)	268,521,998	268,521,998	0	268,521,998
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
1,755,900 Shares (Cost $ 29,319,028)	26,865,274	26,840,062	25,212	26,865,274
Investors Growth Stock Subaccount
1,288,200 Shares (Cost $ 16,642,562)	20,134,568	20,111,980	22,588	20,134,568
Mid Cap Growth Subaccount
4,142,199 Shares (Cost $ 28,033,669)	34,918,734	34,918,734	0	34,918,734
Total Return Subaccount
2,806,389 Shares (Cost $ 55,000,507)	67,213,017	67,213,017	0	67,213,017

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
43,615,144 Shares (Cost $ 582,866,982)	$558,709,995	$558,544,213	$165,782	$558,709,995
Total Return Subaccount
124,299,213 Shares (Cost $ 1,383,611,032)	1,392,151,187	1,391,996,208	154,979	1,392,151,187
Global Bond Subaccount
9,320,776 Shares (Cost $ 123,597,504)	111,383,273	111,372,238	11,035	111,383,273
CommodityRealReturn® Strategy Subaccount
6,560,885 Shares (Cost $ 47,076,129)	31,885,899	31,885,414	485	31,885,899
Global Diversified Allocation Subaccount
36,472,242 Shares (Cost $ 381,945,925)	381,134,934	381,134,934	0	381,134,934
Short-Term Subaccount
3,049,380 Shares (Cost $ 31,378,136)	31,286,642	31,260,489	26,153	31,286,642
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount
1,374 Shares (Cost $ 155,768)	155,332	155,332	0	155,332
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
789,192 Shares (Cost $ 30,932,796)	38,851,904	38,851,904	0	38,851,904
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
32,745,030 Shares (Cost $ 353,608,558)	414,224,634	414,123,783	100,851	414,224,634
Micro-Cap Subaccount
9,729,131 Shares (Cost $ 105,774,504)	110,620,224	110,598,444	21,780	110,620,224
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
7,455,293 Shares (Cost $ 77,687,209)	79,398,871	79,396,667	2,204	79,398,871
U.S. Real Estate Subaccount
5,724,575 Shares (Cost $ 77,186,324)	114,605,999	114,565,195	40,804	114,605,999
Growth Subaccount
1,116,580 Shares (Cost $ 29,131,385)	33,463,891	33,439,248	24,643	33,463,891
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock Series I Subaccount
2,536 Shares (Cost $ 32,370)	48,594	48,594	0	48,594
Invesco V.I. International Growth Series II Subaccount
969,776 Shares (Cost $ 31,184,719)	33,379,705	33,378,928	777	33,379,705
Invesco V.I. Balanced-Risk Allocation Series II Subaccount
33,552,149 Shares (Cost $ 411,758,823)	408,329,651	408,327,163	2,488	408,329,651

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount (b)
7,941,311 Shares (Cost $ 120,103,996)	$127,060,971	$127,059,551	$1,420	$127,060,971
Franklin Flex Cap Growth VIP Subaccount (b)
1,179,202 Shares (Cost $ 15,197,891)	19,586,552	19,582,646	3,906	19,586,552
Templeton Foreign VIP Subaccount (b)
11,694,366 Shares (Cost $ 162,884,199)	176,000,207	175,984,459	15,748	176,000,207
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
3,000,214 Shares (Cost $ 44,493,935)	59,854,277	59,853,268	1,009	59,854,277
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
1,990,883 Shares (Cost $ 31,626,126)	36,612,345	36,612,345	0	36,612,345
Managed Volatility Fund II Subaccount
45,609,136 Shares (Cost $ 471,948,542)	480,264,204	480,249,595	14,609	480,264,204
Managed Tail Risk Fund II Subaccount
10,586,540 Shares (Cost $ 62,903,907)	58,649,430	58,649,430	0	58,649,430
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
29,368,017 Shares (Cost $ 304,652,878)	334,208,036	334,208,036	0	334,208,036
U.S. Equity Insights Subaccount (b)
962,491 Shares (Cost $ 15,437,059)	17,488,460	17,488,460	0	17,488,460
Strategic Growth Subaccount
1,063,501 Shares (Cost $ 15,441,755)	17,154,275	17,154,275	0	17,154,275
Global Markets Navigator Subaccount
12,861,088 Shares (Cost $ 143,613,085)	152,018,061	152,018,061	0	152,018,061
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount (b)
9,070,903 Shares (Cost $ 138,166,096)	147,946,432	147,946,432	0	147,946,432
Franklin Flex Cap Growth VIP Subaccount (b)
1,445,914 Shares (Cost $ 18,285,842)	23,756,365	23,756,365	0	23,756,365
Templeton Foreign VIP Subaccount (b)
29,435,225 Shares (Cost $ 408,001,631)	446,238,018	446,238,018	0	446,238,018
Franklin Founding Funds Allocation VIP Subaccount (b)
6,127,832 Shares (Cost $ 44,047,968)	46,203,856	46,203,856	0	46,203,856

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2014

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
40,921,983 Shares (Cost $ 414,477,609)	$444,752,384	$444,751,010	$1,374	$444,752,384
VIP Global Natural Resources Subaccount
11,673,694 Shares (Cost $ 63,544,005)	55,154,702	55,154,702	0	55,154,702
VIP Science and Technology Subaccount
4,018,677 Shares (Cost $ 88,151,048)	100,560,154	100,544,506	15,648	100,560,154
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount
46,682,506 Shares (Cost $ 506,833,546)	542,450,717	542,450,717	0	542,450,717
TOPS® Managed Risk Moderate Growth ETF Subaccount
74,564,132 Shares (Cost $ 819,299,606)	892,532,662	892,532,662	0	892,532,662
TOPS® Managed Risk Growth ETF Subaccount
72,821,391 Shares (Cost $ 757,604,344)	856,379,558	856,379,558	0	856,379,558

Totals	$19,168,749,162	$19,166,087,947	$2,661,215	$19,168,749,162

(a)	Name change was effective June 30, 2014:

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount formerly known as Legg Mason Dynamic Multi-Strategy VIT Subaccount

(b)	Name change was effective May 1, 2014:

U.S. Equity Insights Subaccount formerly known as Structured U.S. Equity Subaccount

Global Dynamic Multi Asset Subaccount formerly known as Multi-Asset Targeted Volatility Subaccount

Franklin Income VIP Subaccount formerly known as Franklin Income Securities Subaccount

Franklin Flex Cap Growth VIP Subaccount formerly known as Franklin Flex Cap Growth Securities Subaccount

Templeton Foreign VIP Subaccount formerly known as Templeton Foreign Securities Subaccount

Franklin Founding Funds Allocation VIP Subaccount formerly known as Franklin Templeton VIP Founding Funds Allocation Subaccount

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$1,470,071	$0	$0	$174,440	$0	$1,062,878
Risk and administrative expense (note 2)	(3,134,801)	(2,564,516)	(1,696,328)	(225,772)	(2,029,780)	(2,330,303)

Net investment activity	(1,664,730)	(2,564,516)	(1,696,328)	(51,332)	(2,029,780)	(1,267,425)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,200,173	(29,800)	4,511,903	1,074,758	4,165,941	8,445,841
Unrealized gain (loss)	24,538,061	0	2,981,273	898,402	(19,690,928)	7,682,556

Net gain (loss) on investments	32,738,234	(29,800)	7,493,176	1,973,160	(15,524,987)	16,128,397

Net increase (decrease) in contract owners’ equity from operations	$31,073,504	$(2,594,316)	$5,796,848	$1,921,828	$(17,554,767)	$14,860,972

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	International Small-Mid Company Subaccount	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500® Index Subaccount	Strategic Value Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$3,690,262	$17,110,472
Risk and administrative expense (note 2)	(755,957)	(321,194)	(1,166,086)	(784,200)	(3,360,590)	(4,852,818)

Net investment activity	(755,957)	(321,194)	(1,166,086)	(784,200)	329,672	12,257,654

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,757,081	1,843,419	6,292,791	4,657,656	14,085,797	26,893,854
Unrealized gain (loss)	(8,098,418)	497,719	12,266,201	1,924,552	15,662,416	829,542

Net gain (loss) on investments	(5,341,337)	2,341,138	18,558,992	6,582,208	29,748,213	27,723,396

Net increase (decrease) in contract owners’ equity from operations	$(6,097,294)	$2,019,944	$17,392,906	$5,798,008	$30,077,885	$39,981,050

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.
	High Income Bond Subaccount	Capital Growth Subaccount	Nasdaq-100® Index Subaccount	Bristol Subaccount	Bryton Growth Subaccount	Balanced Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$0	$1,023,820	$840,998	$0	$5,862,660
Risk and administrative expense (note 2)	(3,467,366)	(875,887)	(1,215,889)	(2,840,771)	(2,206,072)	(5,319,491)

Net investment activity	(3,467,366)	(875,887)	(192,069)	(1,999,773)	(2,206,072)	543,169

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	28,229,364	5,253,142	8,252,934	17,037,420	15,172,892	3,502,095
Unrealized gain (loss)	(20,156,529)	(3,839,526)	6,927,775	10,842,942	(4,536,844)	21,231,950

Net gain (loss) on investments	8,072,835	1,413,616	15,180,709	27,880,362	10,636,048	24,734,045

Net increase (decrease) in contract owners’ equity from operations	$4,605,469	$537,729	$14,988,640	$25,880,589	$8,429,976	$25,277,214

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Ohio National Fund, Inc.			Fidelity® Variable Insurance Products Fund - Initial Class
	Target VIP Subaccount	Bristol Growth Subaccount	Risk Managed Balanced Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP High Income Subaccount
	2014	2014	2014 (a)	2014	2014	2014
Investment activity:
Reinvested dividends	$814,533	$348,228	$0	$1,785	$23,813	$3,536
Risk and administrative expense (note 2)	(650,754)	(1,515,991)	(131,624)	(13,041)	(11,237)	(884)

Net investment activity	163,779	(1,167,763)	(131,624)	(11,256)	12,576	2,652

Reinvested capital gains	0	0	0	0	11,942	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,336,191	8,571,655	24,262	64,228	9,139	(2,802)
Unrealized gain (loss)	1,564,529	4,433,684	1,160,972	41,572	28,364	345

Net gain (loss) on investments	2,900,720	13,005,339	1,185,234	105,800	37,503	(2,457)

Net increase (decrease) in contract owners’ equity from operations	$3,064,499	$11,837,576	$1,053,610	$94,544	$62,021	$195

(a)	Period from May 1, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Janus Aspen Series - Institutional Shares
	Janus Subaccount	Overseas Subaccount	Global Research Subaccount	Balanced Subaccount
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$18,166	$63,286	$25,001	$126,853
Risk and administrative expense (note 2)	(63,315)	(26,133)	(29,208)	(90,759)

Net investment activity	(45,149)	37,153	(4,207)	36,094

Reinvested capital gains	356,277	204,345	0	193,772

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	102,249	17,509	65,713	247,835
Unrealized gain (loss)	131,600	(525,280)	74,510	26,720

Net gain (loss) on investments	233,849	(507,771)	140,223	274,555

Net increase (decrease) in contract owners’ equity from operations	$544,977	$(266,273)	$136,016	$504,421

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Legg Mason Partners Variable Equity Trust - Class I
	ClearBridge Variable All Cap Value Subaccount (note 4)	ClearBridge Variable Equity Income Subaccount	ClearBridge Variable Large Cap Value Subaccount	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$4,911,580	$583,898	$1,235,817	$21,329,582
Risk and administrative expense (note 2)	(282,856)	(296,195)	(499,266)	(16,111,141)

Net investment activity	4,628,724	287,703	736,551	5,218,441

Reinvested capital gains	15,002,829	0	4,662,205	13,888,967

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(14,617,520)	995,096	1,332,539	9,263,701
Unrealized gain (loss)	(3,160,773)	1,563,207	(2,861,498)	31,880,336

Net gain (loss) on investments	(17,778,293)	2,558,303	(1,528,959)	41,144,037

Net increase (decrease) in contract owners’ equity from operations	$1,853,260	$2,846,006	$3,869,797	$60,251,445

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Wells Fargo Advantage Variable Trust Funds			The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)
	Opportunity Subaccount	Small Cap Value Subaccount	Discovery Subaccount	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$2,232	$1,144	$0	$35,049	$41,497
Risk and administrative expense (note 2)	(51,659)	(4,536)	(59,753)	(15,468)	(36,610)

Net investment activity	(49,427)	(3,392)	(59,753)	19,581	4,887

Reinvested capital gains	0	0	568,523	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	227,648	1,593	566,215	4,844	167,836
Unrealized gain (loss)	172,800	11,798	(1,138,434)	47,149	545,988

Net gain (loss) on investments	400,448	13,391	(572,219)	51,993	713,824

Net increase (decrease) in contract owners’ equity from operations	$351,021	$9,999	$(63,449)	$71,574	$718,711

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Goldman Sachs Variable Insurance Trust - Institutional Shares			Lazard Retirement Series, Inc. - Service Shares
	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$2,906,257	$453,557	$35,575	$6,855,984	$0
Risk and administrative expense (note 2)	(3,031,725)	(405,878)	(128,143)	(5,357,168)	(523,093)

Net investment activity	(125,468)	47,679	(92,568)	1,498,816	(523,093)

Reinvested capital gains	38,390,264	1,443,328	1,845,993	3,685,425	6,555,000

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	13,574,414	2,056,523	866,432	5,835,464	(48,569)
Unrealized gain (loss)	(26,433,417)	845,673	(1,487,794)	(33,481,102)	(2,326,228)

Net gain (loss) on investments	(12,859,003)	2,902,196	(621,362)	(27,645,638)	(2,374,797)

Net increase (decrease) in contract owners’ equity from operations	$25,405,793	$4,393,203	$1,132,063	$(22,461,397)	$3,657,110

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Lazard Retirement Series, Inc. - Service Shares			The Prudential Series Fund, Inc. - Class II
	U.S. Strategic Equity Subaccount	International Equity Subaccount	Global Dynamic Multi Asset Subaccount	Jennison 20/20 Focus Subaccount	Jennison Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$38,655	$9,820,497	$820,393	$0	$0
Risk and administrative expense (note 2)	(73,096)	(8,080,680)	(1,649,046)	(1,837,327)	(260,428)

Net investment activity	(34,441)	1,739,817	(828,653)	(1,837,327)	(260,428)

Reinvested capital gains	689,935	0	8,264,670	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	199,760	16,368,292	1,013,059	10,701,521	1,559,023
Unrealized gain (loss)	(150,680)	(52,587,786)	(6,956,598)	(1,422,557)	390,768

Net gain (loss) on investments	49,080	(36,219,494)	(5,943,539)	9,278,964	1,949,791

Net increase (decrease) in contract owners’ equity from operations	$704,574	$(34,479,677)	$1,492,478	$7,441,637	$1,689,363

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	VIP Target Volatility Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$100,246	$3,583,097	$0	$4,611,145	$2,575,283	$1,169,534
Risk and administrative expense (note 2)	(6,839,538)	(6,164,032)	(803,266)	(2,166,518)	(2,071,711)	(1,140,332)

Net investment activity	(6,739,292)	(2,580,935)	(803,266)	2,444,627	503,572	29,202

Reinvested capital gains	12,450,065	9,976,727	0	2,458,300	9,858,410	3,311,066

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	12,703,353	26,268,752	3,878,572	4,553,149	9,478,468	345,283
Unrealized gain (loss)	5,371,347	13,234,762	2,361,359	2,337,336	19,617,072	(48,939)

Net gain (loss) on investments	18,074,700	39,503,514	6,239,931	6,890,485	29,095,540	296,344

Net increase (decrease) in contract owners’ equity from operations	$23,785,473	$46,899,306	$5,436,665	$11,793,412	$39,457,522	$3,636,612

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Janus Aspen Series - Service Shares
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Overseas Subaccount	INTECH U.S. Low Volatility Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$57,223	$269,106	$2,476,037	$7,258,499	$2,778,108
Risk and administrative expense (note 2)	(332,865)	(363,773)	(2,102,284)	(3,186,135)	(4,232,869)

Net investment activity	(275,642)	(94,667)	373,753	4,072,364	(1,454,761)

Reinvested capital gains	1,878,489	0	4,101,553	24,521,730	675,663

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,862,842	1,877,028	4,200,541	(4,436,948)	4,836,581
Unrealized gain (loss)	(639,005)	(140,205)	2,077,914	(56,443,422)	45,404,879

Net gain (loss) on investments	1,223,837	1,736,823	6,278,455	(60,880,370)	50,241,460

Net increase (decrease) in contract owners’ equity from operations	$2,826,684	$1,642,156	$10,753,761	$(32,286,276)	$49,462,362

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	J.P. Morgan Insurance Trust - Class I		AllianceBernstein Variable Product Series Fund, Inc. - Class B
	Small Cap Core Subaccount	Mid Cap Value Subaccount	Growth & Income Subaccount	Small Cap Growth Subaccount	Dynamic Asset Allocation Subaccount
	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$47,192	$1,753,818	$1,252	$0	$964,224
Risk and administrative expense (note 2)	(416,758)	(2,899,298)	(1,584)	(609)	(3,348,708)

Net investment activity	(369,566)	(1,145,480)	(332)	(609)	(2,384,484)

Reinvested capital gains	2,703,029	11,966,443	0	4,058	9,620,909

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,288,392	16,727,541	2,382	298	3,094,456
Unrealized gain (loss)	(2,977,141)	1,632,714	6,400	(5,289)	(3,356,295)

Net gain (loss) on investments	311,251	18,360,255	8,782	(4,991)	(261,839)

Net increase (decrease) in contract owners’ equity from operations	$2,644,714	$29,181,218	$8,450	$(1,542)	$6,974,586

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount	Investors Growth Stock Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$52,212	$0	$1,120,189
Risk and administrative expense (note 2)	(393,554)	(236,123)	(453,842)	(821,772)

Net investment activity	(393,554)	(183,911)	(453,842)	298,417

Reinvested capital gains	6,403,199	1,054,520	3,939,561	1,731,948

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,598,196	824,038	1,913,162	1,954,056
Unrealized gain (loss)	(10,738,837)	101,302	(2,985,689)	393,668

Net gain (loss) on investments	(9,140,641)	925,340	(1,072,527)	2,347,724

Net increase (decrease) in contract owners’ equity from operations	$(3,130,996)	$1,795,949	$2,413,192	$4,378,089

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn® Strategy Subaccount	Global Diversified Allocation Subaccount	Short- Term Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$8,330,399	$32,549,962	$3,010,133	$441,766	$14,140,713	$180,597
Risk and administrative expense (note 2)	(7,618,484)	(19,501,606)	(1,563,366)	(1,634,475)	(4,371,365)	(319,675)

Net investment activity	711,915	13,048,356	1,446,767	(1,192,709)	9,769,348	(139,078)

Reinvested capital gains	0	0	3,300,603	0	6,161,675	31,220

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(3,635,829)	1,735,124	(2,085,281)	(36,118,599)	891,440	28,272
Unrealized gain (loss)	14,555,426	28,916,491	(1,088,051)	24,016,800	(2,943,109)	(91,806)

Net gain (loss) on investments	10,919,597	30,651,615	(3,173,332)	(12,101,799)	(2,051,669)	(63,534)

Net increase (decrease) in contract owners’ equity from operations	$11,631,512	$43,699,971	$1,574,038	$(13,294,508)	$13,879,354	$(171,392)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Calvert Variable Products, Inc.	Calvert Variable Series, Inc.	Dreyfus Variable Investment Fund - Service Shares	Royce Capital Fund - Investment Class
	VP S&P 500 Index Subaccount	VP SRI Equity Subaccount (note 4)	Appreciation Subaccount	Small-Cap Subaccount	Micro-Cap Subaccount
	2014 (b)	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$2,420	$232	$637,721	$537,529	$0
Risk and administrative expense (note 2)	(1,410)	(769)	(519,060)	(6,306,250)	(1,520,465)

Net investment activity	1,010	(537)	118,661	(5,768,721)	(1,520,465)

Reinvested capital gains	12,828	15,493	1,081,535	49,554,246	8,792,791

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,113	62,732	2,054,146	38,273,753	2,866,173
Unrealized gain (loss)	(436)	(79,488)	(790,831)	(79,831,341)	(16,125,875)

Net gain (loss) on investments	2,677	(16,756)	1,263,315	(41,557,588)	(13,259,702)

Net increase (decrease) in contract owners’ equity from operations	$16,515	$(1,800)	$2,463,511	$2,227,937	$(5,987,376)

(b)	Period from April 30, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)			AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Growth Subaccount	Invesco V.I. Comstock Series I Subaccount	Invesco V.I. International Growth Series II Subaccount	Invesco V.I. Balanced- Risk Allocation Series II Subaccount
	2014	2014	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$1,359,556	$1,327,070	$0	$629	$446,862	$0
Risk and administrative expense (note 2)	(654,216)	(1,397,919)	(408,403)	(417)	(396,267)	(9,235,326)

Net investment activity	705,340	(70,849)	(408,403)	212	50,595	(9,235,326)

Reinvested capital gains	0	0	2,349,723	0	0	44,989,743

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	300,482	6,972,037	1,906,827	151	773,963	(9,936,352)
Unrealized gain (loss)	1,741,508	19,437,100	(2,674,877)	3,411	(1,283,506)	1,123,212

Net gain (loss) on investments	2,041,990	26,409,137	(768,050)	3,562	(509,543)	(8,813,140)

Net increase (decrease) in contract owners’ equity from operations	$2,747,330	$26,338,288	$1,173,270	$3,774	$(458,948)	$26,941,277

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Franklin Templeton Variable Insurance Products Trust - Class 2			Neuberger Berman Advisers Management Trust - S Class
	Franklin Income VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Templeton Foreign VIP Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$6,463,474	$0	$3,438,696	$413,495
Risk and administrative expense (note 2)	(1,684,866)	(902,227)	(2,374,764)	(774,879)

Net investment activity	4,778,608	(902,227)	1,063,932	(361,384)

Reinvested capital gains	0	11,915,447	0	1,513,010

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,178,380	16,325,342	4,678,170	3,934,874
Unrealized gain (loss)	(2,571,309)	(25,391,341)	(28,914,941)	1,724,655

Net gain (loss) on investments	(392,929)	(9,065,999)	(24,236,771)	5,659,529

Net increase (decrease) in contract owners’ equity from operations	$4,385,679	$1,947,221	$(23,172,839)	$6,811,155

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Federated Insurance Series - Service Shares
	Kaufmann Fund II Subaccount	Managed Volatility Fund II Subaccount	Managed Tail Risk Fund II Subaccount
	2014	2014	2014
Investment activity:
Reinvested dividends	$0	$10,843,905	$305,638
Risk and administrative expense (note 2)	(466,021)	(5,207,986)	(463,681)

Net investment activity	(466,021)	5,635,919	(158,043)

Reinvested capital gains	4,112,403	22,826,902	3,438,453

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,625,173	2,976,673	(484,032)
Unrealized gain (loss)	(3,627,820)	(25,967,050)	(4,327,469)

Net gain (loss) on investments	(1,002,647)	(22,990,377)	(4,811,501)

Net increase (decrease) in contract owners’ equity from operations	$2,643,735	$5,472,444	$(1,531,091)

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount	Global Markets Navigator Subaccount
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$3,712,871	$189,857	$19,997	$54,470
Risk and administrative expense (note 2)	(5,160,793)	(163,036)	(213,726)	(1,698,845)

Net investment activity	(1,447,922)	26,821	(193,729)	(1,644,375)

Reinvested capital gains	61,362,096	732,560	3,234,798	1,213,532

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	39,973,681	425,032	1,244,600	717,579
Unrealized gain (loss)	(57,988,859)	686,159	(2,377,420)	3,434,596

Net gain (loss) on investments	(18,015,178)	1,111,191	(1,132,820)	4,152,175

Net increase (decrease) in contract owners’ equity from operations	$41,898,996	$1,870,572	$1,908,249	$3,721,332

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Templeton Foreign VIP Subaccount	Franklin Founding Funds Allocation VIP Subaccount
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$6,830,170	$0	$7,938,517	$1,185,758
Risk and administrative expense (note 2)	(1,840,505)	(2,395,763)	(5,760,960)	(566,729)

Net investment activity	4,989,665	(2,395,763)	2,177,557	619,029

Reinvested capital gains	0	33,059,930	0	36,842

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4,494,903	53,105,087	9,805,712	534,737
Unrealized gain (loss)	(5,245,775)	(79,625,667)	(69,567,281)	(577,548)

Net gain (loss) on investments	(750,872)	(26,520,580)	(59,761,569)	(42,811)

Net increase (decrease) in contract owners’ equity from operations	$4,238,793	$4,143,587	$(57,584,012)	$613,060

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Ivy Funds Variable Insurance Portfolios, Inc.
	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount
	2014	2014	2014
Investment activity:
Reinvested dividends	$2,370,246	$0	$0
Risk and administrative expense (note 2)	(6,357,929)	(849,867)	(1,206,909)

Net investment activity	(3,987,683)	(849,867)	(1,206,909)

Reinvested capital gains	62,826,721	0	7,688,324

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	14,949,036	551,226	5,941,183
Unrealized gain (loss)	(106,264,520)	(8,201,332)	(11,053,946)

Net gain (loss) on investments	(91,315,484)	(7,650,106)	(5,112,763)

Net increase (decrease) in contract owners’ equity from operations	$(32,476,446)	$(8,499,973)	$1,368,652

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2014

	Northern Lights Variable Trust - Class II
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Total Subaccounts
	2014	2014	2014	2014
Investment activity:
Reinvested dividends	$4,970,782	$8,638,257	$7,285,644	$238,177,050
Risk and administrative expense (note 2)	(6,817,148)	(10,947,797)	(10,987,025)	(240,651,335)

Net investment activity	(1,846,366)	(2,309,540)	(3,701,381)	(2,474,285)

Reinvested capital gains	4,010,876	9,798,934	0	546,479,830

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,814,730	9,375,958	9,240,130	509,321,579
Unrealized gain (loss)	(785,201)	(5,658,478)	(5,833,782)	(477,696,758)

Net gain (loss) on investments	6,029,529	3,717,480	3,406,348	31,624,821

Net increase (decrease) in contract owners’ equity from operations	$8,194,039	$11,206,874	$(295,033)	$575,630,366

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount		Omni Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,664,730)	$(620,401)	$(2,564,516)	$(2,865,905)	$(1,696,328)	$(1,674,583)	$(51,332)	$(35,185)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	8,200,173	3,898,731	(29,800)	1,500	4,511,903	5,967,368	1,074,758	815,788
Unrealized gain (loss)	24,538,061	44,248,161	0	0	2,981,273	(8,448,470)	898,402	3,712,744

Net increase (decrease) in contract owners’ equity from operations	31,073,504	47,526,491	(2,594,316)	(2,864,405)	5,796,848	(4,155,685)	1,921,828	4,493,347

Equity transactions:
Contract purchase payments (note 1)	5,181,916	2,940,012	19,848,566	22,745,747	4,708,459	3,033,275	477,587	651,782
Extra credit fund deposit (note 1)	14,892	8,478	17,133	55,335	28,131	6,114	280	1,173
Transfers (to) and from other subaccounts	275,835,229	(11,203,360)	(24,011,765)	34,872,727	10,664,477	(288,358)	(543,313)	(446,185)
Transfers (to) and from fixed dollar contract	215,011	(366,838)	(1,833,003)	1,619,550	413,772	159,385	(3,221)	(194,044)
Withdrawals and surrenders	(12,010,145)	(8,617,735)	(37,033,100)	(34,482,481)	(6,798,162)	(7,781,895)	(1,477,712)	(1,443,607)
Surrender charges (note 2)	(37,894)	(18,603)	(156,828)	(129,977)	(22,503)	(38,030)	(7,318)	(5,354)
Annual contract charges (note 2)	(2,135,353)	(1,225,895)	(2,250,417)	(2,326,523)	(1,200,270)	(1,153,037)	(80,974)	(82,947)
Annuity and death benefit payments	(6,069,515)	(4,276,518)	(10,268,774)	(10,073,044)	(3,938,885)	(3,562,045)	(465,466)	(710,193)

Net equity transactions	260,994,141	(22,760,459)	(55,688,188)	12,281,334	3,855,019	(9,624,591)	(2,100,137)	(2,229,375)

Net change in contract owners’ equity	292,067,645	24,766,032	(58,282,504)	9,416,929	9,651,867	(13,780,276)	(178,309)	2,263,972
Contract owners’ equity:
Beginning of period	166,691,144	141,925,112	225,962,315	216,545,386	130,635,239	144,415,515	18,998,887	16,734,915

End of period	$458,758,789	$166,691,144	$167,679,811	$225,962,315	$140,287,106	$130,635,239	$18,820,578	$18,998,887

Change in units:
Beginning units	13,471,858	15,668,730	19,504,529	18,402,458	7,617,645	8,153,185	1,041,092	1,182,187

Units purchased	23,864,304	665,327	13,407,356	17,181,821	2,489,720	2,203,827	82,507	112,604
Units redeemed	(3,130,849)	(2,862,199)	(18,234,285)	(16,079,750)	(2,254,742)	(2,739,367)	(185,983)	(253,699)

Ending units	34,205,313	13,471,858	14,677,600	19,504,529	7,852,623	7,617,645	937,616	1,041,092

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	International Subaccount		Capital Appreciation Subaccount		Millennium Subaccount (note 4)	International Small-Mid Company Subaccount
	2014	2013	2014	2013	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,029,780)	$(2,065,286)	$(1,267,425)	$(836,467)	$(199,650)	$(755,957)	$(707,608)
Reinvested capital gains	0	0	0	0	399,181	0	0
Realized gain (loss)	4,165,941	5,656,738	8,445,841	8,759,628	9,095,534	2,757,081	2,526,717
Unrealized gain (loss)	(19,690,928)	12,581,360	7,682,556	19,185,664	(3,294,752)	(8,098,418)	10,875,548

Net increase (decrease) in contract owners’ equity from operations	(17,554,767)	16,172,812	14,860,972	27,108,825	6,000,313	(6,097,294)	12,694,657

Equity transactions:
Contract purchase payments (note 1)	2,613,513	2,670,889	3,982,286	2,632,111	527,845	1,747,726	1,368,161
Extra credit fund deposit (note 1)	3,507	6,765	10,116	8,799	2,247	5,758	6,332
Transfers (to) and from other subaccounts	17,201,037	6,204,274	301,499,477	(4,389,273)	(19,387,246)	2,112,309	(933,713)
Transfers (to) and from fixed dollar contract	(57,235)	(60,573)	673,490	151,303	(162,728)	350,629	466,445
Withdrawals and surrenders	(7,815,588)	(9,245,702)	(8,214,998)	(5,310,169)	(1,132,412)	(2,659,512)	(2,087,450)
Surrender charges (note 2)	(12,802)	(13,002)	(25,970)	(12,130)	(7,546)	(12,699)	(17,418)
Annual contract charges (note 2)	(1,462,750)	(1,501,307)	(1,645,092)	(748,034)	(83,511)	(569,675)	(531,464)
Annuity and death benefit payments	(4,672,191)	(5,072,999)	(4,595,957)	(3,466,755)	(298,407)	(1,512,643)	(1,169,511)

Net equity transactions	5,797,491	(7,011,655)	291,683,352	(11,134,148)	(20,541,758)	(538,107)	(2,898,618)

Net change in contract owners’ equity	(11,757,276)	9,161,157	306,544,324	15,974,677	(14,541,445)	(6,635,401)	9,796,039
Contract owners’ equity:
Beginning of period	166,630,091	157,468,934	102,964,124	86,989,447	14,541,445	60,587,455	50,791,416

End of period	$154,872,815	$166,630,091	$409,508,448	$102,964,124	$0	$53,952,054	$60,587,455

Change in units:
Beginning units	13,865,847	14,425,425	3,469,708	3,839,409	1,284,003	2,907,963	3,067,845

Units purchased	2,322,394	1,828,829	11,170,674	470,032	198,952	481,167	404,957
Units redeemed	(1,752,991)	(2,388,407)	(998,485)	(839,733)	(1,482,955)	(500,229)	(564,839)

Ending units	14,435,250	13,865,847	13,641,897	3,469,708	0	2,888,901	2,907,963

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount		Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(321,194)	$(296,167)	$(1,166,086)	$(457,821)	$(784,200)	$(689,885)	$329,672	$391,189
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	1,843,419	1,600,905	6,292,791	2,924,867	4,657,656	4,031,934	14,085,797	9,848,335
Unrealized gain (loss)	497,719	4,852,840	12,266,201	10,492,552	1,924,552	10,818,809	15,662,416	38,080,051

Net increase (decrease) in contract owners’ equity from operations	2,019,944	6,157,578	17,392,906	12,959,598	5,798,008	14,160,858	30,077,885	48,319,575

Equity transactions:
Contract purchase payments (note 1)	1,730,145	2,095,342	3,419,572	5,125,686	2,488,864	2,009,183	21,293,950	24,796,700
Extra credit fund deposit (note 1)	229	4,851	7,604	8,589	4,681	3,532	12,924	9,820
Transfers (to) and from other subaccounts	(1,775,633)	(2,160,392)	87,368,017	30,638,564	542,364	660,484	27,367,632	28,304,996
Transfers (to) and from fixed dollar contract	193,032	189,107	448,813	(298,777)	397,632	533,417	6,086,504	1,906,580
Withdrawals and surrenders	(1,394,051)	(824,150)	(4,326,762)	(1,488,630)	(3,424,347)	(2,501,828)	(10,044,059)	(5,597,781)
Surrender charges (note 2)	(7,699)	(9,670)	(21,805)	(8,187)	(15,741)	(8,784)	(33,990)	(24,967)
Annual contract charges (note 2)	(230,255)	(225,325)	(855,311)	(339,256)	(489,794)	(430,357)	(2,314,304)	(1,638,683)
Annuity and death benefit payments	(650,180)	(696,765)	(1,748,494)	(787,790)	(1,447,152)	(1,236,645)	(5,085,945)	(4,541,206)

Net equity transactions	(2,134,412)	(1,627,002)	84,291,634	32,850,199	(1,943,493)	(970,998)	37,282,712	43,215,459

Net change in contract owners’ equity	(114,468)	4,530,576	101,684,540	45,809,797	3,854,515	13,189,860	67,360,597	91,535,034
Contract owners’ equity:
Beginning of period	26,791,301	22,260,725	69,391,932	23,582,135	59,194,204	46,004,344	239,637,332	148,102,298

End of period	$26,676,833	$26,791,301	$171,076,472	$69,391,932	$63,048,719	$59,194,204	$306,997,929	$239,637,332

Change in units:
Beginning units	2,617,296	2,918,190	5,074,868	2,551,707	2,623,813	2,638,917	13,597,324	10,859,140

Units purchased	329,205	599,194	9,215,075	3,411,549	451,383	604,327	4,782,067	5,077,090
Units redeemed	(599,102)	(900,088)	(2,599,007)	(888,388)	(509,538)	(619,431)	(2,775,837)	(2,338,906)

Ending units	2,347,399	2,617,296	11,690,936	5,074,868	2,565,658	2,623,813	15,603,554	13,597,324

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Strategic Value Subaccount		High Income Bond Subaccount		Capital Growth Subaccount		Nasdaq-100® Index Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$12,257,654	$5,325,047	$(3,467,366)	$(3,687,444)	$(875,887)	$(761,241)	$(192,069)	$(313,924)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	26,893,854	6,113,668	28,229,364	16,080,232	5,253,142	3,800,378	8,252,934	7,077,606
Unrealized gain (loss)	829,542	42,492,813	(20,156,529)	3,611,693	(3,839,526)	11,363,460	6,927,775	13,685,706

Net increase (decrease) in contract owners’ equity from operations	39,981,050	53,931,528	4,605,469	16,004,481	537,729	14,402,597	14,988,640	20,449,388

Equity transactions:
Contract purchase payments (note 1)	10,441,242	9,532,731	7,832,549	9,501,847	3,922,957	5,415,270	5,056,272	3,600,075
Extra credit fund deposit (note 1)	14,263	14,800	23,911	27,798	9,371	4,120	2,340	3,171
Transfers (to) and from other subaccounts	(93,946,276)	78,915,536	(69,286,353)	(12,644,341)	(5,383,525)	5,321,641	10,865,147	4,627,876
Transfers (to) and from fixed dollar contract	2,700,212	2,122,298	1,103,676	2,073,848	245,600	972,641	824,862	626,912
Withdrawals and surrenders	(12,400,282)	(8,187,741)	(11,459,281)	(9,457,039)	(2,085,793)	(1,894,044)	(4,937,548)	(2,674,002)
Surrender charges (note 2)	(79,618)	(83,274)	(72,360)	(80,326)	(6,304)	(9,018)	(11,307)	(11,013)
Annual contract charges (note 2)	(4,314,031)	(3,437,696)	(2,865,939)	(3,055,832)	(590,570)	(531,628)	(853,504)	(647,739)
Annuity and death benefit payments	(7,641,652)	(6,576,893)	(6,669,978)	(6,674,230)	(1,258,465)	(1,000,500)	(2,308,179)	(1,604,772)

Net equity transactions	(105,226,142)	72,299,761	(81,393,775)	(20,308,275)	(5,146,729)	8,278,482	8,638,083	3,920,508

Net change in contract owners’ equity	(65,245,092)	126,231,289	(76,788,306)	(4,303,794)	(4,609,000)	22,681,079	23,626,723	24,369,896
Contract owners’ equity:
Beginning of period	384,520,012	258,288,723	288,482,487	292,786,281	70,590,239	47,909,160	84,241,220	59,871,324

End of period	$319,274,920	$384,520,012	$211,694,181	$288,482,487	$65,981,239	$70,590,239	$107,867,943	$84,241,220

Change in units:
Beginning units	26,994,690	21,683,013	13,724,307	14,703,714	2,030,472	1,752,877	10,406,649	9,862,743

Units purchased	2,455,581	9,353,034	1,738,894	2,255,940	386,868	664,686	4,084,030	4,223,704
Units redeemed	(9,254,045)	(4,041,357)	(5,563,914)	(3,235,347)	(528,510)	(387,091)	(3,137,115)	(3,679,798)

Ending units	20,196,226	26,994,690	9,899,287	13,724,307	1,888,830	2,030,472	11,353,564	10,406,649

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		U.S. Equity Subaccount (note 4)	Balanced Subaccount		Income Opportunity Subaccount (note 4)
	2014	2013	2014	2013	2013	2014	2013	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,999,773)	$(1,730,590)	$(2,206,072)	$(2,087,602)	$(131,106)	$543,169	$(92,821)	$(38,731)
Reinvested capital gains	0	0	0	0	0	0	0	1,033,217
Realized gain (loss)	17,037,420	17,558,236	15,172,892	13,969,182	5,251,848	3,502,095	1,908,220	1,184,377
Unrealized gain (loss)	10,842,942	53,743,391	(4,536,844)	40,875,836	(698,791)	21,231,950	12,545,524	(624,968)

Net increase (decrease) in contract owners’ equity from operations	25,880,589	69,571,037	8,429,976	52,757,416	4,421,951	25,277,214	14,360,923	1,553,895

Equity transactions:
Contract purchase payments (note 1)	5,298,815	5,230,284	3,820,719	4,147,026	605,079	77,740,985	74,566,540	285,648
Extra credit fund deposit (note 1)	16,236	13,153	5,030	8,239	44	52,621	116,130	286
Transfers (to) and from other subaccounts	(16,165,623)	(39,892,851)	(2,819,951)	(28,235,499)	(18,722,971)	466,247,452	53,672,378	(8,775,958)
Transfers (to) and from fixed dollar contract	1,152,168	1,358,903	991,664	1,136,634	315,836	24,196,797	23,431,658	(62,368)
Withdrawals and surrenders	(7,651,113)	(5,978,952)	(5,882,496)	(4,269,044)	(355,354)	(9,692,191)	(1,591,213)	(240,748)
Surrender charges (note 2)	(43,211)	(48,598)	(35,558)	(39,859)	(1,747)	(121,434)	(32,235)	(977)
Annual contract charges (note 2)	(2,470,897)	(2,381,647)	(1,938,523)	(1,859,883)	(134,671)	(3,917,811)	(1,031,476)	(68,642)
Annuity and death benefit payments	(5,065,608)	(4,692,862)	(3,753,093)	(3,296,087)	(526,865)	(6,278,297)	(1,689,887)	(147,185)

Net equity transactions	(24,929,233)	(46,392,570)	(9,612,208)	(32,408,473)	(18,820,649)	548,228,122	147,441,895	(9,009,944)

Net change in contract owners’ equity	951,356	23,178,467	(1,182,232)	20,348,943	(14,398,698)	573,505,336	161,802,818	(7,456,049)
Contract owners’ equity:
Beginning of period	216,890,506	193,712,039	168,762,860	148,413,917	14,398,698	230,539,435	68,736,617	7,456,049

End of period	$217,841,862	$216,890,506	$167,580,628	$168,762,860	$0	$804,044,771	$230,539,435	$0

Change in units:
Beginning units	11,783,687	14,661,303	10,065,360	12,302,697	1,353,700	14,149,173	4,741,069	658,913

Units purchased	783,382	852,215	1,694,279	884,587	196,385	35,723,955	10,642,849	126,702
Units redeemed	(2,037,765)	(3,729,831)	(2,228,354)	(3,121,924)	(1,550,085)	(3,347,124)	(1,234,745)	(785,615)

Ending units	10,529,304	11,783,687	9,531,285	10,065,360	0	46,526,004	14,149,173	0

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ohio National Fund, Inc.
	Target VIP Subaccount		Target Equity/Income Subaccount (note 4)	Bristol Growth Subaccount		Risk Managed Balanced Subaccount
	2014	2013	2013	2014	2013	2014 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$163,779	$(110,916)	$75,060	$(1,167,763)	$(991,447)	$(131,624)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	1,336,191	880,942	4,333,517	8,571,655	9,450,851	24,262
Unrealized gain (loss)	1,564,529	6,556,045	1,029,491	4,433,684	26,360,021	1,160,972

Net increase (decrease) in contract owners’ equity from operations	3,064,499	7,326,071	5,438,068	11,837,576	34,819,425	1,053,610

Equity transactions:
Contract purchase payments (note 1)	1,310,552	387,534	842,492	3,026,240	2,951,765	26,512,691
Extra credit fund deposit (note 1)	7,463	1,918	1,372	5,297	5,481	19,231
Transfers (to) and from other subaccounts	1,208,220	24,147,254	(24,910,365)	(6,618,211)	(19,878,488)	3,468,068
Transfers (to) and from fixed dollar contract	306,615	36,673	107,736	791,851	922,129	2,607,615
Withdrawals and surrenders	(1,691,536)	(546,632)	(713,168)	(3,819,740)	(2,658,365)	(184,797)
Surrender charges (note 2)	(3,463)	(2,691)	(4,928)	(26,666)	(31,284)	(737)
Annual contract charges (note 2)	(620,025)	(324,136)	(260,771)	(1,354,497)	(1,300,579)	(25,590)
Annuity and death benefit payments	(1,509,665)	(960,309)	(759,582)	(2,484,327)	(2,180,334)	(117,593)

Net equity transactions	(991,839)	22,739,611	(25,697,214)	(10,480,053)	(22,169,675)	32,278,888

Net change in contract owners’ equity	2,072,660	30,065,682	(20,259,146)	1,357,523	12,649,750	33,332,498
Contract owners’ equity:
Beginning of period	50,512,487	20,446,805	20,259,146	115,183,135	102,533,385	0

End of period	$52,585,147	$50,512,487	$0	$116,540,658	$115,183,135	$33,332,498

Change in units:
Beginning units	3,746,231	2,059,046	2,401,760	8,255,633	10,066,296	0

Units purchased	382,123	2,020,952	293,609	678,839	738,366	3,206,257
Units redeemed	(459,992)	(333,767)	(2,695,369)	(1,385,995)	(2,549,029)	(99,877)

Ending units	3,668,362	3,746,231	0	7,548,477	8,255,633	3,106,380

(a)	Period from May 1, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Fidelity® Variable Insurance Products Fund - Initial Class
	VIP Growth Subaccount		VIP Equity-Income Subaccount		VIP High Income Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(11,256)	$(9,774)	$12,576	$10,642	$2,652	$3,330
Reinvested capital gains	0	630	11,942	56,587	0	0
Realized gain (loss)	64,228	39,688	9,139	(324)	(2,802)	(1,955)
Unrealized gain (loss)	41,572	256,329	28,364	124,456	345	1,932

Net increase (decrease) in contract owners’ equity from operations	94,544	286,873	62,021	191,361	195	3,307

Equity transactions:
Contract purchase payments (note 1)	909	5,059	3,942	37,558	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(4,731)	0	(5,473)	(9,650)	(4,454)	0
Transfers (to) and from fixed dollar contract	(23,741)	(35,181)	0	0	0	0
Withdrawals and surrenders	(123,020)	(104,329)	(111,461)	(23,781)	(7,173)	(5,910)
Surrender charges (note 2)	(489)	(1,279)	(46)	(89)	(2)	(7)
Annual contract charges (note 2)	(1,097)	(1,282)	(570)	(687)	(146)	(169)
Annuity and death benefit payments	(8,252)	(24,828)	(16,742)	(7,541)	(1,280)	(1,332)

Net equity transactions	(160,421)	(161,840)	(130,350)	(4,190)	(13,055)	(7,418)

Net change in contract owners’ equity	(65,877)	125,033	(68,329)	187,171	(12,860)	(4,111)
Contract owners’ equity:
Beginning of period	1,030,825	905,792	913,931	726,760	72,642	76,753

End of period	$964,948	$1,030,825	$845,602	$913,931	$59,782	$72,642

Change in units:
Beginning units	39,769	47,032	36,104	36,319	4,115	4,547

Units purchased	33	231	149	1,626	0	0
Units redeemed	(5,918)	(7,494)	(5,128)	(1,841)	(724)	(432)

Ending units	33,884	39,769	31,125	36,104	3,391	4,115

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Janus Aspen Series - Institutional Shares
	Janus Subaccount		Overseas Subaccount		Global Research Subaccount		Balanced Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(45,149)	$(24,533)	$37,153	$41,998	$(4,207)	$(1,629)	$36,094	$20,809
Reinvested capital gains	356,277	0	204,345	0	0	0	193,772	425,912
Realized gain (loss)	102,249	50,816	17,509	24,126	65,713	23,813	247,835	125,928
Unrealized gain (loss)	131,600	1,200,077	(525,280)	205,824	74,510	516,811	26,720	734,010

Net increase (decrease) in contract owners’ equity from operations	544,977	1,226,360	(266,273)	271,948	136,016	538,995	504,421	1,306,659

Equity transactions:
Contract purchase payments (note 1)	11,847	5,963	487	6,036	8,526	8,773	16,209	11,627
Extra credit fund deposit (note 1)	39	34	19	21	16	16	(339)	24
Transfers (to) and from other subaccounts	(28,779)	(102,453)	33,093	(176,150)	52,138	62,579	46,629	21,376
Transfers (to) and from fixed dollar contract	(9,697)	(37,461)	0	2,554	(9,888)	(116,018)	28,957	(31,336)
Withdrawals and surrenders	(407,912)	(597,256)	(130,268)	(167,169)	(295,510)	(206,859)	(1,097,088)	(728,992)
Surrender charges (note 2)	(467)	(1,014)	(50)	(118)	(351)	(257)	(1,713)	(2,565)
Annual contract charges (note 2)	(8,601)	(12,589)	(5,861)	(6,486)	(4,340)	(4,747)	(9,777)	(10,841)
Annuity and death benefit payments	(46,335)	(89,468)	(37,794)	(32,528)	(22,602)	(36,379)	(300,926)	(256,669)

Net equity transactions	(489,905)	(834,244)	(140,374)	(373,840)	(272,011)	(292,892)	(1,318,048)	(997,376)

Net change in contract owners’ equity	55,072	392,116	(406,647)	(101,892)	(135,995)	246,103	(813,627)	309,283
Contract owners’ equity:
Beginning of period	5,073,538	4,681,422	2,233,669	2,335,561	2,387,223	2,141,120	7,907,186	7,597,903

End of period	$5,128,610	$5,073,538	$1,827,022	$2,233,669	$2,251,228	$2,387,223	$7,093,559	$7,907,186

Change in units:
Beginning units	324,749	386,487	81,591	96,301	175,177	197,495	309,864	353,761

Units purchased	11,414	1,551	2,902	1,843	5,593	9,858	8,117	7,634
Units redeemed	(41,368)	(63,289)	(7,714)	(16,553)	(24,288)	(32,176)	(57,926)	(51,531)

Ending units	294,795	324,749	76,779	81,591	156,482	175,177	260,055	309,864

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Legg Mason Partners Variable Equity Trust - Class I
	ClearBridge Variable All Cap Value Subaccount (note 4)		ClearBridge Variable Equity Income Subaccount		ClearBridge Variable Large Cap Value Subaccount		QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,628,724	$50,966	$287,703	$125,143	$736,551	$150,801	$5,218,441	$2,431,484
Reinvested capital gains	15,002,829	1,554,673	0	0	4,662,205	1,271,024	13,888,967	605,615
Realized gain (loss)	(14,617,520)	699,752	995,096	878,376	1,332,539	1,191,813	9,263,701	4,890,093
Unrealized gain (loss)	(3,160,773)	2,550,117	1,563,207	2,820,586	(2,861,498)	3,292,453	31,880,336	67,649,636

Net increase (decrease) in contract owners’ equity from operations	1,853,260	4,855,508	2,846,006	3,824,105	3,869,797	5,906,091	60,251,445	75,576,828

Equity transactions:
Contract purchase payments (note 1)	2,141,717	1,560,908	2,590,867	1,687,435	4,948,576	2,761,583	339,829,557	262,253,475
Extra credit fund deposit (note 1)	1,507	4,035	4,583	437	40,579	7,758	188,416	295,733
Transfers (to) and from other subaccounts	(25,847,732)	3,147,589	1,474,072	3,775,442	36,132,270	3,037,474	40,369,959	374,773,493
Transfers (to) and from fixed dollar contract	54,567	69,070	210,709	(194,898)	290,309	555,998	78,633,507	67,563,368
Withdrawals and surrenders	(753,816)	(607,019)	(717,709)	(1,194,539)	(919,804)	(477,128)	(20,503,419)	(4,643,770)
Surrender charges (note 2)	(1,811)	(880)	(1,362)	(3,627)	(3,844)	(3,534)	(312,286)	(67,074)
Annual contract charges (note 2)	(206,531)	(174,400)	(213,977)	(171,490)	(365,903)	(207,079)	(11,568,544)	(3,940,044)
Annuity and death benefit payments	(479,829)	(324,639)	(539,016)	(340,267)	(749,402)	(466,543)	(15,463,338)	(4,414,408)

Net equity transactions	(25,091,928)	3,674,664	2,808,167	3,558,493	39,372,781	5,208,529	411,173,852	691,820,773

Net change in contract owners’ equity	(23,238,668)	8,530,172	5,654,173	7,382,598	43,242,578	11,114,620	471,425,297	767,397,601
Contract owners’ equity:
Beginning of period	23,238,668	14,708,496	22,429,152	15,046,554	28,728,497	17,613,877	964,110,548	196,712,947

End of period	$0	$23,238,668	$28,083,325	$22,429,152	$71,971,075	$28,728,497	$1,435,535,845	$964,110,548

Change in units:
Beginning units	979,292	802,679	1,264,628	1,057,508	1,365,218	1,078,467	76,562,488	18,248,720

Units purchased	188,470	354,844	449,090	667,470	2,057,897	587,309	38,873,219	63,203,277
Units redeemed	(1,167,762)	(178,231)	(302,344)	(460,350)	(320,392)	(300,558)	(7,086,893)	(4,889,509)

Ending units	0	979,292	1,411,374	1,264,628	3,102,723	1,365,218	108,348,814	76,562,488

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Wells Fargo Advantage Variable Trust Funds
	Opportunity Subaccount		Small Cap Value Subaccount		Discovery Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(49,427)	$(41,988)	$(3,392)	$(2,110)	$(59,753)	$(61,615)
Reinvested capital gains	0	0	0	0	568,523	129,338
Realized gain (loss)	227,648	73,798	1,593	338	566,215	504,672
Unrealized gain (loss)	172,800	968,847	11,798	40,078	(1,138,434)	1,057,376

Net increase (decrease) in contract owners’ equity from operations	351,021	1,000,657	9,999	38,306	(63,449)	1,629,771

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	(186)	0
Transfers (to) and from other subaccounts	(55,451)	(6,519)	0	0	(39,591)	(55,284)
Transfers (to) and from fixed dollar contract	0	(12,783)	0	0	(80,226)	(231,049)
Withdrawals and surrenders	(649,989)	(437,590)	(6,622)	(14,685)	(637,914)	(437,193)
Surrender charges (note 2)	(675)	(308)	0	0	(292)	(328)
Annual contract charges (note 2)	(5,722)	(5,800)	(760)	(774)	(7,597)	(8,254)
Annuity and death benefit payments	(59,051)	(42,915)	(753)	(734)	(85,675)	(108,762)

Net equity transactions	(770,888)	(505,915)	(8,135)	(16,193)	(851,481)	(840,870)

Net change in contract owners’ equity	(419,867)	494,742	1,864	22,113	(914,930)	788,901
Contract owners’ equity:
Beginning of period	4,165,354	3,670,612	318,128	296,015	5,088,247	4,299,346

End of period	$3,745,487	$4,165,354	$319,992	$318,128	$4,173,317	$5,088,247

Change in units:
Beginning units	161,536	183,791	18,077	19,044	178,552	213,894

Units purchased	0	0	0	0	0	0
Units redeemed	(27,838)	(22,255)	(410)	(967)	(30,536)	(35,342)

Ending units	133,698	161,536	17,667	18,077	148,016	178,552

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount
	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$19,581	$30,793	$4,887	$(4,866)
Reinvested capital gains	0	0	0	0
Realized gain (loss)	4,844	(227)	167,836	124,477
Unrealized gain (loss)	47,149	(52,576)	545,988	(60,951)

Net increase (decrease) in contract owners’ equity from operations	71,574	(22,010)	718,711	58,660

Equity transactions:
Contract purchase payments (note 1)	1,156	888	21,061	17,290
Extra credit fund deposit (note 1)	0	0	0	4
Transfers (to) and from other subaccounts	101,076	16,082	(163,129)	53,204
Transfers (to) and from fixed dollar contract	0	(25,960)	12,082	(6,484)
Withdrawals and surrenders	(97,318)	(104,490)	(404,718)	(628,330)
Surrender charges (note 2)	(5)	(58)	(2,144)	(3,658)
Annual contract charges (note 2)	(1,065)	(1,314)	(5,831)	(6,368)
Annuity and death benefit payments	(81,401)	(82,086)	(75,637)	(78,581)

Net equity transactions	(77,557)	(196,938)	(618,316)	(652,923)

Net change in contract owners’ equity	(5,983)	(218,948)	100,395	(594,263)
Contract owners’ equity:
Beginning of period	1,191,729	1,410,677	2,901,897	3,496,160

End of period	$1,185,746	$1,191,729	$3,002,292	$2,901,897

Change in units:
Beginning units	72,157	84,029	82,171	100,116

Units purchased	11,569	1,058	6,066	7,931
Units redeemed	(16,239)	(12,930)	(21,894)	(25,876)

Ending units	67,487	72,157	66,343	82,171

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(125,468)	$(386,478)	$47,679	$(48,774)	$(92,568)	$(89,920)
Reinvested capital gains	38,390,264	27,123,815	1,443,328	0	1,845,993	341,178
Realized gain (loss)	13,574,414	12,251,925	2,056,523	1,537,332	866,432	1,062,142
Unrealized gain (loss)	(26,433,417)	28,692,977	845,673	7,451,839	(1,487,794)	1,292,595

Net increase (decrease) in contract owners’ equity from operations	25,405,793	67,682,239	4,393,203	8,940,397	1,132,063	2,605,995

Equity transactions:
Contract purchase payments (note 1)	2,291,309	2,783,722	333,326	349,683	134,127	97,343
Extra credit fund deposit (note 1)	6,852	16,025	1,230	4,587	66	425
Transfers (to) and from other subaccounts	(43,121,326)	(41,798,058)	310,042	(2,492,587)	(86,359)	(1,003,248)
Transfers (to) and from fixed dollar contract	164,894	341,317	43,581	65,626	(87,342)	(193,264)
Withdrawals and surrenders	(9,499,102)	(9,538,855)	(1,527,690)	(1,767,199)	(626,375)	(980,326)
Surrender charges (note 2)	(12,733)	(25,389)	(1,147)	(377)	(688)	(657)
Annual contract charges (note 2)	(2,633,363)	(2,854,570)	(261,609)	(241,980)	(85,131)	(85,195)
Annuity and death benefit payments	(8,066,322)	(8,285,704)	(992,400)	(966,755)	(265,619)	(257,366)

Net equity transactions	(60,869,791)	(59,361,512)	(2,094,667)	(5,049,002)	(1,017,321)	(2,422,288)

Net change in contract owners’ equity	(35,463,998)	8,320,727	2,298,536	3,891,395	114,742	183,707
Contract owners’ equity:
Beginning of period	245,247,866	236,927,139	30,963,036	27,071,641	9,704,565	9,520,858

End of period	$209,783,868	$245,247,866	$33,261,572	$30,963,036	$9,819,307	$9,704,565

Change in units:
Beginning units	17,187,094	21,840,899	1,923,913	2,283,315	575,071	736,135

Units purchased	728,358	1,218,206	236,279	150,188	81,793	65,510
Units redeemed	(4,722,231)	(5,872,011)	(362,099)	(509,590)	(137,387)	(226,574)

Ending units	13,193,221	17,187,094	1,798,093	1,923,913	519,477	575,071

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount		International Equity Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,498,816	$989,225	$(523,093)	$(450,342)	$(34,441)	$(13,606)	$1,739,817	$196,722
Reinvested capital gains	3,685,425	2,382,809	6,555,000	4,389,863	689,935	488,957	0	0
Realized gain (loss)	5,835,464	5,391,382	(48,569)	(401,278)	199,760	160,536	16,368,292	17,595,633
Unrealized gain (loss)	(33,481,102)	(16,538,596)	(2,326,228)	6,293,589	(150,680)	380,791	(52,587,786)	86,577,818

Net increase (decrease) in contract owners’ equity from operations	(22,461,397)	(7,775,180)	3,657,110	9,831,832	704,574	1,016,678	(34,479,677)	104,370,173

Equity transactions:
Contract purchase payments (note 1)	12,712,568	14,092,064	1,976,812	1,498,115	94,392	220,111	17,051,400	19,941,867
Extra credit fund deposit (note 1)	20,200	37,289	1,636	5,936	59	7	23,702	28,132
Transfers (to) and from other subaccounts	12,469,166	72,728,029	1,253,793	(973,672)	196,179	563,867	53,514,574	(14,526,769)
Transfers (to) and from fixed dollar contract	2,451,028	3,800,064	14,896	56,338	(141)	3,363	4,117,116	4,689,676
Withdrawals and surrenders	(13,214,739)	(9,190,052)	(2,135,932)	(1,428,350)	(122,968)	(68,849)	(20,412,378)	(13,890,117)
Surrender charges (note 2)	(77,558)	(84,296)	(6,027)	(4,739)	(303)	(420)	(145,166)	(158,098)
Annual contract charges (note 2)	(4,537,411)	(4,051,608)	(315,245)	(274,413)	(59,022)	(47,916)	(7,188,203)	(6,838,363)
Annuity and death benefit payments	(8,520,059)	(6,919,374)	(987,151)	(791,639)	(84,165)	(46,937)	(13,163,738)	(11,584,999)

Net equity transactions	1,303,195	70,412,116	(197,218)	(1,912,424)	24,031	623,226	33,797,307	(22,338,671)

Net change in contract owners’ equity	(21,158,202)	62,636,936	3,459,892	7,919,408	728,605	1,639,904	(682,370)	82,031,502
Contract owners’ equity:
Beginning of period	418,775,687	356,138,751	38,349,675	30,430,267	5,332,672	3,692,768	629,272,578	547,241,076

End of period	$397,617,485	$418,775,687	$41,809,567	$38,349,675	$6,061,277	$5,332,672	$628,590,208	$629,272,578

Change in units:
Beginning units	14,124,735	11,462,820	1,504,531	1,587,883	348,304	305,192	40,848,951	42,312,660

Units purchased	2,666,358	4,725,866	249,862	145,626	51,776	83,451	6,549,172	4,565,236
Units redeemed	(2,366,775)	(2,063,951)	(252,866)	(228,978)	(51,319)	(40,339)	(4,248,349)	(6,028,945)

Ending units	14,424,318	14,124,735	1,501,527	1,504,531	348,761	348,304	43,149,774	40,848,951

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Lazard Retirement Series, Inc. - Service Shares		The Prudential Series Fund, Inc. - Class II
	Global Dynamic Multi Asset Subaccount		Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(828,653)	$(486,828)	$(1,837,327)	$(1,812,140)	$(260,428)	$(206,121)
Reinvested capital gains	8,264,670	1,768,002	0	0	0	0
Realized gain (loss)	1,013,059	625,028	10,701,521	6,513,086	1,559,023	1,146,502
Unrealized gain (loss)	(6,956,598)	7,529,338	(1,422,557)	29,224,514	390,768	4,072,093

Net increase (decrease) in contract owners’ equity from operations	1,492,478	9,435,540	7,441,637	33,925,460	1,689,363	5,012,474

Equity transactions:
Contract purchase payments (note 1)	43,702,738	36,874,318	5,097,122	4,824,149	1,252,028	679,563
Extra credit fund deposit (note 1)	28,218	38,705	4,864	4,613	3,468	3,080
Transfers (to) and from other subaccounts	8,296,400	5,372,071	(15,566,003)	(12,810,330)	3,100,183	(677,766)
Transfers (to) and from fixed dollar contract	10,721,414	11,334,746	454,941	970,472	76,894	63,172
Withdrawals and surrenders	(1,401,106)	(342,088)	(5,216,971)	(4,390,530)	(838,549)	(758,956)
Surrender charges (note 2)	(40,563)	(8,803)	(27,641)	(40,003)	(1,998)	(1,203)
Annual contract charges (note 2)	(1,081,746)	(442,920)	(1,398,039)	(1,429,811)	(199,440)	(155,376)
Annuity and death benefit payments	(1,202,957)	(292,449)	(2,970,306)	(2,960,488)	(451,373)	(324,482)

Net equity transactions	59,022,398	52,533,580	(19,622,033)	(15,831,928)	2,941,213	(1,171,968)

Net change in contract owners’ equity	60,514,876	61,969,120	(12,180,396)	18,093,532	4,630,576	3,840,506
Contract owners’ equity:
Beginning of period	89,039,330	27,070,210	147,426,939	129,333,407	19,046,015	15,205,509

End of period	$149,554,206	$89,039,330	$135,246,543	$147,426,939	$23,676,591	$19,046,015

Change in units:
Beginning units	7,207,454	2,583,174	7,500,531	8,402,588	1,525,592	1,646,876

Units purchased	5,634,079	5,251,525	582,232	598,706	592,642	300,395
Units redeemed	(888,645)	(627,245)	(1,543,472)	(1,500,763)	(360,585)	(421,679)

Ending units	11,952,888	7,207,454	6,539,291	7,500,531	1,757,649	1,525,592

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,739,292)	$(4,974,911)	$(2,580,935)	$(1,838,071)	$(803,266)	$(496,755)
Reinvested capital gains	12,450,065	63,818,317	9,976,727	125,070	0	30,569
Realized gain (loss)	12,703,353	14,969,798	26,268,752	16,514,464	3,878,572	2,061,938
Unrealized gain (loss)	5,371,347	67,979,187	13,234,762	93,434,975	2,361,359	10,346,160

Net increase (decrease) in contract owners’ equity from operations	23,785,473	141,792,391	46,899,306	108,236,438	5,436,665	11,941,912

Equity transactions:
Contract purchase payments (note 1)	18,091,206	17,774,755	18,138,528	19,873,329	5,680,072	2,324,954
Extra credit fund deposit (note 1)	56,720	52,022	31,001	53,050	41,251	4,137
Transfers (to) and from other subaccounts	(13,053,578)	(35,041,372)	(7,157,916)	(7,303,899)	13,016,716	4,062,523
Transfers (to) and from fixed dollar contract	1,771,994	1,751,629	1,649,855	2,622,591	437,998	71,748
Withdrawals and surrenders	(20,536,404)	(14,167,651)	(16,824,581)	(13,671,461)	(2,633,737)	(1,592,998)
Surrender charges (note 2)	(100,904)	(131,917)	(48,896)	(76,101)	(19,060)	(6,457)
Annual contract charges (note 2)	(5,291,660)	(5,008,646)	(4,462,211)	(4,013,412)	(570,742)	(351,655)
Annuity and death benefit payments	(10,539,206)	(9,602,784)	(9,821,684)	(8,505,280)	(1,321,964)	(899,519)

Net equity transactions	(29,601,832)	(44,373,964)	(18,495,904)	(11,021,183)	14,630,534	3,612,733

Net change in contract owners’ equity	(5,816,359)	97,418,427	28,403,402	97,215,255	20,067,199	15,554,645
Contract owners’ equity:
Beginning of period	531,262,540	433,844,113	473,353,581	376,138,326	50,212,353	34,657,708

End of period	$525,446,181	$531,262,540	$501,756,983	$473,353,581	$70,279,552	$50,212,353

Change in units:
Beginning units	17,379,809	19,026,790	25,520,815	26,210,018	4,720,852	4,392,188

Units purchased	1,698,521	1,997,402	3,078,102	3,306,126	2,410,221	1,218,601
Units redeemed	(2,560,030)	(3,644,383)	(4,053,466)	(3,995,329)	(1,147,193)	(889,937)

Ending units	16,518,300	17,379,809	24,545,451	25,520,815	5,983,880	4,720,852

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Incom Subaccount		VIP Real Estate Subaccount		VIP Target Volatility Subaccount
	2014	2013	2014	2013	2014	2013 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,444,627	$1,646,609	$503,572	$532,078	$29,202	$119,518
Reinvested capital gains	2,458,300	10,437,380	9,858,410	6,781,973	3,311,066	870,079
Realized gain (loss)	4,553,149	3,907,892	9,478,468	6,686,979	345,283	62,940
Unrealized gain (loss)	2,337,336	18,182,767	19,617,072	(13,756,896)	(48,939)	1,752,200

Net increase (decrease) in contract owners’ equity from operations	11,793,412	34,174,648	39,457,522	244,134	3,636,612	2,804,737

Equity transactions:
Contract purchase payments (note 1)	6,219,715	6,144,874	5,434,935	6,151,582	46,711,691	21,526,090
Extra credit fund deposit (note 1)	13,548	14,318	9,800	16,619	47,551	34,128
Transfers (to) and from other subaccounts	1,722,653	4,824,075	(17,725,999)	13,198,362	7,494,984	27,526,761
Transfers (to) and from fixed dollar contract	1,794,520	1,245,660	1,139,769	1,432,933	10,368,253	3,582,084
Withdrawals and surrenders	(5,823,366)	(5,194,256)	(5,545,879)	(3,525,111)	(864,720)	(121,923)
Surrender charges (note 2)	(14,492)	(18,898)	(34,564)	(35,987)	(25,692)	(2,682)
Annual contract charges (note 2)	(1,752,567)	(1,572,373)	(1,797,089)	(1,620,338)	(660,110)	(88,421)
Annuity and death benefit payments	(4,543,494)	(3,607,244)	(3,167,304)	(2,979,207)	(875,036)	(108,460)

Net equity transactions	(2,383,483)	1,836,156	(21,686,331)	12,638,853	62,196,921	52,347,577

Net change in contract owners’ equity	9,409,929	36,010,804	17,771,191	12,882,987	65,833,533	55,152,314
Contract owners’ equity:
Beginning of period	166,690,502	130,679,698	145,424,358	132,541,371	55,152,314	0

End of period	$176,100,431	$166,690,502	$163,195,549	$145,424,358	$120,985,847	$55,152,314

Change in units:
Beginning units	9,655,405	9,581,287	12,455,049	11,400,390	4,859,488	0

Units purchased	1,762,392	2,018,502	2,151,706	3,572,599	6,035,637	5,009,166
Units redeemed	(1,881,042)	(1,944,384)	(3,704,058)	(2,517,940)	(674,537)	(149,678)

Ending units	9,536,755	9,655,405	10,902,697	12,455,049	10,220,588	4,859,488

(b)	Period from February 20, 2013, date of commencement of operations, to December 31, 2013.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Janus Aspen Series - Service Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount		Overseas Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(275,642)	$(145,935)	$(94,667)	$(49,103)	$373,753	$93,088	$4,072,364	$4,496,733
Reinvested capital gains	1,878,489	0	0	0	4,101,553	7,570,798	24,521,730	0
Realized gain (loss)	1,862,842	1,183,502	1,877,028	2,356,944	4,200,541	2,220,512	(4,436,948)	(5,446,258)
Unrealized gain (loss)	(639,005)	4,607,225	(140,205)	3,893,322	2,077,914	13,907,347	(56,443,422)	32,007,692

Net increase (decrease) in contract owners’ equity from operations	2,826,684	5,644,792	1,642,156	6,201,163	10,753,761	23,791,745	(32,286,276)	31,058,167

Equity transactions:
Contract purchase payments (note 1)	931,512	722,566	1,073,657	1,112,949	9,933,528	7,676,854	6,683,100	7,364,317
Extra credit fund deposit (note 1)	1,940	1,288	851	1,330	10,040	20,080	20,027	20,493
Transfers (to) and from other subaccounts	13,634	(836,343)	2,588,286	(2,228,954)	(4,536,466)	14,329,367	436,218	(18,934,841)
Transfers (to) and from fixed dollar contract	(184,367)	(637,329)	6,935	(50,741)	812,301	876,924	548,346	1,496,393
Withdrawals and surrenders	(1,259,026)	(1,166,080)	(1,370,362)	(808,051)	(8,534,945)	(6,301,140)	(8,818,211)	(8,143,715)
Surrender charges (note 2)	(3,309)	(3,257)	(8,305)	(6,384)	(52,595)	(53,546)	(45,854)	(61,126)
Annual contract charges (note 2)	(231,957)	(193,655)	(250,823)	(259,146)	(1,362,184)	(1,221,733)	(2,606,770)	(2,807,562)
Annuity and death benefit payments	(579,571)	(537,972)	(572,265)	(447,050)	(3,488,518)	(3,567,484)	(5,864,246)	(6,009,793)

Net equity transactions	(1,311,144)	(2,650,782)	1,467,974	(2,686,047)	(7,218,839)	11,759,322	(9,647,390)	(27,075,834)

Net change in contract owners’ equity	1,515,540	2,994,010	3,110,130	3,515,116	3,534,922	35,551,067	(41,933,666)	3,982,333
Contract owners’ equity:
Beginning of period	24,353,005	21,358,995	27,009,192	23,494,076	162,936,422	127,385,355	260,368,856	256,386,523

End of period	$25,868,545	$24,353,005	$30,119,322	$27,009,192	$166,471,344	$162,936,422	$218,435,190	$260,368,856

Change in units:
Beginning units	2,574,074	2,899,713	3,356,042	3,716,761	8,896,851	8,212,829	18,694,141	20,740,818

Units purchased	501,596	201,760	1,154,693	1,308,830	1,461,285	2,142,438	2,703,117	2,183,164
Units redeemed	(620,326)	(527,399)	(981,592)	(1,669,549)	(1,844,708)	(1,458,416)	(3,304,860)	(4,229,841)

Ending units	2,455,344	2,574,074	3,529,143	3,356,042	8,513,428	8,896,851	18,092,398	18,694,141

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Janus Aspen Series - Service Shares		J.P. Morgan Insurance Trust - Class I
	INTECH U.S. Low Volatility Subaccount		Small Cap Core Subaccount		Mid Cap Value Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,454,761)	$176,685	$(369,566)	$(191,039)	$(1,145,480)	$(526,187)
Reinvested capital gains	675,663	478,194	2,703,029	0	11,966,443	2,020,294
Realized gain (loss)	4,836,581	751,053	3,288,392	2,431,568	16,727,541	14,932,778
Unrealized gain (loss)	45,404,879	11,143,636	(2,977,141)	5,859,975	1,632,714	32,562,541

Net increase (decrease) in contract owners’ equity from operations	49,462,362	12,549,568	2,644,714	8,100,504	29,181,218	48,989,426

Equity transactions:
Contract purchase payments (note 1)	151,555,903	84,621,187	2,598,647	1,539,487	8,708,548	8,219,048
Extra credit fund deposit (note 1)	84,708	85,499	13,183	2,979	24,137	22,149
Transfers (to) and from other subaccounts	18,012,991	57,637,222	(1,174,039)	8,785,907	4,122,451	12,560,892
Transfers (to) and from fixed dollar contract	32,627,363	20,127,149	131,209	(4,999)	406,086	1,072,666
Withdrawals and surrenders	(2,906,110)	(546,162)	(1,771,959)	(1,312,610)	(7,617,721)	(6,699,156)
Surrender charges (note 2)	(72,871)	(12,138)	(2,827)	(2,340)	(14,803)	(22,910)
Annual contract charges (note 2)	(2,470,376)	(483,542)	(280,267)	(225,231)	(2,083,556)	(1,760,110)
Annuity and death benefit payments	(2,640,248)	(378,025)	(694,853)	(531,468)	(4,692,411)	(4,258,465)

Net equity transactions	194,191,360	161,051,190	(1,180,906)	8,251,725	(1,147,269)	9,134,114

Net change in contract owners’ equity	243,653,722	173,600,758	1,463,808	16,352,229	28,033,949	58,123,540
Contract owners’ equity:
Beginning of period	186,545,269	12,944,511	33,060,982	16,708,753	214,983,266	156,859,726

End of period	$430,198,991	$186,545,269	$34,524,790	$33,060,982	$243,017,215	$214,983,266

Change in units:
Beginning units	15,311,032	1,308,590	1,567,349	1,104,660	6,650,577	6,286,681

Units purchased	18,218,070	14,774,542	617,596	900,047	1,248,220	1,573,399
Units redeemed	(3,103,241)	(772,100)	(669,853)	(437,358)	(1,239,988)	(1,209,503)

Ending units	30,425,861	15,311,032	1,515,092	1,567,349	6,658,809	6,650,577

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	AllianceBernstein Variable Product Series Fund, Inc. - Class B
	Growth & Income Subaccount		Small Cap Growth Subaccount		Dynamic Asset Allocation Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(332)	$(298)	$(609)	$(524)	$(2,384,484)	$(2,105,322)
Reinvested capital gains	0	0	4,058	6,064	9,620,909	738,056
Realized gain (loss)	2,382	347	298	283	3,094,456	2,007,387
Unrealized gain (loss)	6,400	30,196	(5,289)	7,781	(3,356,295)	19,049,526

Net increase (decrease) in contract owners’ equity from operations	8,450	30,245	(1,542)	13,604	6,974,586	19,689,647

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	34,337,652	52,106,214
Extra credit fund deposit (note 1)	0	0	0	0	23,414	61,119
Transfers (to) and from other subaccounts	0	0	0	0	(12,105,645)	(9,462,834)
Transfers (to) and from fixed dollar contract	0	0	0	0	11,108,994	20,031,997
Withdrawals and surrenders	(8,330)	(23,210)	0	0	(2,978,937)	(1,155,105)
Surrender charges (note 2)	(8)	0	0	0	(102,527)	(38,539)
Annual contract charges (note 2)	(170)	(168)	(20)	(21)	(2,717,361)	(2,087,516)
Annuity and death benefit payments	(682)	(638)	0	0	(2,462,582)	(1,569,205)

Net equity transactions	(9,190)	(24,016)	(20)	(21)	25,103,008	57,886,131

Net change in contract owners’ equity	(740)	6,229	(1,562)	13,583	32,077,594	77,575,778
Contract owners’ equity:
Beginning of period	118,684	112,455	44,993	31,410	236,444,404	158,868,626

End of period	$117,944	$118,684	$43,431	$44,993	$268,521,998	$236,444,404

Change in units:
Beginning units	7,295	9,174	1,663	1,664	20,684,911	15,348,282

Units purchased	0	0	0	0	4,592,831	7,433,346
Units redeemed	(569)	(1,879)	(1)	(1)	(2,430,363)	(2,096,717)

Ending units	6,726	7,295	1,662	1,663	22,847,379	20,684,911

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(393,554)	$(368,963)	$(183,911)	$(96,711)	$(453,842)	$(357,985)	$298,417	$265,799
Reinvested capital gains	6,403,199	249,499	1,054,520	452,068	3,939,561	109,732	1,731,948	0
Realized gain (loss)	1,598,196	1,161,678	824,038	870,965	1,913,162	1,653,990	1,954,056	1,808,223
Unrealized gain (loss)	(10,738,837)	8,138,546	101,302	1,892,212	(2,985,689)	6,972,439	393,668	7,510,528

Net increase (decrease) in contract owners’ equity from operations	(3,130,996)	9,180,760	1,795,949	3,118,534	2,413,192	8,378,176	4,378,089	9,584,550

Equity transactions:
Contract purchase payments (note 1)	1,027,198	1,284,274	1,892,767	568,891	1,422,698	3,540,784	2,610,386	2,723,270
Extra credit fund deposit (note 1)	1,299	2,461	1,230	801	3,220	3,664	9,188	6,383
Transfers (to) and from other subaccounts	(8,050,456)	9,962,511	2,734,025	2,134,492	429,916	(1,279,011)	1,325,592	1,092,665
Transfers (to) and from fixed dollar contract	132,805	319,071	52,473	319,992	50,930	196,111	31,935	23,469
Withdrawals and surrenders	(1,035,276)	(988,750)	(770,806)	(389,055)	(1,381,208)	(720,493)	(3,442,948)	(2,682,738)
Surrender charges (note 2)	(3,154)	(3,318)	(3,861)	(2,875)	(5,108)	(3,127)	(10,189)	(21,043)
Annual contract charges (note 2)	(326,918)	(308,685)	(152,238)	(109,732)	(389,692)	(306,437)	(488,273)	(473,812)
Annuity and death benefit payments	(778,150)	(567,146)	(279,719)	(209,918)	(762,026)	(634,314)	(2,016,847)	(1,589,622)

Net equity transactions	(9,032,652)	9,700,418	3,473,871	2,312,596	(631,270)	797,177	(1,981,156)	(921,428)

Net change in contract owners’ equity	(12,163,648)	18,881,178	5,269,820	5,431,130	1,781,922	9,175,353	2,396,933	8,663,122
Contract owners’ equity:
Beginning of period	39,028,922	20,147,744	14,864,748	9,433,618	33,136,812	23,961,459	64,816,084	56,152,962

End of period	$26,865,274	$39,028,922	$20,134,568	$14,864,748	$34,918,734	$33,136,812	$67,213,017	$64,816,084

Change in units:
Beginning units	1,655,891	1,188,767	891,268	730,606	2,553,868	2,496,410	3,816,639	3,871,094

Units purchased	368,150	876,295	483,018	436,294	528,410	634,063	430,890	695,831
Units redeemed	(776,995)	(409,171)	(265,943)	(275,632)	(572,640)	(576,605)	(539,834)	(750,286)

Ending units	1,247,046	1,655,891	1,108,343	891,268	2,509,638	2,553,868	3,707,695	3,816,639

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$711,915	$2,535,503	$13,048,356	$14,763,842	$1,446,767	$(351,665)
Reinvested capital gains	0	4,764,755	0	13,211,016	3,300,603	895,893
Realized gain (loss)	(3,635,829)	192,877	1,735,124	4,583,254	(2,085,281)	(8,863,080)
Unrealized gain (loss)	14,555,426	(77,053,821)	28,916,491	(88,069,796)	(1,088,051)	(13,938,981)

Net increase (decrease) in contract owners’ equity from operations	11,631,512	(69,560,686)	43,699,971	(55,511,684)	1,574,038	(22,257,833)

Equity transactions:
Contract purchase payments (note 1)	11,698,732	19,932,559	34,520,555	47,632,174	3,973,964	7,559,056
Extra credit fund deposit (note 1)	45,586	83,927	120,015	83,607	14,360	11,996
Transfers (to) and from other subaccounts	(28,632,249)	15,184,288	(124,008,341)	(76,949,377)	(10,168,891)	(111,046,995)
Transfers (to) and from fixed dollar contract	2,074,496	4,260,361	6,976,534	12,180,588	495,932	1,967,100
Withdrawals and surrenders	(24,116,959)	(24,776,061)	(58,435,489)	(49,159,088)	(6,927,208)	(7,308,411)
Surrender charges (note 2)	(148,569)	(228,842)	(439,480)	(502,265)	(67,481)	(65,725)
Annual contract charges (note 2)	(6,442,181)	(6,862,928)	(17,073,092)	(18,566,312)	(1,150,506)	(2,339,343)
Annuity and death benefit payments	(14,922,997)	(14,720,826)	(36,969,931)	(36,601,411)	(3,170,320)	(4,761,581)

Net equity transactions	(60,444,141)	(7,127,522)	(195,309,229)	(121,882,084)	(17,000,150)	(115,983,903)

Net change in contract owners’ equity	(48,812,629)	(76,688,208)	(151,609,258)	(177,393,768)	(15,426,112)	(138,241,736)
Contract owners’ equity:
Beginning of period	607,522,624	684,210,832	1,543,760,445	1,721,154,213	126,809,385	265,051,121

End of period	$558,709,995	$607,522,624	$1,392,151,187	$1,543,760,445	$111,383,273	$126,809,385

Change in units:
Beginning units	38,489,878	38,629,749	96,360,195	103,634,238	7,529,635	14,433,702

Units purchased	3,323,187	10,164,226	8,837,883	17,214,033	1,033,093	2,719,422
Units redeemed	(6,909,857)	(10,304,097)	(20,555,982)	(24,488,076)	(1,972,991)	(9,623,489)

Ending units	34,903,208	38,489,878	84,642,096	96,360,195	6,589,737	7,529,635

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	PIMCO Variable Insurance Trust - Administrative Shares						Calvert Variable Products, Inc.
	Commodity RealReturn® Strategy Subaccount		Global Diversified Allocation Subaccount		Short-Term Subaccount		VP S&P 500 Index Subaccount
	2014	2013	2014	2013	2014	2013 (c)	2014 (d)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,192,709)	$674,362	$9,769,348	$6,578,432	$(139,078)	$(3,993)	$1,010
Reinvested capital gains	0	0	6,161,675	8,046,649	31,220	0	12,828
Realized gain (loss)	(36,118,599)	(13,114,184)	891,440	1,011,825	28,272	(193)	3,113
Unrealized gain (loss)	24,016,800	(16,308,634)	(2,943,109)	2,075,262	(91,806)	311	(436)

Net increase (decrease) in contract owners’ equity from operations	(13,294,508)	(28,748,456)	13,879,354	17,712,168	(171,392)	(3,875)	16,515

Equity transactions:
Contract purchase payments (note 1)	3,848,900	6,427,183	83,140,659	135,761,533	3,322,985	545,895	0
Extra credit fund deposit (note 1)	8,168	9,034	65,262	163,100	3,402	394	0
Transfers (to) and from other subaccounts	(107,709,560)	4,558,824	(8,418,770)	(11,693,020)	22,400,780	6,023,565	189,900
Transfers (to) and from fixed dollar contract	952,754	1,867,316	27,332,451	48,218,958	1,267,132	52,860	(542)
Withdrawals and surrenders	(3,992,478)	(4,180,960)	(3,429,023)	(1,112,345)	(1,482,167)	(30,339)	(49,825)
Surrender charges (note 2)	(29,639)	(44,681)	(118,222)	(30,728)	(6,709)	0	(80)
Annual contract charges (note 2)	(1,445,148)	(1,970,451)	(3,095,903)	(1,332,112)	(320,260)	(9,013)	(124)
Annuity and death benefit payments	(2,422,864)	(3,215,041)	(3,510,206)	(1,005,019)	(299,388)	(7,228)	(512)

Net equity transactions	(110,789,867)	3,451,224	91,966,248	168,970,367	24,885,775	6,576,134	138,817

Net change in contract owners’ equity	(124,084,375)	(25,297,232)	105,845,602	186,682,535	24,714,383	6,572,259	155,332
Contract owners’ equity:
Beginning of period	155,970,274	181,267,506	275,289,332	88,606,797	6,572,259	0	0

End of period	$31,885,899	$155,970,274	$381,134,934	$275,289,332	$31,286,642	$6,572,259	$155,332

Change in units:
Beginning units	17,939,537	17,567,739	24,990,558	8,838,922	657,914	0	0

Units purchased	2,052,896	6,380,744	10,791,914	19,250,469	3,882,456	703,889	15,222
Units redeemed	(15,412,106)	(6,008,946)	(2,650,628)	(3,098,833)	(1,392,666)	(45,975)	(3,843)

Ending units	4,580,327	17,939,537	33,131,844	24,990,558	3,147,704	657,914	11,379

(c)	Period from November 1, 2013, date of commencement of operations, to December 31, 2013.
(d)	Period from April 30, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Calvert Variable Series, Inc.		Dreyfus Variable Investment Fund - Service Shares		Royce Capital Fund - Investment Class
	VP SRI Equity Subaccount (note 4)		Appreciation Subaccount		Small-Cap Subaccount		Micro-Cap Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(537)	$(2,075)	$118,661	$178,414	$(5,768,721)	$(1,059,858)	$(1,520,465)	$(965,009)
Reinvested capital gains	15,493	12,182	1,081,535	112,504	49,554,246	27,114,154	8,792,791	3,192,246
Realized gain (loss)	62,732	12,572	2,054,146	3,114,999	38,273,753	26,693,366	2,866,173	2,899,451
Unrealized gain (loss)	(79,488)	26,032	(790,831)	4,467,256	(79,831,341)	85,904,830	(16,125,875)	16,319,384

Net increase (decrease) in contract owners’ equity from operations	(1,800)	48,711	2,463,511	7,873,173	2,227,937	138,652,492	(5,987,376)	21,446,072

Equity transactions:
Contract purchase payments (note 1)	280	1,164	983,401	2,570,967	14,073,236	18,651,832	3,373,974	3,385,082
Extra credit fund deposit (note 1)	0	0	632	6,775	32,132	39,615	10,944	10,811
Transfers (to) and from other subaccounts	(193,512)	0	(4,486,931)	(9,206,664)	(97,022,779)	(47,876,314)	(5,084,807)	(8,949,381)
Transfers (to) and from fixed dollar contract	0	(9,027)	132,210	476,451	2,302,778	3,339,645	569,608	636,622
Withdrawals and surrenders	(7,506)	(24,413)	(990,458)	(2,182,014)	(17,038,506)	(13,343,566)	(4,330,690)	(4,093,105)
Surrender charges (note 2)	(38)	(355)	(1,305)	(7,624)	(92,957)	(110,068)	(23,681)	(42,208)
Annual contract charges (note 2)	(168)	(330)	(373,228)	(466,816)	(5,139,230)	(5,242,153)	(1,102,876)	(1,190,615)
Annuity and death benefit payments	(235)	(829)	(910,797)	(1,064,113)	(10,051,459)	(9,484,548)	(2,478,035)	(2,560,264)

Net equity transactions	(201,179)	(33,790)	(5,646,476)	(9,873,038)	(112,936,785)	(54,025,557)	(9,065,563)	(12,803,058)

Net change in contract owners’ equity	(202,979)	14,921	(3,182,965)	(1,999,865)	(110,708,848)	84,626,935	(15,052,939)	8,643,014
Contract owners’ equity:
Beginning of period	202,979	188,058	42,034,869	44,034,734	524,933,482	440,306,547	125,673,163	117,030,149

End of period	$0	$202,979	$38,851,904	$42,034,869	$414,224,634	$524,933,482	$110,620,224	$125,673,163

Change in units:
Beginning units	16,132	19,373	2,133,447	2,669,677	17,294,253	19,225,013	4,759,078	5,257,168

Units purchased	23	109	201,644	455,118	1,933,906	2,001,881	491,633	573,144
Units redeemed	(16,155)	(3,350)	(478,888)	(991,348)	(5,835,247)	(3,932,641)	(824,835)	(1,071,234)

Ending units	0	16,132	1,856,203	2,133,447	13,392,912	17,294,253	4,425,876	4,759,078

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount		Growth Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$705,340	$620,913	$(70,849)	$(450,698)	$(408,403)	$(233,154)
Reinvested capital gains	0	0	0	0	2,349,723	795,233
Realized gain (loss)	300,482	190,413	6,972,037	3,842,351	1,906,827	1,749,186
Unrealized gain (loss)	1,741,508	(1,366,380)	19,437,100	(2,803,864)	(2,674,877)	5,731,694

Net increase (decrease) in contract owners’ equity from operations	2,747,330	(555,054)	26,338,288	587,789	1,173,270	8,042,959

Equity transactions:
Contract purchase payments (note 1)	2,110,818	987,232	3,194,489	2,974,596	1,826,631	1,287,444
Extra credit fund deposit (note 1)	4,506	4,312	10,523	15,142	7,042	7,206
Transfers (to) and from other subaccounts	38,892,011	10,078,828	(5,648,867)	3,869,847	7,395,192	(2,251,941)
Transfers (to) and from fixed dollar contract	302,298	253,325	568,318	588,499	37,168	(26,870)
Withdrawals and surrenders	(2,608,140)	(1,312,683)	(4,776,154)	(3,574,048)	(621,832)	(815,048)
Surrender charges (note 2)	(20,169)	(5,498)	(7,637)	(9,591)	(2,243)	(6,447)
Annual contract charges (note 2)	(558,945)	(365,739)	(963,751)	(917,590)	(358,829)	(249,976)
Annuity and death benefit payments	(1,017,651)	(733,518)	(2,471,826)	(2,499,132)	(706,234)	(377,295)

Net equity transactions	37,104,728	8,906,259	(10,094,905)	447,723	7,576,895	(2,432,927)

Net change in contract owners’ equity	39,852,058	8,351,205	16,243,383	1,035,512	8,750,165	5,610,032
Contract owners’ equity:
Beginning of period	39,546,813	31,195,608	98,362,616	97,327,104	24,713,726	19,103,694

End of period	$79,398,871	$39,546,813	$114,605,999	$98,362,616	$33,463,891	$24,713,726

Change in units:
Beginning units	2,826,162	2,181,896	3,894,798	3,865,381	1,295,226	1,459,293

Units purchased	3,335,574	1,388,333	495,662	592,336	963,438	428,037
Units redeemed	(820,348)	(744,067)	(807,373)	(562,919)	(584,341)	(592,104)

Ending units	5,341,388	2,826,162	3,583,087	3,894,798	1,674,323	1,295,226

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Invesco V.I. Comstock Series I Subaccount		Invesco V.I. International Growth Series II Subaccount		Invesco V.I. Balanced-Risk Allocation Series II Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$212	$314	$50,595	$(35,314)	$(9,235,326)	$2,791,173
Reinvested capital gains	0	0	0	0	44,989,743	26,546,830
Realized gain (loss)	151	86	773,963	356,765	(9,936,352)	605,082
Unrealized gain (loss)	3,411	11,194	(1,283,506)	3,405,081	1,123,212	(29,090,457)

Net increase (decrease) in contract owners’ equity from operations	3,774	11,594	(458,948)	3,726,532	26,941,277	852,628

Equity transactions:
Contract purchase payments (note 1)	0	0	1,824,535	2,000,554	49,810,568	115,079,057
Extra credit fund deposit (note 1)	0	0	11,489	2,100	46,245	168,097
Transfers (to) and from other subaccounts	0	0	5,418,386	3,522,478	(435,160,938)	(139,786,053)
Transfers (to) and from fixed dollar contract	0	0	264,122	287,583	15,690,323	50,530,187
Withdrawals and surrenders	0	0	(833,166)	(556,263)	(15,521,505)	(15,259,848)
Surrender charges (note 2)	0	0	(3,141)	(3,991)	(237,886)	(257,648)
Annual contract charges (note 2)	(69)	(68)	(326,036)	(255,702)	(7,784,322)	(9,326,878)
Annuity and death benefit payments	0	0	(626,053)	(434,057)	(10,180,251)	(13,436,407)

Net equity transactions	(69)	(68)	5,730,136	4,562,702	(403,337,766)	(12,289,493)

Net change in contract owners’ equity	3,705	11,526	5,271,188	8,289,234	(376,396,489)	(11,436,865)
Contract owners’ equity:
Beginning of period	44,889	33,363	28,108,517	19,819,283	784,726,140	796,163,005

End of period	$48,594	$44,889	$33,379,705	$28,108,517	$408,329,651	$784,726,140

Change in units:
Beginning units	2,049	2,053	2,518,237	2,087,453	72,296,974	73,410,013

Units purchased	0	0	1,083,230	889,300	7,920,184	25,669,521
Units redeemed	(3)	(4)	(594,728)	(458,516)	(44,127,189)	(26,782,560)

Ending units	2,046	2,049	3,006,739	2,518,237	36,089,969	72,296,974

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Franklin Templeton Variable Insurance Products Trust - Class 2
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign VIP Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,778,608	$6,723,345	$(902,227)	$(1,062,947)	$1,063,932	$2,026,909
Reinvested capital gains	0	0	11,915,447	226,879	0	0
Realized gain (loss)	2,178,380	935,722	16,325,342	5,844,520	4,678,170	5,124,657
Unrealized gain (loss)	(2,571,309)	7,599,592	(25,391,341)	20,375,467	(28,914,941)	28,196,403

Net increase (decrease) in contract owners’ equity from operations	4,385,679	15,258,659	1,947,221	25,383,919	(23,172,839)	35,347,969

Equity transactions:
Contract purchase payments (note 1)	1,387,476	1,509,034	751,673	1,011,386	2,029,683	2,254,943
Extra credit fund deposit (note 1)	4,041	5,191	1,789	1,203	4,646	4,271
Transfers (to) and from other subaccounts	(1,494,178)	3,071,841	(64,559,036)	(10,346,907)	20,600,379	(3,929,937)
Transfers (to) and from fixed dollar contract	(90,315)	51,157	213,684	52,336	600,628	312,386
Withdrawals and surrenders	(4,663,329)	(5,631,845)	(2,450,177)	(2,904,838)	(6,752,258)	(6,182,636)
Surrender charges (note 2)	(6,072)	(21,094)	(3,474)	(12,086)	(9,956)	(18,461)
Annual contract charges (note 2)	(1,208,541)	(1,220,445)	(787,093)	(983,407)	(2,069,154)	(2,051,898)
Annuity and death benefit payments	(4,744,416)	(4,150,961)	(2,413,873)	(2,656,891)	(6,170,688)	(5,686,619)

Net equity transactions	(10,815,334)	(6,387,122)	(69,246,507)	(15,839,204)	8,233,280	(15,297,951)

Net change in contract owners’ equity	(6,429,655)	8,871,537	(67,299,286)	9,544,715	(14,939,559)	20,050,018
Contract owners’ equity:
Beginning of period	133,490,626	124,619,089	86,885,838	77,341,123	190,939,766	170,889,748

End of period	$127,060,971	$133,490,626	$19,586,552	$86,885,838	$176,000,207	$190,939,766

Change in units:
Beginning units	8,260,533	8,677,064	5,043,483	6,093,417	11,785,186	12,804,945

Units purchased	680,017	935,908	380,269	405,769	2,010,892	1,174,260
Units redeemed	(1,321,580)	(1,352,439)	(4,336,647)	(1,455,703)	(1,413,544)	(2,194,019)

Ending units	7,618,970	8,260,533	1,087,105	5,043,483	12,382,534	11,785,186

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Neuberger Berman Advisers Management Trust - S Class		Federated Insurance Series - Service Shares
	AMT Mid Cap Intrinsic Value Subaccount		Kaufmann Fund II Subaccount		Managed Volatility Fund II Subaccount		Managed Tail Risk Fund II Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013 (e)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(361,384)	$(229,066)	$(466,021)	$(358,821)	$5,635,919	$1,645,730	$(158,043)	$(4,643)
Reinvested capital gains	1,513,010	0	4,112,403	2,198,315	22,826,902	0	3,438,453	0
Realized gain (loss)	3,934,874	2,525,371	2,625,173	1,485,160	2,976,673	2,626,069	(484,032)	(137)
Unrealized gain (loss)	1,724,655	14,731,633	(3,627,820)	5,459,448	(25,967,050)	31,044,283	(4,327,469)	72,993

Net increase (decrease) in contract owners’ equity from operations	6,811,155	17,027,938	2,643,735	8,784,102	5,472,444	35,316,082	(1,531,091)	68,213

Equity transactions:
Contract purchase payments (note 1)	900,034	1,644,312	2,897,059	1,764,551	125,476,942	89,100,980	39,771,695	5,007,340
Extra credit fund deposit (note 1)	2,056	4,143	2,860	1,242	72,019	114,269	25,495	1,834
Transfers (to) and from other subaccounts	(3,173,479)	(6,639,684)	(2,526,831)	3,426,608	42,926,350	36,820,185	7,164,041	734,950
Transfers (to) and from fixed dollar contract	184,743	264,297	268,442	185,516	29,547,462	29,417,752	8,251,013	49,087
Withdrawals and surrenders	(2,152,229)	(1,722,193)	(1,127,860)	(559,488)	(4,581,814)	(1,951,809)	(350,501)	(3,179)
Surrender charges (note 2)	(4,569)	(7,031)	(4,741)	(3,968)	(123,628)	(49,102)	(4,669)	0
Annual contract charges (note 2)	(720,581)	(698,057)	(386,982)	(310,511)	(3,535,383)	(1,634,991)	(117,451)	(1,268)
Annuity and death benefit payments	(1,812,104)	(1,833,345)	(594,329)	(330,430)	(3,883,292)	(1,725,156)	(415,040)	(1,039)

Net equity transactions	(6,776,129)	(8,987,558)	(1,472,382)	4,173,520	185,898,656	150,092,128	54,324,583	5,787,725

Net change in contract owners’ equity	35,026	8,040,380	1,171,353	12,957,622	191,371,100	185,408,210	52,793,492	5,855,938
Contract owners’ equity:
Beginning of period	59,819,251	51,778,871	35,440,992	22,483,370	288,893,104	103,484,894	5,855,938	0

End of period	$59,854,277	$59,819,251	$36,612,345	$35,440,992	$480,264,204	$288,893,104	$58,649,430	$5,855,938

Change in units:
Beginning units	4,238,531	4,956,219	2,790,184	2,445,864	21,623,404	9,304,159	576,089	0

Units purchased	581,864	593,267	1,183,360	1,019,561	16,548,786	14,740,437	5,778,823	576,633
Units redeemed	(1,038,986)	(1,310,955)	(1,317,073)	(675,241)	(3,091,342)	(2,421,192)	(425,485)	(544)

Ending units	3,781,409	4,238,531	2,656,471	2,790,184	35,080,848	21,623,404	5,929,427	576,089

(e)	Period from November 1, 2013, date of commencement of operations, to December 31, 2013.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount		Global Markets Navigator Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,447,922)	$(1,752,873)	$26,821	$8,083	$(193,729)	$(156,068)	$(1,644,375)	$(697,182)
Reinvested capital gains	61,362,096	46,203,095	732,560	0	3,234,798	541,730	1,213,532	2,397,997
Realized gain (loss)	39,973,681	36,084,503	425,032	217,524	1,244,600	824,093	717,579	409,241
Unrealized gain (loss)	(57,988,859)	33,330,780	686,159	1,048,447	(2,377,420)	2,409,812	3,434,596	4,239,051

Net increase (decrease) in contract owners’ equity from operations	41,898,996	113,865,505	1,870,572	1,274,054	1,908,249	3,619,567	3,721,332	6,349,107

Equity transactions:
Contract purchase payments (note 1)	12,925,044	15,928,841	2,009,617	574,635	818,735	1,728,423	37,897,878	38,298,796
Extra credit fund deposit (note 1)	24,893	30,262	2,177	719	303	2,194	41,880	45,354
Transfers (to) and from other subaccounts	(117,088,965)	(94,904,524)	5,670,987	4,652,216	(921,251)	153,952	1,571,250	21,593,729
Transfers (to) and from fixed dollar contract	3,409,226	4,475,484	120,119	95,230	432,863	188,110	11,432,458	11,701,739
Withdrawals and surrenders	(12,168,093)	(8,932,233)	(147,327)	(349,663)	(319,112)	(195,233)	(1,725,237)	(394,412)
Surrender charges (note 2)	(113,064)	(127,904)	(3,213)	(2,567)	(1,461)	(675)	(48,430)	(9,517)
Annual contract charges (note 2)	(4,558,266)	(4,932,850)	(122,862)	(40,874)	(175,115)	(151,081)	(1,182,650)	(455,571)
Annuity and death benefit payments	(6,454,288)	(6,359,195)	(156,488)	(47,735)	(242,826)	(290,667)	(1,457,339)	(332,006)

Net equity transactions	(124,023,513)	(94,822,119)	7,373,010	4,881,961	(407,864)	1,435,023	46,529,810	70,448,112

Net change in contract owners’ equity	(82,124,517)	19,043,386	9,243,582	6,156,015	1,500,385	5,054,590	50,251,142	76,797,219
Contract owners’ equity:
Beginning of period	416,332,553	397,289,167	8,244,878	2,088,863	15,653,890	10,599,300	101,766,919	24,969,700

End of period	$334,208,036	$416,332,553	$17,488,460	$8,244,878	$17,154,275	$15,653,890	$152,018,061	$101,766,919

Change in units:
Beginning units	34,313,834	42,991,134	597,078	204,856	1,111,399	986,486	8,883,962	2,442,955

Units purchased	2,501,385	4,017,187	692,218	475,531	295,963	389,057	5,155,086	6,920,701
Units redeemed	(12,062,876)	(12,694,487)	(179,391)	(83,309)	(326,139)	(264,144)	(1,097,158)	(479,694)

Ending units	24,752,343	34,313,834	1,109,905	597,078	1,081,223	1,111,399	12,941,890	8,883,962

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign VIP Subaccount		Franklin Founding Funds Allocation VIP Subaccount
	2014	2013	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$4,989,665	$6,351,190	$(2,395,763)	$(2,908,721)	$2,177,557	$4,317,822	$619,029	$3,290,495
Reinvested capital gains	0	0	33,059,930	622,438	0	0	36,842	6,220,495
Realized gain (loss)	4,494,903	2,625,698	53,105,087	16,519,937	9,805,712	13,762,895	534,737	604,909
Unrealized gain (loss)	(5,245,775)	6,017,726	(79,625,667)	54,138,904	(69,567,281)	62,334,983	(577,548)	(2,804,670)

Net increase (decrease) in contract owners’ equity from operations	4,238,793	14,994,614	4,143,587	68,372,558	(57,584,012)	80,415,700	613,060	7,311,229

Equity transactions:
Contract purchase payments (note 1)	12,314,909	12,237,617	5,694,379	8,434,044	16,966,300	18,193,137	3,321,166	3,554,659
Extra credit fund deposit (note 1)	46,204	48,379	7,330	15,295	25,821	31,492	8,958	2,163
Transfers (to) and from other subaccounts	(580,630)	2,628,461	(214,919,421)	(35,660,414)	62,308,639	(13,403,167)	2,241,917	1,265,828
Transfers (to) and from fixed dollar contract	1,518,935	1,229,077	1,500,390	2,257,604	3,366,057	4,084,284	636,094	356,904
Withdrawals and surrenders	(5,829,255)	(2,795,109)	(5,718,282)	(4,682,949)	(12,864,368)	(7,986,533)	(1,451,067)	(912,634)
Surrender charges (note 2)	(44,538)	(35,027)	(57,901)	(66,866)	(110,652)	(115,380)	(13,796)	(18,387)
Annual contract charges (note 2)	(1,409,656)	(1,339,635)	(2,141,805)	(2,583,151)	(4,984,546)	(4,665,099)	(458,899)	(408,538)
Annuity and death benefit payments	(3,717,526)	(2,151,777)	(2,864,824)	(3,352,506)	(6,910,369)	(5,997,779)	(1,425,259)	(910,863)

Net equity transactions	2,298,443	9,821,986	(218,500,134)	(35,638,943)	57,796,882	(9,859,045)	2,859,114	2,929,132

Net change in contract owners’ equity	6,537,236	24,816,600	(214,356,547)	32,733,615	212,870	70,556,655	3,472,174	10,240,361
Contract owners’ equity:
Beginning of period	141,409,196	116,592,596	238,112,912	205,379,297	446,025,148	375,468,493	42,731,682	32,491,321

End of period	$147,946,432	$141,409,196	$23,756,365	$238,112,912	$446,238,018	$446,025,148	$46,203,856	$42,731,682

Change in units:
Beginning units	10,892,020	10,096,329	17,021,334	19,906,479	38,925,169	39,772,065	3,398,828	3,171,385

Units purchased	2,870,925	2,999,222	1,211,477	1,694,772	9,298,338	5,950,472	756,520	735,562
Units redeemed	(2,744,104)	(2,203,531)	(16,601,219)	(4,579,917)	(3,870,358)	(6,797,368)	(546,232)	(508,119)

Ending units	11,018,841	10,892,020	1,631,592	17,021,334	44,353,149	38,925,169	3,609,116	3,398,828

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Ivy Funds Variable Insurance Portfolios, Inc.
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(3,987,683)	$(94,051)	$(849,867)	$(944,803)	$(1,206,909)	$(739,619)
Reinvested capital gains	62,826,721	0	0	0	7,688,324	3,064,869
Realized gain (loss)	14,949,036	18,490,010	551,226	(1,183,604)	5,941,183	4,081,248
Unrealized gain (loss)	(106,264,520)	79,681,073	(8,201,332)	6,715,455	(11,053,946)	19,190,486

Net increase (decrease) in contract owners’ equity from operations	(32,476,446)	98,077,032	(8,499,973)	4,587,048	1,368,652	25,596,984

Equity transactions:
Contract purchase payments (note 1)	20,763,721	22,620,161	2,092,382	2,246,603	5,438,193	4,003,495
Extra credit fund deposit (note 1)	20,276	21,249	1,873	3,834	35,039	27,419
Transfers (to) and from other subaccounts	(23,723,110)	(25,796,300)	(1,963,170)	(10,725,410)	13,222,174	17,857,042
Transfers (to) and from fixed dollar contract	3,947,895	4,965,174	308,450	1,196,489	894,616	1,567,028
Withdrawals and surrenders	(13,876,011)	(9,695,772)	(2,058,960)	(1,964,370)	(2,562,879)	(1,776,988)
Surrender charges (note 2)	(111,843)	(108,310)	(9,976)	(19,746)	(11,016)	(19,666)
Annual contract charges (note 2)	(5,278,155)	(5,090,392)	(769,176)	(886,649)	(953,659)	(606,637)
Annuity and death benefit payments	(8,892,563)	(7,859,816)	(1,247,946)	(1,524,020)	(1,747,600)	(1,353,254)

Net equity transactions	(27,149,790)	(20,944,006)	(3,646,523)	(11,673,269)	14,314,868	19,698,439

Net change in contract owners’ equity	(59,626,236)	77,133,026	(12,146,496)	(7,086,221)	15,683,520	45,295,423
Contract owners’ equity:
Beginning of period	504,378,620	427,245,594	67,301,198	74,387,419	84,876,634	39,581,211

End of period	$444,752,384	$504,378,620	$55,154,702	$67,301,198	$100,560,154	$84,876,634

Change in units:
Beginning units	31,496,692	32,943,921	6,757,510	7,948,947	3,606,222	2,595,490

Units purchased	4,450,946	4,622,065	2,067,054	1,508,729	1,997,948	1,988,115
Units redeemed	(6,233,370)	(6,069,294)	(2,385,269)	(2,700,166)	(1,394,846)	(977,383)

Ending units	29,714,268	31,496,692	6,439,295	6,757,510	4,209,324	3,606,222

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Northern Lights Variable Trust - Class II
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2014	2013	2014	2013	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,846,366)	$(2,043,977)	$(2,309,540)	$(2,933,626)	$(3,701,381)	$(2,671,217)
Reinvested capital gains	4,010,876	0	9,798,934	0	0	0
Realized gain (loss)	6,814,730	3,682,875	9,375,958	10,551,842	9,240,130	7,370,583
Unrealized gain (loss)	(785,201)	24,493,871	(5,658,478)	59,078,867	(5,833,782)	82,430,242

Net increase (decrease) in contract owners’ equity from operations	8,194,039	26,132,769	11,206,874	66,697,083	(295,033)	87,129,608

Equity transactions:
Contract purchase payments (note 1)	74,366,949	108,717,574	125,276,824	216,002,368	74,400,782	89,746,829
Extra credit fund deposit (note 1)	57,056	226,660	143,925	306,472	78,441	148,553
Transfers (to) and from other subaccounts	(30,133,599)	(10,662,519)	(13,266,939)	(78,467,837)	26,535,556	17,410,829
Transfers (to) and from fixed dollar contract	22,673,199	47,843,332	43,693,393	73,401,987	21,299,555	38,333,357
Withdrawals and surrenders	(7,914,601)	(4,211,846)	(11,643,567)	(5,758,582)	(9,142,673)	(5,467,376)
Surrender charges (note 2)	(195,545)	(128,460)	(361,157)	(192,368)	(303,708)	(211,328)
Annual contract charges (note 2)	(5,461,712)	(4,191,072)	(8,624,072)	(6,322,805)	(8,952,298)	(7,088,273)
Annuity and death benefit payments	(6,846,420)	(4,107,655)	(8,068,132)	(5,846,401)	(6,274,635)	(3,360,473)

Net equity transactions	46,545,327	133,486,014	127,150,275	193,122,834	97,641,020	129,512,118

Net change in contract owners’ equity	54,739,366	159,618,783	138,357,149	259,819,917	97,345,987	216,641,726
Contract owners’ equity:
Beginning of period	487,711,351	328,092,568	754,175,513	494,355,596	759,033,571	542,391,845

End of period	$542,450,717	$487,711,351	$892,532,662	$754,175,513	$856,379,558	$759,033,571

Change in units:
Beginning units	43,764,170	31,354,654	65,358,277	47,508,996	64,899,624	53,061,595

Units purchased	11,038,225	17,612,133	17,643,240	29,763,708	13,214,075	17,640,021
Units redeemed	(6,935,300)	(5,202,617)	(6,757,780)	(11,914,427)	(4,865,249)	(5,801,992)

Ending units	47,867,095	43,764,170	76,243,737	65,358,277	73,248,450	64,899,624

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2014 and 2013

	Total Subaccounts
	2014	2013
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,474,285)	$14,793,558
Reinvested capital gains	546,479,830	281,826,174
Realized gain (loss)	509,321,579	423,239,443
Unrealized gain (loss)	(477,696,758)	1,344,942,007

Net increase (decrease) in contract owners’ equity from operations	575,630,366	2,064,801,182

Equity transactions:
Contract purchase payments (note 1)	1,754,933,193	1,792,032,035
Extra credit fund deposit (note 1)	1,966,443	2,816,242
Transfers (to) and from other subaccounts	0	0
Transfers (to) and from fixed dollar contract	414,932,232	526,746,333
Withdrawals and surrenders	(585,647,996)	(442,832,049)
Surrender charges (note 2)	(4,706,933)	(4,034,658)
Annual contract charges (note 2)	(190,278,821)	(163,946,940)
Annuity and death benefit payments	(353,393,704)	(301,522,708)

Net equity transactions	1,037,804,414	1,409,258,255

Net change in contract owners’ equity	1,613,434,780	3,474,059,437
Contract owners’ equity:
Beginning of period	17,555,314,382	14,081,254,945

End of period	$19,168,749,162	$17,555,314,382

Change in units:
Beginning units	1,200,950,430	1,068,385,411

Units purchased	374,880,941	401,436,956
Units redeemed	(297,937,208)	(268,871,937)

Ending units	1,277,894,163	1,200,950,430

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2014

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, Target VIP, Bristol Growth, and Risk Managed Balanced

Fidelity® Variable Insurance Products Fund - Initial Class: VIP Growth, VIP Equity-Income, and VIP High Income

Janus Aspen Series - Institutional Shares: Janus, Overseas, Global Research, and Balanced

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Equity Income, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Wells Fargo Advantage Variable Trust Funds: Opportunity, Small Cap Value, and Discovery

The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF): Core Plus Fixed Income and U.S. Real Estate

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Lazard Retirement Series Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, International Equity, and Global Dynamic Multi Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus, Global Research, Balanced, Overseas, and INTECH U.S. Low Volatility

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AllianceBernstein Variable Product Series Fund, Inc. - Class B: Growth & Income, Small Cap Growth, and Dynamic Asset Allocation

MFS® Variable Insurance Trust - Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, CommodityRealReturn® Strategy, Global Diversified Allocation, and Short-Term

Calvert Variable Products, Inc.: VP S&P 500 Index

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Growth

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Comstock Series I, Invesco V.I. International Growth Series II, and Invesco V.I. Balanced-Risk Allocation Series II

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin Flex Cap Growth VIP, and Templeton Foreign VIP

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Federated Insurance Series - Service Shares: Kaufmann Fund II, Managed Volatility Fund II, and Managed Tail Risk Fund II

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Markets Navigator

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin Flex Cap Growth VIP, Templeton Foreign VIP, and Franklin Founding Funds Allocation VIP

Ivy Funds Variable Insurance Portfolios, Inc.: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class II: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

The underlying mutual funds (“the funds”) in which the subaccounts invest, other than The Dow® Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios) which liquidated on April 8, 2011, are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded advisory fees of approximately $24.3 million and $19.8 million for the periods ended December 31, 2014 and 2013, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLIC and are paid from its general account.

For certain products, ONLIC credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C.	Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses. (See Note 2).

D.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2014.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Subsequent Events

Effective March 27, 2015, the Investors Growth Stock Series – Service Class of MFS® Variable Insurance Trust merged into the Massachusetts Investors Growth Stock Portfolio – Service Class of MFS® Variable Insurance Trust II.

The Account has evaluated for possible subsequent events through April 8, 2015, which is the date these financial statements were issued and there are no additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in contracts in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees related to optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity “VIA”	Flexible Payment Combination	Top I
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	No charge	No charge	$25	$30
Transfer Fee – per transfer.
(currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15
Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year	5% of purchase payments made in the eight years prior to surrender

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
The following basic charges are assessed through reduction of daily unit values:
	Top Tradition	Top Plus	Investar Vision & Top Spectrum	Top Explorer
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.10%	0.90%	1.40%	1.30%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	No charge	$35	$35

Transfer Fee – per transfer. (currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the eighth year	7% of surrender value in the first year to 0% in the eighth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
The following basic charges are assessed through reduction of daily unit values:
	ONcore Flex	ONcore Value	ONcore Premier	ONcore Xtra
Mortality and Expense Risk Fees	1.15%	0.75%	1.15%	1.15%
Administrative Expenses	0.35%	0.15%	0.25%	0.25%

Total expenses	1.50%	0.90%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year	9% of surrender value in the first year to 0% in the ninth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	NA	0.80% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA	NA
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	NA	0.90% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	NA	0.75% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	NA	1.00% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	NA	0.85% to 1.50%	NA	NA
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	NA	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	NA	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	NA	0.95% to 2.00%	0.95% to 2.00%	NA
Joint GLWB Preferred I.S.	NA	1.25% to 2.50%	1.25% to 2.50%	NA

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite	ONcore Ultra	ONcore Wrap
Mortality and Expense Risk Fees	1.15%	0.90% to 1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%

Total expenses	1.40%	1.15% to 1.40%	0.65%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fourth year	7% of surrender value in the first year to 0% in the fourth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	0.80% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	0.95% to 1.15%	NA	NA
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% /0.30%	0.15% /0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% /0.60%	0.30% /0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	0.90% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	0.75% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	1.00% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	0.85% to 1.50%	NA	NA
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	NA	NA	0.95% to 2.00%
Joint GLWB 2011 (1)	NA	NA	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	NA	NA	0.95% to 2.00%
Joint GLWB Preferred I.S	NA	NA	1.25% to 2.50%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
(1) No longer available for purchase.
The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite II	ONcore Ultra II	ONcore Flex II
Mortality and Expense Risk Fees	1.15%	0.90% to 1.25%	1.35%
Administrative Expenses	0.35%	0.25%	0.35%

Total expenses	1.50%	1.15% to 1.50%	1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the fifth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	0.85% to 1.00%	0.85% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)	0.95% to 1.15%	0.95% to 1.15%	NA
ARDBR (1)	0.60%	0.60%	NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	NA
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	1.00% to 1.65%	1.00% to 1.65%	NA
GMIB Plus with Annual Reset 2008 with investment restrictions (1)	0.85% to 1.50%	0.85% to 1.50%	NA
GMIB Plus with Annual Reset (1)	0.70%	0.70%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
(1) No longer available for purchase. The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier II	ONcore Xtra II	ONcore Lite III
Mortality and Expense Risk Fees	1.05%	1.45%	1.35% to 1.45%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.30%	1.70%	1.60% to 1.70%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the eighth year	9% of surrender value in the first year to 0% in the tenth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider:
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% /0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	NA	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	NA	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier WF7	ONcore Premier WF 4
Mortality and Expense Risk Fees	1.05%	1.05% to 1.55%
Administrative Expenses	0.25%	0.25%

Total expenses	1.30%	1.30% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10

Sales Charge made from purchase payments	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider
5% GMDBR80 Plus (1)	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB 2011 (1)	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB 2011 (1)	1.20% to 2.40%	1.20% to 2.40%
GLWB 2012 (1)	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB 2012 (1)	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%
GPP 2012	0.45% to 0.90%	0.45% to 0.90%

(1)	No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Taxes are the responsibility of the contract owner upon surrender or withdrawal. Accordingly, ONLIC does not provide for income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective December 5, 2014, the ClearBridge Variable All Cap Value Portfolio - Class I of Legg Mason Partners Variable Equity Trust was merged into the ClearBridge Variable Large Cap Value Portfolio - Class I of Legg Mason Partners Variable Equity Trust.

Effective April 30, 2014, the Calvert VP SRI Equity Portfolio of Calvert Variable Series, Inc. was merged into the Calvert VP S&P 500 Index Portfolio of Calvert Variable Products, Inc.

Effective December 20, 2013, the Millennium Portfolio of Ohio National Fund, Inc. was merged into the Small Cap Growth Portfolio of Ohio National Fund, Inc. The Income Opportunity Portfolio and the U.S. Equity Portfolio of Ohio National Fund, Inc. merged into the Balanced Portfolio of Ohio National Fund, Inc. The Target Equity/Income Portfolio of Ohio National Fund, Inc. merged into the Target VIP Portfolio of Ohio National Fund, Inc.

Effective April 29, 2011, the Invesco Van Kampen V.I. Value Fund Series I of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco Van Kampen V.I. Comstock Fund Series I of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the Value Portfolio of The Universal Institutional Funds, Inc. – Class I was merged into a newly-organized fund, the Invesco Van Kampen V.I. Value Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The International Growth Equity Portfolio of The Universal Institutional Funds, Inc. – Class II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$19,168,749,162	$0	$0	$19,168,749,162

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2014.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2014 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$303,098,244	$43,768,833
Money Market Subaccount	152,752,908	211,005,612
Bond Subaccount	43,408,579	41,249,888
Omni Subaccount	1,311,950	3,463,419
International Subaccount	25,959,994	22,192,283
Capital Appreciation Subaccount	322,878,102	32,462,175
International Small-Mid Company Subaccount	9,373,012	10,667,076
Aggressive Growth Subaccount	3,734,615	6,190,221
Small Cap Growth Subaccount	119,349,417	36,223,869
Mid Cap Opportunity Subaccount	9,951,555	12,679,248
S&P 500® Index Subaccount	91,508,787	53,896,403
Strategic Value Subaccount	54,767,943	147,736,431
High Income Bond Subaccount	37,492,143	122,353,284
Capital Growth Subaccount	13,067,927	19,090,543
Nasdaq-100® Index Subaccount	36,730,670	28,284,656
Bristol Subaccount	15,872,973	42,801,979
Bryton Growth Subaccount	28,978,146	40,796,426
Balanced Subaccount	611,708,009	62,936,718
Target VIP Subaccount	6,198,610	7,026,670
Bristol Growth Subaccount	10,147,303	21,795,119
Risk Managed Balanced Subaccount	33,324,065	1,176,801
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount	2,693	174,370
VIP Equity-Income Subaccount	39,696	145,528
VIP High Income Subaccount	3,537	13,940
Janus Aspen Series - Institutional Shares:
Janus Subaccount	514,721	693,498
Overseas Subaccount	339,549	238,425
Global Research Subaccount	93,417	369,635
Balanced Subaccount	516,991	1,605,173
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount	24,237,530	29,697,905
ClearBridge Variable Equity Income Subaccount	8,976,627	5,880,757
ClearBridge Variable Large Cap Value Subaccount	52,439,796	7,668,259
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	537,830,096	107,548,836
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	2,232	822,547
Small Cap Value Subaccount	1,144	12,671
Discovery Subaccount	568,337	911,048
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	227,372	285,348
U.S. Real Estate Subaccount	287,560	900,989
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	52,180,615	74,785,610
U.S. Equity Insights Subaccount	6,004,029	6,607,689
Strategic Growth Subaccount	3,289,460	2,553,356
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	85,231,914	78,744,478
U.S. Small-Mid Cap Equity Subaccount	13,105,167	7,270,478
U.S. Strategic Equity Subaccount	1,583,559	904,034
International Equity Subaccount	108,255,228	72,718,104
Global Dynamic Multi Asset Subaccount	79,134,691	12,676,276
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	11,591,830	33,051,190
Jennison Subaccount	7,416,380	4,735,595
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	63,411,009	87,302,068
VIP Contrafund® Subaccount	72,758,393	83,858,505
VIP Growth Subaccount	27,333,424	13,506,156
VIP Equity-Income Subaccount	37,996,935	35,477,491
VIP Real Estate Subaccount	41,151,698	52,476,047
VIP Target Volatility Subaccount	74,517,950	8,980,761

Janus Aspen Series - Service Shares:
Janus Subaccount	6,569,418	6,277,715
Global Research Subaccount	9,619,221	8,245,914
Balanced Subaccount	33,968,942	36,712,475
Overseas Subaccount	66,952,071	48,005,367
INTECH U.S. Low Volatility Subaccount	238,931,718	45,519,456
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	15,677,353	14,524,796
Mid Cap Value Subaccount	54,293,609	44,619,915
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Growth & Income Subaccount	1,251	10,773
Small Cap Growth Subaccount	4,058	629
Dynamic Asset Allocation Subaccount	63,796,827	31,457,394
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	14,602,482	17,625,489
Investors Growth Stock Subaccount	9,093,218	4,748,738
Mid Cap Growth Subaccount	10,840,945	7,986,496
Total Return Subaccount	10,277,464	10,228,255
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	61,913,261	121,645,487
Total Return Subaccount	176,016,401	358,277,274
Global Bond Subaccount	23,663,253	35,916,033
CommodityRealReturn® Strategy Subaccount	18,308,825	130,291,401
Global Diversified Allocation Subaccount	141,995,117	34,097,846
Short-Term Subaccount	39,027,197	14,249,280
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount	205,148	52,493
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount	16,005	202,228
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	5,709,874	10,156,154
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	106,173,457	175,324,717
Micro-Cap Subaccount	20,716,076	22,509,313
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	50,535,620	12,725,552
U.S. Real Estate Subaccount	14,462,997	24,628,751
Growth Subaccount	21,142,017	11,623,802
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock Series I Subaccount	629	486
Invesco V.I. International Growth Series II Subaccount	12,721,908	6,941,177
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	133,031,139	500,614,488
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount	17,863,039	23,899,765
Franklin Flex Cap Growth VIP Subaccount	18,474,631	76,707,918
Templeton Foreign VIP Subaccount	33,962,242	24,665,030
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	10,381,167	16,005,670
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount	19,506,385	17,332,385
Managed Volatility Fund II Subaccount	262,153,579	47,792,102
Managed Tail Risk Fund II Subaccount	62,310,901	4,705,908
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	97,254,111	161,363,450
U.S. Equity Insights Subaccount	10,829,133	2,696,742
Strategic Growth Subaccount	7,586,634	4,953,429
Global Markets Navigator Subaccount	60,388,253	14,289,286
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount	46,124,907	38,836,799
Franklin Flex Cap Growth VIP Subaccount	50,162,494	237,998,461
Templeton Foreign VIP Subaccount	108,192,299	48,217,860
Franklin Founding Funds Allocation VIP Subaccount	11,061,366	7,546,381
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	134,422,084	102,732,836
VIP Global Natural Resources Subaccount	20,511,754	25,008,144
VIP Science and Technology Subaccount	54,771,080	33,974,797
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount	133,648,999	84,939,162
TOPS® Managed Risk Moderate Growth ETF Subaccount	224,159,601	89,519,932
TOPS® Managed Risk Growth ETF Subaccount	161,920,913	67,981,274

Totals	$6,148,611,605	$4,566,801,646

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2014	34,205,313	$11.13 to $16.20	$458,475,245	0.65% to 1.80%	12.05% to 13.33%		0.61%
2013	13,471,858	$9.82 to $17.39	$166,430,176	0.65% to 1.70%	35.39% to 36.80%		0.88%
2012	15,668,730	$7.18 to $12.85	$141,751,641	0.65% to 1.70%	13.75% to 14.94%		1.35%
2011	17,924,093	$6.25 to $11.29	$142,015,025	0.65% to 1.70%	-4.99% to -4.00%		0.83%
2010	19,967,667	$6.51 to $11.89	$165,604,954	0.65% to 1.60%	7.22% to 18.94%	(b)	0.20%
Money Market Subaccount
2014	14,677,600	$9.38 to $10.21	$167,669,473	0.65% to 1.80%	-1.77% to -0.65%		0.00%
2013	19,504,529	$9.43 to $10.28	$225,949,603	0.65% to 1.70%	-1.67% to -0.65%		0.00%
2012	18,402,458	$9.59 to $10.34	$216,520,692	0.65% to 1.70%	-1.68% to -0.65%		0.00%
2011	20,031,548	$9.75 to $10.41	$238,888,579	0.65% to 1.70%	-1.67% to -0.64%		0.00%
2010	20,154,121	$9.91 to $10.48	$244,045,346	0.65% to 1.70%	-0.85%(a) to -0.65%		0.00%
Bond Subaccount
2014	7,852,623	$10.68 to $13.54	$140,244,564	0.65% to 1.80%	4.01% to 5.20%		0.00%
2013	7,617,645	$10.26 to $12.87	$130,614,909	0.65% to 1.80%	-3.66% to -2.56%		0.00%
2012	8,153,185	$10.65 to $13.20	$144,384,647	0.65% to 1.80%	5.35% to 6.56%		0.00%
2011	8,000,165	$10.11 to $12.39	$134,622,867	0.65% to 1.80%	1.13%(a) to 5.67%		0.00%
2010	7,699,470	$10.14 to $11.73	$124,387,095	0.65% to 1.70%	1.38%(a) to 7.14%		0.00%
Omni Subaccount
2014	937,616	$17.03 to $27.16	$18,747,997	0.90% to 1.70%	10.25% to 11.12%		0.93%
2013	1,041,092	$15.44 to $24.44	$18,924,616	0.90% to 1.70%	28.35% to 29.37%		1.03%
2012	1,182,187	$12.06 to $18.89	$16,706,742	0.90% to 1.60%	10.27% to 11.04%		1.27%
2011	1,314,536	$10.94 to $17.02	$17,085,346	0.90% to 1.60%	-5.62% to -4.97%		1.21%
2010	1,461,417	$9.25 to $17.91	$20,451,606	0.90% to 1.50%	11.52% to 12.18%		1.50%
International Subaccount
2014	14,435,250	$9.15 to $9.74	$154,852,397	0.65% to 1.80%	-11.05% to -10.04%		0.00%
2013	13,865,847	$10.29 to $10.83	$166,603,847	0.65% to 1.80%	9.71% to 10.96%		0.00%
2012	14,425,425	$9.38 to $9.76	$157,443,098	0.65% to 1.80%	18.12% to 19.47%		0.00%
2011	16,403,782	$8.17 to $10.78	$150,904,418	0.65% to 1.70%	-16.82% to -15.96%		0.00%
2010	16,684,220	$9.72 to $10.59	$184,263,103	0.65% to 1.50%	15.02% to 15.99%		0.00%
Capital Appreciation Subaccount
2014	13,641,897	$14.79 to $17.78	$409,496,063	0.65% to 1.80%	6.62% to 7.84%		0.59%
2013	3,469,708	$13.87 to $16.49	$102,950,748	0.65% to 1.80%	32.13% to 33.64%		0.42%
2012	3,839,409	$10.50 to $12.34	$86,974,757	0.65% to 1.80%	15.50% to 16.83%		0.59%
2011	4,401,706	$9.09 to $10.56	$86,273,006	0.65% to 1.80%	-9.09%(a) to -2.29%		0.38%
2010	4,804,147	$12.14 to $36.66	$97,575,715	0.90% to 1.70%	15.95% to 21.42%	(b)	0.23%
Millennium Subaccount (note 4)
2012	1,284,003	$11.94 to $13.27	$14,541,445	0.65% to 1.60%	7.71% to 8.73%		0.00%
2011	1,501,184	$10.98 to $12.32	$15,751,815	0.65% to 1.60%	-2.43% to -1.52%		0.00%
2010	1,724,377	$7.85 to $11.15	$18,587,089	0.65% to 1.50%	22.46% to 23.50%		0.00%
International Small-Mid Company Subaccount
2014	2,888,901	$10.36 to $12.25	$53,909,720	0.65% to 1.80%	-10.41% to -9.38%		0.00%
2013	2,907,963	$11.57 to $13.52	$60,584,819	0.65% to 1.80%	25.42% to 26.85%		0.00%
2012	3,067,845	$10.66 to $12.97	$50,789,165	0.65% to 1.70%	20.63% to 21.90%		0.00%
2011	3,224,012	$8.74 to $10.75	$44,397,509	0.65% to 1.70%	-18.89% to -18.05%		0.00%
2010	3,530,250	$10.67 to $13.26	$60,061,880	0.65% to 1.60%	18.96% to 32.65%	(b)	0.00%
Aggressive Growth Subaccount
2014	2,347,399	$18.78 to $18.89	$26,676,833	0.65% to 1.70%	7.77% to 8.89%		0.00%
2013	2,617,296	$17.34 to $17.43	$26,791,301	0.65% to 1.70%	29.24% to 30.59%		0.00%
2012	2,918,190	$13.28 to $13.49	$22,260,725	0.65% to 1.70%	20.80% to 22.07%		0.00%
2011	2,651,431	$9.39 to $11.16	$16,441,651	0.90% to 1.70%	-6.84% to -6.11%		0.00%
2010	2,843,511	$11.56 to $11.99	$18,702,393	0.65% to 1.60%	9.25% to 19.89%	(b)	0.00%
Small Cap Growth Subaccount
2014	11,690,936	$16.62 to $23.53	$171,043,171	0.65% to 1.80%	8.68% to 9.93%		0.00%
2013	5,074,868	$15.30 to $21.41	$69,374,234	0.65% to 1.80%	42.72% to 44.35%		0.00%
2012	2,551,707	$15.02 to $20.61	$23,574,582	0.90% to 1.70%	16.03% to 16.96%		0.00%
2011	2,626,683	$12.65 to $12.94	$20,935,510	0.65% to 1.70%	1.01% to 2.06%		0.00%
2010	2,740,410	$12.39 to $12.81	$21,472,873	0.65% to 1.70%	28.15%(a) to 29.19%		0.00%
Mid Cap Opportunity Subaccount
2014	2,565,658	$15.27 to $16.28	$63,022,725	0.65% to 1.80%	9.54% to 10.79%		0.00%
2013	2,623,813	$13.94 to $14.70	$59,168,272	0.65% to 1.80%	30.12% to 31.60%		0.00%
2012	2,638,917	$10.71 to $11.17	$45,982,630	0.65% to 1.80%	17.58% to 18.93%		0.00%
2011	2,634,919	$9.11 to $9.39	$39,281,390	0.65% to 1.80%	-8.91%(a) to -3.99%		0.00%
2010	2,751,530	$9.78 to $12.40	$43,610,808	0.65% to 1.70%	18.83% to 23.97%	(b)	0.00%
S&P 500® Index Subaccount
2014	15,603,554	$15.60 to $16.38	$306,836,004	0.65% to 1.80%	11.11% to 12.38%		1.39%
2013	13,597,324	$14.04 to $14.57	$239,469,990	0.65% to 1.80%	29.42% to 30.89%		1.49%
2012	10,859,140	$10.85 to $11.13	$147,972,905	0.65% to 1.80%	13.35% to 14.65%		1.51%
2011	9,396,373	$9.57 to $9.71	$113,865,711	0.65% to 1.80%	-4.28%(a) to 1.11%		1.36%
2010	9,816,107	$9.60 to $11.42	$118,617,098	0.65% to 1.50%	12.76% to 13.72%		1.40%

Strategic Value Subaccount
2014	20,196,226	$13.60 to $14.37	$319,273,341	0.65% to 1.80%	10.42% to 11.68%		4.55%
2013	26,994,690	$12.18 to $13.01	$384,518,294	0.65% to 1.80%	18.86% to 20.22%		3.07%
2012	21,683,013	$10.13 to $10.95	$258,288,723	0.65% to 1.80%	5.31% to 6.52%		2.62%
2011	3,242,375	$9.51 to $13.15	$36,215,947	0.65% to 1.70%	12.13% to 13.29%		2.07%
2010	1,983,155	$8.39 to $11.73	$19,555,673	0.65% to 1.70%	11.26% to 17.28%	(b)	3.61%
High Income Bond Subaccount
2014	9,899,287	$11.81 to $16.94	$211,633,741	0.65% to 1.80%	0.95% to 2.11%		0.00%
2013	13,724,307	$11.70 to $16.59	$288,437,907	0.65% to 1.80%	5.19% to 6.39%		0.00%
2012	14,703,714	$11.12 to $15.59	$292,738,551	0.65% to 1.80%	12.31% to 13.60%		0.00%
2011	14,095,798	$9.90 to $13.72	$250,568,507	0.65% to 1.80%	-0.95%(a) to 4.68%		0.00%
2010	14,435,962	$10.85 to $13.11	$252,299,498	0.65% to 1.70%	8.49%(a) to 13.35%		0.00%
Capital Growth Subaccount
2014	1,888,830	$12.62 to $19.35	$65,981,239	0.65% to 1.80%	0.64% to 1.79%		0.00%
2013	2,030,472	$12.54 to $19.01	$70,590,239	0.65% to 1.80%	27.96% to 29.42%		0.00%
2012	1,752,877	$9.80 to $14.69	$47,909,160	0.65% to 1.80%	11.79% to 13.08%		0.00%
2011	1,806,106	$8.76 to $12.99	$44,168,011	0.65% to 1.80%	-12.36%(a) to -3.09%		0.00%
2010	1,770,957	$12.72 to $13.39	$45,360,803	0.90% to 1.60%	33.94%(a) to 35.21%		0.00%
Nasdaq-100® Index Subaccount
2014	11,353,564	$17.56 to $24.16	$107,852,366	0.65% to 1.80%	16.67% to 18.00%		1.08%
2013	10,406,649	$15.05 to $20.48	$84,228,284	0.65% to 1.80%	33.57% to 35.10%		0.82%
2012	9,862,743	$11.27 to $15.16	$59,867,223	0.65% to 1.80%	15.78% to 17.11%		0.69%
2011	9,233,811	$9.73 to $12.94	$47,742,528	0.65% to 1.80%	-2.66%(a) to 2.53%		0.37%
2010	9,372,217	$12.46 to $12.62	$47,101,155	0.65% to 1.70%	18.61% to 24.63%	(b)	0.35%
Bristol Subaccount
2014	10,529,304	$15.34 to $16.51	$217,820,645	0.65% to 1.80%	11.87% to 13.15%		0.38%
2013	11,783,687	$13.71 to $14.59	$216,883,359	0.65% to 1.80%	38.72% to 40.30%		0.47%
2012	14,661,303	$9.88 to $10.40	$193,707,193	0.65% to 1.80%	11.17% to 12.45%		0.57%
2011	15,411,491	$8.89 to $9.25	$182,751,925	0.65% to 1.80%	-11.10%(a) to -7.76%		0.48%
2010	13,234,534	$10.02 to $12.07	$172,026,137	0.65% to 1.70%	12.37% to 20.72%	(b)	0.63%
Bryton Growth Subaccount
2014	9,531,285	$13.85 to $17.02	$167,557,252	0.65% to 1.80%	4.29% to 5.49%		0.00%
2013	10,065,360	$13.28 to $16.14	$168,738,212	0.65% to 1.80%	38.24% to 39.82%		0.00%
2012	12,302,697	$9.61 to $11.54	$148,395,738	0.65% to 1.80%	9.31% to 10.57%		0.00%
2011	13,366,319	$8.79 to $10.44	$146,739,536	0.65% to 1.80%	-12.10%(a) to -9.87%		0.00%
2010	10,494,205	$11.58 to $12.97	$128,278,287	0.65% to 1.70%	23.24% to 29.75%	(b)	0.00%
U.S. Equity Subaccount (note 4)
2012	1,353,700	$10.47 to $11.03	$14,373,759	0.90% to 1.80%	12.58% to 13.59%		0.58%
2011	1,312,773	$9.71 to $11.92	$12,355,176	0.90% to 1.60%	-3.50% to -2.83%		0.00%
2010	1,384,399	$8.17 to $9.60	$13,446,687	0.90% to 1.50%	10.80% to 11.46%		0.75%
Balanced Subaccount
2014	46,526,004	$12.72 to $15.22	$803,897,457	0.65% to 1.80%	4.12% to 5.31%		1.46%
2013	14,149,173	$12.22 to $14.45	$230,430,723	0.65% to 1.80%	13.23% to 14.52%		1.24%
2012	4,741,069	$10.79 to $12.62	$68,652,265	0.65% to 1.80%	11.29% to 12.56%		0.00%
2011	1,165,187	$11.16 to $12.35	$15,790,492	0.90% to 1.70%	0.58% to 1.38%		1.98%
2010	983,488	$12.18 to $13.27	$13,214,377	0.90% to 1.50%	6.19% to 6.82%		2.11%
Income Opportunity Subaccount (note 4)
2012	658,913	$10.04 to $11.05	$7,456,049	0.90% to 1.80%	5.43% to 6.37%		0.00%
2011	830,079	$10.22 to $10.66	$8,903,853	0.65% to 1.70%	-2.73% to -1.72%		0.00%
2010	700,242	$10.60 to $10.86	$7,696,485	0.90% to 1.50%	5.57% to 6.19%		0.00%
Target VIP Subaccount
2014	3,668,362	$13.93 to $14.63	$52,498,500	0.65% to 1.80%	5.54% to 6.75%		1.60%
2013	3,746,231	$13.05 to $13.86	$50,424,303	0.65% to 1.80%	34.30% to 35.83%		0.82%
2012	2,059,046	$10.20 to $10.32	$20,446,805	0.90% to 1.80%	13.19% to 14.21%		1.36%
2011	2,279,372	$8.93 to $9.12	$19,869,154	0.90% to 1.80%	-8.83%(a) to -2.29%		0.96%
2010	2,370,283	$9.14 to $12.67	$21,181,558	0.90% to 1.60%	18.40% to 26.72%	(b)	1.34%
Target Equity/Income Subaccount (note 4)
2012	2,401,760	$8.19 to $11.80	$20,186,021	0.65% to 1.70%	9.21% to 10.36%		1.97%
2011	2,592,247	$7.42 to $10.80	$19,875,879	0.65% to 1.70%	-12.58% to -11.67%		1.54%
2010	2,809,041	$8.40 to $12.36	$24,374,819	0.65% to 1.70%	22.43% to 23.58%	(b)	1.31%
Bristol Growth Subaccount
2014	7,548,477	$15.02 to $15.91	$116,539,937	0.65% to 1.80%	10.03% to 11.29%		0.30%
2013	8,255,633	$13.65 to $14.30	$115,182,347	0.65% to 1.80%	36.17% to 37.72%		0.40%
2012	10,066,296	$10.03 to $10.38	$102,533,385	0.65% to 1.80%	9.22% to 10.47%		0.45%
2011	10,259,112	$9.18 to $9.40	$95,082,825	0.65% to 1.80%	-8.20%(a) to -2.41%		0.39%
2010	8,569,711	$9.63 to $12.10	$80,843,072	0.65% to 1.70%	12.07% to 20.96%	(b)	0.65%
Risk Managed Balanced Subaccount
2014	3,106,380	$10.70 to $10.78	$33,332,498	0.65% to 1.80%	7.02%(a) to 7.83%	(b)	0.00%
Dow Target 10 Portfolios:
First Quarter Subaccount
2010	225,669	$10.21 to $10.96	$2,349,927	0.90% to 1.50%	16.62% to 17.31%		0.00%
Second Quarter Subaccount
2010	214,801	$11.73 to $12.58	$2,597,454	0.90% to 1.50%	20.56% to 21.27%		0.00%

Third Quarter Subaccount
2010	219,905	$9.01 to $9.64	$2,032,028	0.90% to 1.50%	19.53% to 20.24%		0.00%
Fourth Quarter Subaccount
2010	223,965	$11.29 to $12.07	$2,571,983	0.90% to 1.50%	18.93% to 19.64%		0.00%
Dow Target 5 Portfolios:
First Quarter Subaccount
2010	73,634	$10.55 to $11.26	$764,385	0.90% to 1.50%	10.49% to 11.14%		0.00%
Second Quarter Subaccount
2010	62,237	$11.56 to $12.32	$700,161	0.90% to 1.50%	12.89% to 13.56%		0.00%
Third Quarter Subaccount
2010	82,341	$6.61 to $6.97	$545,562	0.90% to 1.40%	20.58% to 21.18%		0.00%
Fourth Quarter Subaccount
2010	73,309	$8.92 to $9.53	$658,810	0.90% to 1.50%	12.02% to 12.69%		0.00%
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount
2014	33,884	$28.48	$964,948	1.30%	9.87%		0.18%
2013	39,769	$25.92	$1,030,825	1.30%	34.59%		0.28%
2012	47,032	$19.26	$905,792	1.30%	13.21%		0.58%
2011	52,871	$17.01	$899,424	1.30%	-1.08%		0.35%
2010	59,281	$17.20	$1,019,496	1.30%	22.58%		0.27%
VIP Equity-Income Subaccount
2014	31,125	$27.17	$845,602	1.30%	7.32%		2.74%
2013	36,104	$25.31	$913,931	1.30%	26.50%		2.57%
2012	36,319	$20.01	$726,760	1.30%	15.79%		3.11%
2011	40,570	$17.28	$701,092	1.30%	-0.32%		2.37%
2010	46,128	$17.34	$799,705	1.30%	13.67%		1.80%
VIP High Income Subaccount
2014	3,391	$17.63	$59,782	1.30%	-0.14%		5.17%
2013	4,115	$17.65	$72,642	1.30%	4.59%		5.79%
2012	4,547	$16.88	$76,753	1.30%	12.75%		5.58%
2011	5,753	$14.97	$86,119	1.30%	2.70%		5.93%
2010	7,554	$14.58	$110,109	1.30%	12.36%		6.60%
Janus Aspen Series - Institutional Shares:
Janus Subaccount
2014	294,795	$13.80 to $17.74	$5,123,173	0.90% to 1.50%	11.32% to 11.99%		0.37%
2013	324,749	$12.33 to $15.94	$5,068,049	0.90% to 1.50%	28.41% to 29.18%		0.78%
2012	386,487	$9.54 to $12.41	$4,676,563	0.90% to 1.50%	16.83% to 17.52%		0.54%
2011	459,757	$8.12 to $10.62	$4,716,283	0.90% to 1.50%	-6.70% to -6.14%		0.58%
2010	538,689	$8.65 to $11.39	$5,873,209	0.90% to 1.50%	12.83% to 13.50%		1.09%
Overseas Subaccount
2014	76,779	$22.82 to $25.19	$1,810,930	0.90% to 1.50%	-13.18% to -12.66%		3.02%
2013	81,591	$26.28 to $28.85	$2,210,519	0.90% to 1.50%	12.87% to 13.54%		3.15%
2012	96,301	$23.29 to $25.41	$2,310,671	0.90% to 1.50%	11.81% to 12.48%		0.70%
2011	120,060	$20.83 to $22.59	$2,573,406	0.90% to 1.50%	-33.17% to -32.77%		0.46%
2010	143,165	$31.17 to $33.60	$4,580,355	0.90% to 1.50%	23.46% to 24.19%		0.69%
Global Research Subaccount
2014	156,482	$12.67 to $14.90	$2,235,527	0.90% to 1.50%	5.86% to 6.49%		1.08%
2013	175,177	$11.90 to $14.08	$2,369,258	0.90% to 1.50%	26.53% to 27.28%		1.20%
2012	197,495	$9.35 to $11.13	$2,124,464	0.90% to 1.50%	18.31% to 19.01%		0.87%
2011	230,725	$7.86 to $9.40	$2,081,116	0.90% to 1.50%	-15.01% to -14.51%		0.55%
2010	294,508	$9.19 to $11.07	$3,131,540	0.90% to 1.50%	14.12% to 14.80%		0.60%
Balanced Subaccount
2014	260,055	$23.76 to $28.60	$7,041,793	0.90% to 1.50%	6.90% to 7.54%		1.73%
2013	309,864	$22.09 to $26.75	$7,858,359	0.90% to 1.50%	18.38% to 19.08%		1.51%
2012	353,761	$18.55 to $22.60	$7,553,618	0.90% to 1.50%	11.93% to 12.60%		2.77%
2011	431,259	$16.48 to $20.19	$8,252,548	0.90% to 1.50%	0.14% to 0.73%		2.40%
2010	484,760	$16.36 to $20.16	$9,228,479	0.90% to 1.50%	6.78% to 7.42%		2.72%
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount (note 4)
2013	979,292	$13.88 to $17.09	$23,237,643	0.65% to 1.70%	29.96% to 31.31%		1.57%
2012	802,679	$10.57 to $13.15	$14,707,049	0.65% to 1.70%	13.05% to 14.23%		1.64%
2011	880,414	$9.25 to $11.63	$14,299,477	0.65% to 1.70%	-7.76% to -6.80%		1.35%
2010	886,934	$9.93 to $12.62	$15,850,795	0.65% to 1.60%	15.85% to 26.17%	(b)	1.75%
ClearBridge Variable Equity Income Subaccount
2014	1,411,374	$15.56 to $16.16	$28,070,837	0.65% to 1.80%	11.60% to 12.88%		2.39%
2013	1,264,628	$13.94 to $14.31	$22,429,152	0.65% to 1.80%	23.71% to 25.13%		1.90%
2012	1,057,508	$11.27 to $15.07	$15,046,554	0.90% to 1.80%	12.18% to 13.18%		3.56%
2011	545,937	$10.05 to $13.31	$6,889,231	0.90% to 1.80%	0.46%(a) to 6.94%		3.73%
2010	405,445	$11.55 to $12.45	$4,778,537	0.90% to 1.50%	10.60% to 11.26%		4.32%
ClearBridge Variable Large Cap Value Subaccount
2014	3,102,723	$15.64 to $16.35	$71,970,290	0.65% to 1.80%	9.73% to 10.99%		3.10%
2013	1,365,218	$14.26 to $14.73	$28,728,497	0.65% to 1.80%	30.03% to 31.51%		1.91%
2012	1,078,467	$11.20 to $13.91	$17,613,877	0.65% to 1.70%	14.55% to 15.75%		2.69%
2011	861,852	$9.68 to $12.15	$12,342,686	0.65% to 1.70%	3.20% to 4.28%		2.35%
2010	798,771	$9.28 to $11.78	$11,122,994	0.65% to 1.60%	8.76% to 17.76%	(b)	3.04%

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
2014	108,348,814	$13.08 to $13.53	$1,435,535,845	0.65% to 1.80%	4.80% to 6.00%		1.77%
2013	76,562,488	$12.48 to $12.76	$964,110,548	0.65% to 1.80%	16.28% to 17.61%		1.85%
2012	18,248,720	$10.73 to $10.85	$196,712,947	0.65% to 1.80%	7.31%(a) to 8.53%	(b)	3.10%
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2014	133,698	$26.43 to $27.46	$3,745,487	0.90% to 1.50%	8.79% to 9.44%		0.06%
2013	161,536	$24.16 to $25.24	$4,165,354	0.90% to 1.50%	28.75% to 29.51%		0.20%
2012	183,791	$18.65 to $19.60	$3,670,612	0.90% to 1.50%	13.81% to 14.49%		0.09%
2011	238,031	$16.29 to $17.22	$4,158,025	0.90% to 1.50%	-6.91% to -6.36%		0.14%
2010	276,192	$17.40 to $18.50	$5,181,416	0.90% to 1.50%	21.93% to 22.65%		0.76%
Small Cap Value Subaccount
2014	17,667	$17.98 to $19.53	$319,992	0.90% to 1.40%	3.01% to 3.53%		0.35%
2013	18,077	$17.46 to $18.86	$318,128	0.90% to 1.40%	13.17% to 13.73%		0.71%
2012	19,044	$15.42 to $16.59	$296,015	0.90% to 1.40%	12.41% to 12.97%		0.87%
2011	19,928	$13.54 to $14.68	$275,366	0.90% to 1.50%	-8.63% to -8.09%		0.67%
2010	24,322	$14.82 to $18.11	$367,407	0.90% to 1.50%	15.52% to 16.21%		1.28%
Discovery Subaccount
2014	148,016	$18.46 to $28.16	$4,097,909	0.90% to 1.50%	-1.13% to -0.54%		0.00%
2013	178,552	$18.56 to $28.48	$5,004,786	0.90% to 1.50%	41.68% to 42.52%		0.01%
2012	213,894	$13.02 to $20.10	$4,235,879	0.90% to 1.50%	15.99% to 16.68%		0.00%
2011	265,007	$11.16 to $17.33	$4,508,716	0.90% to 1.50%	-1.06% to -0.47%		0.00%
2010	345,787	$11.21 to $17.52	$5,931,622	0.90% to 1.50%	33.54% to 34.33%		0.00%
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2014	67,487	$17.51 to $19.01	$1,185,746	0.90% to 1.40%	6.37% to 6.89%		3.09%
2013	72,157	$16.21 to $17.79	$1,191,729	0.90% to 1.50%	-1.79% to -1.21%		3.72%
2012	84,029	$16.50 to $18.00	$1,410,677	0.90% to 1.50%	7.81% to 8.46%		4.65%
2011	91,474	$15.31 to $16.60	$1,428,574	0.90% to 1.50%	4.09% to 4.71%		3.76%
2010	99,664	$14.70 to $15.85	$1,491,833	0.90% to 1.50%	5.56% to 6.19%		6.66%
U.S. Real Estate Subaccount
2014	66,343	$41.32 to $52.86	$2,995,259	0.90% to 1.50%	27.81% to 28.56%		1.42%
2013	82,171	$32.33 to $41.12	$2,882,944	0.90% to 1.50%	0.55% to 1.14%		1.10%
2012	100,116	$32.16 to $40.65	$3,473,849	0.90% to 1.50%	14.12% to 14.80%		0.83%
2011	112,386	$28.18 to $35.41	$3,428,058	0.90% to 1.50%	4.36% to 4.98%		0.80%
2010	149,488	$27.00 to $33.73	$4,313,270	0.90% to 1.50%	28.04% to 28.80%		2.34%
Emerging Markets Debt Subaccount
2010	345	$22.33	$7,693	1.40%	8.23%		4.09%
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2014	13,193,221	$14.42 to $15.43	$209,772,664	0.65% to 1.50%	11.27% to 12.21%		1.24%
2013	17,187,094	$12.86 to $13.87	$245,234,932	0.65% to 1.50%	31.26% to 32.37%		1.13%
2012	21,840,899	$9.71 to $10.57	$236,919,644	0.65% to 1.50%	17.36% to 18.36%		1.21%
2011	32,797,068	$8.21 to $9.00	$302,571,798	0.65% to 1.50%	-8.42% to -7.65%		1.22%
2010	35,146,033	$8.89 to $9.83	$353,492,979	0.65% to 1.50%	9.55% to 10.48%		0.84%
U.S. Equity Insights Subaccount
2014	1,798,093	$15.85 to $17.90	$33,232,432	0.65% to 1.50%	14.65% to 15.61%		1.44%
2013	1,923,913	$13.71 to $15.62	$30,935,971	0.65% to 1.50%	35.49% to 36.63%		1.12%
2012	2,283,315	$11.53 to $12.57	$27,050,415	0.90% to 1.50%	12.76% to 13.43%		1.74%
2011	2,666,929	$9.62 to $10.22	$27,960,509	0.90% to 1.50%	2.51% to 3.12%		1.66%
2010	3,101,134	$9.33 to $9.97	$31,646,871	0.90% to 1.50%	11.18% to 11.84%		1.46%
Strategic Growth Subaccount
2014	519,477	$16.19 to $18.56	$9,819,307	0.90% to 1.50%	11.96% to 12.63%		0.36%
2013	575,071	$14.38 to $16.58	$9,704,565	0.90% to 1.50%	30.46% to 31.24%		0.37%
2012	736,135	$10.96 to $12.70	$9,520,858	0.90% to 1.50%	18.11% to 18.81%		0.66%
2011	850,293	$9.22 to $10.76	$9,298,366	0.90% to 1.50%	-4.05% to -3.48%		0.43%
2010	994,729	$9.55 to $11.21	$11,317,219	0.90% to 1.50%	9.10% to 9.75%		0.41%
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2014	14,424,318	$8.91 to $13.92	$397,545,836	0.65% to 1.80%	-6.32% to -5.25%		1.64%
2013	14,124,735	$9.51 to $14.70	$418,682,765	0.65% to 1.80%	-2.99% to -1.88%		1.56%
2012	11,462,820	$9.80 to $14.98	$356,033,259	0.65% to 1.80%	19.88% to 21.26%		1.62%
2011	11,785,392	$8.18 to $12.35	$308,925,592	0.65% to 1.80%	-18.53% to -18.22%	(b)	2.01%
2010	10,140,440	$12.46 to $15.16	$347,415,232	0.65% to 1.70%	21.90% to 24.57%	(b)	1.30%
U.S. Small-Mid Cap Equity Subaccount
2014	1,501,527	$13.38 to $16.77	$41,795,095	0.65% to 1.80%	9.06% to 10.31%		0.00%
2013	1,504,531	$12.27 to $15.20	$38,334,827	0.65% to 1.80%	32.88% to 34.39%		0.00%
2012	1,587,883	$9.23 to $11.31	$30,418,370	0.65% to 1.80%	8.27% to 9.51%		0.00%
2011	9,304,222	$8.53 to $10.33	$160,516,286	0.65% to 1.80%	-14.73%(a) to -9.66%		0.00%
2010	6,131,757	$11.43 to $12.49	$122,506,532	0.65% to 1.70%	22.92% to 24.86%	(b)	0.29%
U.S. Strategic Equity Subaccount
2014	348,761	$15.21 to $17.41	$6,061,277	0.90% to 1.80%	12.68% to 13.69%		0.69%
2013	348,304	$13.49 to $15.32	$5,332,672	0.90% to 1.80%	25.80% to 26.92%		1.00%
2012	305,192	$10.73 to $12.07	$3,692,768	0.90% to 1.80%	11.98% to 12.99%		1.16%
2011	302,189	$9.50 to $12.23	$3,248,379	0.65% to 1.60%	0.35% to 1.30%		1.03%
2010	298,629	$10.57 to $12.19	$3,183,431	0.90% to 1.60%	11.84% to 21.92%	(b)	0.73%

International Equity Subaccount
2014	43,149,774	$11.52 to $11.74	$628,558,200	0.65% to 1.80%	-5.90% to -4.82%		1.57%
2013	40,848,951	$12.25 to $12.33	$629,235,285	0.65% to 1.80%	18.63% to 19.98%		1.33%
2012	42,312,660	$10.28 to $10.32	$547,210,514	0.65% to 1.80%	18.96% to 20.32%		1.70%
2011	44,076,228	$8.54 to $8.68	$478,106,442	0.65% to 1.80%	-13.21%(a) to -7.87%		2.11%
2010	36,678,287	$9.27 to $12.05	$434,888,063	0.65% to 1.70%	6.03% to 20.51%	(b)	1.50%
Global Dynamic Multi Asset Subaccount
2014	11,952,888	$12.37 to $12.75	$149,554,206	0.65% to 1.80%	0.88% to 2.04%		0.68%
2013	7,207,454	$12.26 to $12.50	$89,039,330	0.65% to 1.80%	17.38% to 18.72%		0.46%
2012	2,583,174	$10.45 to $10.53	$27,070,210	0.65% to 1.80%	4.49%(a) to 5.29%	(b)	0.11%
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2014	6,539,291	$12.96 to $16.34	$135,225,380	0.65% to 1.80%	4.82% to 6.01%		0.00%
2013	7,500,531	$12.37 to $15.41	$147,390,901	0.65% to 1.80%	27.07% to 28.52%		0.00%
2012	8,402,588	$9.73 to $11.99	$129,300,993	0.65% to 1.80%	8.65% to 9.90%		0.00%
2011	25,200,510	$8.96 to $10.91	$352,605,070	0.65% to 1.80%	-10.41%(a) to -5.12%		0.00%
2010	29,042,935	$11.50 to $12.21	$436,199,017	0.65% to 1.70%	6.67% to 22.12%	(b)	0.00%
Jennison Subaccount
2014	1,757,649	$15.43 to $18.82	$23,676,591	0.65% to 1.80%	7.64% to 8.87%		0.00%
2013	1,525,592	$14.33 to $17.29	$19,046,015	0.65% to 1.80%	34.69% to 36.22%		0.00%
2012	1,646,876	$10.64 to $12.69	$15,205,509	0.65% to 1.80%	13.67% to 14.98%		0.00%
2011	1,945,799	$11.04 to $12.02	$14,888,983	0.65% to 1.70%	-1.75% to -0.73%		0.00%
2010	1,809,973	$11.12 to $12.24	$13,983,292	0.65% to 1.60%	10.73% to 22.45%	(b)	0.02%
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2014	16,518,300	$13.54 to $18.12	$525,306,447	0.65% to 1.80%	4.16% to 5.35%		0.02%
2013	17,379,809	$13.00 to $17.20	$531,159,993	0.65% to 1.80%	33.47% to 34.99%		0.28%
2012	19,026,790	$9.74 to $12.74	$433,762,386	0.65% to 1.80%	12.53% to 13.82%		0.39%
2011	19,927,425	$8.66 to $11.19	$405,946,842	0.65% to 1.80%	-13.42%(a) to -11.43%		0.03%
2010	12,155,036	$12.47 to $12.64	$291,946,014	0.65% to 1.70%	24.71%(a) to 27.74%		0.13%
VIP Contrafund® Subaccount
2014	24,545,451	$14.76 to $17.25	$501,655,975	0.65% to 1.80%	9.68% to 10.93%		0.75%
2013	25,520,815	$13.45 to $15.55	$473,252,731	0.65% to 1.80%	28.64% to 30.11%		0.85%
2012	26,210,018	$10.46 to $11.96	$376,051,646	0.65% to 1.80%	14.08% to 15.39%		1.10%
2011	28,771,737	$9.17 to $10.36	$360,788,284	0.65% to 1.80%	-8.32%(a) to -3.41%		0.79%
2010	29,401,005	$10.73 to $12.32	$384,776,381	0.65% to 1.70%	16.17% to 23.22%	(b)	1.05%
VIP Growth Subaccount
2014	5,983,880	$17.55 to $20.70	$70,217,704	0.65% to 1.70%	9.16% to 10.30%		0.00%
2013	4,720,852	$15.91 to $18.96	$50,147,400	0.65% to 1.70%	33.73% to 35.12%		0.05%
2012	4,392,188	$11.78 to $14.18	$34,606,292	0.65% to 1.70%	12.48% to 13.66%		0.36%
2011	4,627,132	$10.36 to $12.61	$31,874,855	0.65% to 1.70%	-1.70% to -0.68%		0.13%
2010	4,421,625	$10.43 to $12.83	$30,630,083	0.65% to 1.60%	23.06% to 28.32%	(b)	0.03%
VIP Equity-Income Subaccount
2014	9,536,755	$14.03 to $14.42	$176,100,431	0.65% to 1.80%	6.56% to 7.78%		2.68%
2013	9,655,405	$13.02 to $13.53	$166,689,756	0.65% to 1.80%	25.57% to 27.00%		2.37%
2012	9,581,287	$10.25 to $10.78	$130,679,698	0.65% to 1.80%	14.97% to 16.29%		2.91%
2011	10,207,059	$8.81 to $12.04	$120,823,827	0.65% to 1.70%	-1.02% to 0.01%		2.26%
2010	10,860,116	$8.81 to $12.17	$129,281,598	0.65% to 1.60%	14.18% to 21.71%	(b)	1.67%
VIP Real Estate Subaccount
2014	10,902,697	$14.17 to $15.36	$163,194,936	0.65% to 1.80%	27.51% to 28.96%		1.60%
2013	12,455,049	$11.11 to $11.91	$145,423,781	0.65% to 1.80%	-0.19% to 0.96%		1.67%
2012	11,400,390	$11.13 to $11.79	$132,533,355	0.65% to 1.80%	16.20% to 17.53%		1.31%
2011	11,710,571	$9.58 to $10.04	$116,606,168	0.65% to 1.80%	-4.20%(a) to 7.09%		1.00%
2010	10,136,960	$9.37 to $12.05	$93,664,032	0.65% to 1.70%	20.55%(a) to 29.25%		2.11%
VIP Target Volatility Subaccount
2014	10,220,588	$11.74 to $11.99	$120,985,847	0.65% to 1.80%	3.87% to 5.06%		1.36%
2013	4,859,488	$11.30 to $11.41	$55,152,314	0.65% to 1.80%	13.03%(a) to 14.14%	(b)	2.07%
Janus Aspen Series - Service Shares:
Janus Subaccount
2014	2,455,344	$17.27 to $18.13	$25,771,683	0.65% to 1.70%	10.85% to 12.01%		0.22%
2013	2,574,074	$15.42 to $16.35	$24,252,652	0.65% to 1.70%	27.82% to 29.15%		0.66%
2012	2,899,713	$7.60 to $12.79	$21,269,893	0.90% to 1.70%	16.30% to 17.22%		0.43%
2011	3,437,819	$6.48 to $11.02	$21,431,495	0.90% to 1.60%	-7.02% to -6.38%		0.44%
2010	3,983,756	$6.50 to $6.93	$26,388,380	0.90% to 1.50%	12.57% to 13.24%		0.37%
Global Research Subaccount
2014	3,529,143	$13.00 to $13.62	$30,119,322	0.65% to 1.80%	5.29% to 6.49%		0.96%
2013	3,356,042	$12.35 to $12.79	$27,009,192	0.65% to 1.80%	25.81% to 27.25%		1.13%
2012	3,716,761	$9.81 to $10.05	$23,494,076	0.65% to 1.80%	17.73% to 19.08%		0.81%
2011	3,281,146	$8.44 to $10.16	$17,552,262	0.65% to 1.70%	-15.42% to -14.54%		0.49%
2010	3,316,104	$9.88 to $12.02	$20,808,627	0.65% to 1.60%	14.77% to 20.24%	(b)	0.49%
Balanced Subaccount
2014	8,513,428	$13.26 to $18.13	$166,471,344	0.65% to 1.80%	6.32% to 7.54%		1.51%
2013	8,896,851	$12.48 to $16.86	$162,936,422	0.65% to 1.80%	17.68% to 19.03%		1.35%
2012	8,212,829	$12.27 to $14.16	$127,385,355	0.65% to 1.70%	11.47% to 12.64%		2.54%
2011	8,816,894	$11.01 to $12.57	$122,272,745	0.65% to 1.70%	-0.34% to 0.70%		2.21%
2010	8,127,206	$11.05 to $12.49	$113,189,957	0.65% to 1.60%	7.42% to 10.49%	(b)	2.66%

Overseas Subaccount
2014	18,092,398	$7.68 to $10.88	$218,388,848	0.65% to 1.80%	-13.66% to -12.67%		2.97%
2013	18,694,141	$8.90 to $12.46	$260,368,310	0.65% to 1.80%	12.26% to 13.54%		3.08%
2012	20,740,818	$7.93 to $10.98	$256,386,523	0.65% to 1.80%	11.17% to 12.45%		0.61%
2011	22,152,234	$7.13 to $9.76	$245,442,169	0.65% to 1.80%	-32.77% to -28.71%	(b)	0.38%
2010	21,396,533	$12.59 to $14.52	$357,539,519	0.65% to 1.70%	24.21% to 25.94%	(b)	0.55%
INTECH U.S. Low Volatility Subaccount
2014	30,425,861	$14.01 to $14.37	$430,198,991	0.65% to 1.80%	15.62% to 16.94%		0.90%
2013	15,311,032	$12.12 to $12.29	$186,545,269	0.65% to 1.80%	22.63% to 24.03%		1.57%
2012	1,308,590	$9.88 to $9.90	$12,944,511	0.90% to 1.80%	-1.19%(a) to -0.97%	(b)	2.32%
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
2014	1,515,092	$15.64 to $17.66	$34,457,010	0.65% to 1.80%	7.66% to 8.89%		0.14%
2013	1,567,349	$14.53 to $16.22	$32,992,746	0.65% to 1.80%	39.78% to 41.38%		0.49%
2012	1,104,660	$10.40 to $11.47	$16,655,397	0.65% to 1.80%	17.60% to 18.95%		0.20%
2011	988,723	$11.74 to $13.44	$12,626,793	0.90% to 1.70%	-6.36% to -5.62%		0.13%
2010	1,170,526	$13.21 to $16.62	$15,861,564	0.90% to 1.50%	25.25% to 25.99%		0.00%
Mid Cap Value Subaccount
2014	6,658,809	$16.45 to $19.74	$242,950,261	0.65% to 1.80%	13.07% to 14.36%		0.78%
2013	6,650,577	$14.55 to $17.26	$214,919,369	0.65% to 1.80%	29.96% to 31.45%		1.00%
2012	6,286,681	$11.20 to $13.13	$156,806,708	0.65% to 1.80%	18.24% to 19.60%		1.06%
2011	6,522,350	$12.23 to $22.11	$137,851,622	0.90% to 1.70%	0.46% to 1.25%		1.31%
2010	6,903,588	$12.17 to $21.84	$145,170,835	0.90% to 1.70%	21.70%(a) to 22.35%		1.18%
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Growth & Income Subaccount
2014	6,726	$17.54	$117,944	1.40%	7.78%		1.10%
2013	7,295	$16.27	$118,684	1.40%	32.73%		1.11%
2012	9,174	$12.26	$112,455	1.40%	15.62%		1.39%
2011	10,558	$10.60	$111,933	1.40%	4.61%		1.17%
2010	13,562	$10.13	$137,445	1.40%	11.24%		0.00%
Small Cap Growth Subaccount
2014	1,662	$26.13	$43,431	1.40%	-3.43%		0.00%
2013	1,663	$27.06	$44,993	1.40%	43.33%		0.00%
2012	1,664	$18.88	$31,410	1.40%	13.14%		0.00%
2011	1,665	$16.69	$27,781	1.40%	2.77%		0.00%
2010	1,666	$16.24	$27,051	1.40%	34.71%		0.00%
Dynamic Asset Allocation Subaccount
2014	22,847,379	$11.57 to $12.04	$268,521,998	0.65% to 1.80%	2.36% to 3.53%		0.38%
2013	20,684,911	$11.30 to $11.63	$236,444,404	0.65% to 1.80%	9.95% to 11.21%		0.27%
2012	15,348,282	$10.28 to $10.46	$158,868,626	0.65% to 1.80%	6.09% to 7.30%		0.16%
2011	915,449	$9.69 to $9.75	$8,899,428	0.65% to 1.70%	-3.07%(a) to -2.54%	(b)	0.00%
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
2014	1,247,046	$12.10 to $19.27	$26,840,062	0.65% to 1.80%	-9.13% to -8.09%		0.00%
2013	1,655,891	$13.32 to $20.97	$38,999,116	0.65% to 1.80%	38.72% to 40.31%		0.00%
2012	1,188,767	$13.75 to $17.79	$20,124,683	0.90% to 1.70%	18.87% to 19.81%		0.00%
2011	1,003,860	$11.57 to $12.44	$14,276,055	0.65% to 1.70%	-11.99% to -11.07%		0.00%
2010	995,905	$15.85 to $16.74	$16,068,933	0.90% to 1.50%	33.93% to 34.73%		0.00%
Investors Growth Stock Subaccount
2014	1,108,343	$18.11 to $19.09	$20,111,980	0.65% to 1.70%	9.26% to 10.40%		0.28%
2013	891,268	$16.40 to $17.47	$14,842,517	0.65% to 1.70%	27.88% to 29.21%		0.47%
2012	730,606	$12.70 to $13.70	$9,414,940	0.65% to 1.60%	14.84% to 15.93%		0.22%
2011	720,888	$10.95 to $11.91	$8,046,603	0.65% to 1.70%	-1.30% to -0.28%		0.26%
2010	677,749	$11.66 to $12.07	$7,619,176	0.90% to 1.60%	11.15% to 20.75%	(b)	0.29%
Mid Cap Growth Subaccount
2014	2,509,638	$14.57 to $15.70	$34,918,734	0.65% to 1.80%	6.64% to 7.86%		0.00%
2013	2,553,868	$13.66 to $14.56	$33,136,594	0.65% to 1.80%	34.79% to 36.33%		0.00%
2012	2,496,410	$10.13 to $10.68	$23,961,459	0.65% to 1.80%	14.35% to 15.67%		0.00%
2011	2,582,109	$8.86 to $9.23	$21,470,723	0.65% to 1.80%	-11.38%(a) to -6.77%		0.00%
2010	2,646,417	$8.73 to $9.90	$23,577,965	0.65% to 1.50%	27.30% to 28.37%		0.00%
Total Return Subaccount
2014	3,707,695	$14.76 to $15.04	$67,213,017	0.65% to 1.70%	6.43% to 7.54%		1.71%
2013	3,816,639	$13.72 to $14.13	$64,816,084	0.65% to 1.70%	16.75% to 17.97%		1.70%
2012	3,871,094	$11.63 to $12.11	$56,152,962	0.65% to 1.70%	9.07% to 10.21%		2.52%
2011	4,251,590	$10.55 to $11.10	$56,377,229	0.65% to 1.70%	-0.11% to 0.93%		2.36%
2010	4,588,367	$10.46 to $11.11	$60,833,173	0.65% to 1.70%	8.92% to 11.12%	(b)	2.61%
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2014	34,903,208	$10.15 to $14.04	$558,544,213	0.65% to 1.80%	1.27% to 2.43%		1.41%
2013	38,489,878	$10.03 to $13.71	$607,318,836	0.65% to 1.80%	-10.82% to -9.80%		1.69%
2012	38,629,749	$11.24 to $15.20	$683,959,128	0.65% to 1.80%	6.82% to 8.05%		1.08%
2011	35,912,020	$10.53 to $14.07	$594,513,102	0.65% to 1.80%	5.25%(a) to 10.95%		2.11%
2010	34,133,472	$10.14 to $12.68	$523,839,472	0.65% to 1.70%	1.45%(a) to 7.41%		1.42%

Total Return Subaccount
2014	84,642,096	$10.56 to $15.51	$1,391,996,208	0.65% to 1.80%	2.44% to 3.61%		2.16%
2013	96,360,195	$10.31 to $14.97	$1,543,516,870	0.65% to 1.80%	-3.69% to -2.59%		2.19%
2012	103,634,238	$10.70 to $15.37	$1,720,843,101	0.65% to 1.80%	7.65% to 8.88%		2.58%
2011	101,713,202	$9.94 to $14.11	$1,566,626,975	0.65% to 1.80%	-0.58%(a) to 2.95%		2.63%
2010	93,230,133	$10.17 to $13.71	$1,434,640,762	0.65% to 1.70%	1.72%(a) to 7.41%		2.43%
Global Bond Subaccount
2014	6,589,737	$9.61 to $14.55	$111,372,238	0.65% to 1.80%	0.46% to 1.61%		2.46%
2013	7,529,635	$9.56 to $14.32	$126,752,339	0.65% to 1.80%	-10.09% to -9.07%		1.13%
2012	14,433,702	$10.63 to $15.75	$264,971,160	0.65% to 1.80%	5.04% to 6.25%		1.63%
2011	13,695,598	$10.12 to $14.83	$239,350,566	0.65% to 1.80%	1.24%(a) to 6.88%		2.56%
2010	12,463,732	$10.83 to $13.87	$209,234,170	0.65% to 1.70%	8.26%(a) to 10.94%		2.71%
CommodityRealReturn® Strategy Subaccount
2014	4,580,327	$5.97 to $7.19	$31,885,414	0.65% to 1.80%	-19.87% to -18.95%		0.35%
2013	17,939,537	$7.45 to $8.87	$155,969,548	0.65% to 1.80%	-16.21% to -15.25%		1.69%
2012	17,567,739	$8.90 to $10.47	$181,267,506	0.65% to 1.80%	3.52% to 4.71%		2.77%
2011	16,084,690	$8.59 to $10.00	$159,411,719	0.65% to 1.80%	-14.06%(a) to -8.15%		13.97%
2010	11,799,398	$10.89 to $13.28	$126,952,301	0.65% to 1.70%	23.72% to 32.84%	(b)	15.77%
Global Diversified Allocation Subaccount
2014	33,131,844	$11.37 to $11.72	$381,134,934	0.65% to 1.80%	4.00% to 5.18%		4.33%
2013	24,990,558	$10.93 to $11.14	$275,289,332	0.65% to 1.80%	9.41% to 10.66%		4.80%
2012	8,838,922	$9.99 to $10.07	$88,606,797	0.65% to 1.80%	-0.07%(a) to 0.69%	(b)	5.80%
Short-Term Subaccount
2014	3,147,704	$9.87 to $10.01	$31,260,489	0.65% to 1.80%	-1.07% to 0.06%		0.72%
2013	657,914	$9.98 to $10.00	$6,572,259	0.90% to 1.70%	-0.16%(a) to -0.03%	(b)	0.75%
Calvert Variable Products, Inc.:
VP S&P 500 Index Subaccount
2014	11,379	$13.11 to $13.90	$155,332	0.90% to 1.40%	9.52%(a) to 9.88%	(b)	2.08%
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount (note 4)
2013	16,132	$12.09 to $12.75	$202,979	0.90% to 1.40%	29.24% to 29.88%		0.08%
2012	19,373	$9.35 to $9.82	$188,058	0.90% to 1.40%	14.34% to 14.91%		0.09%
2011	26,838	$8.18 to $8.54	$227,653	0.90% to 1.40%	-2.70% to -2.22%		0.00%
2010	29,665	$8.41 to $8.74	$258,084	0.90% to 1.40%	15.65% to 16.22%		0.05%
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2014	1,856,203	$13.62 to $16.30	$38,851,904	0.65% to 1.80%	5.92% to 7.13%		1.59%
2013	2,133,447	$12.86 to $15.22	$42,034,869	0.65% to 1.80%	18.69% to 20.05%		1.69%
2012	2,669,677	$10.83 to $12.67	$44,034,734	0.65% to 1.80%	8.18% to 9.42%		3.25%
2011	1,973,367	$11.58 to $12.97	$30,103,119	0.65% to 1.70%	6.93% to 8.04%		1.40%
2010	1,536,716	$12.13 to $14.75	$21,973,886	0.90% to 1.70%	14.02% to 21.29%	(b)	1.82%
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
2014	13,392,912	$13.59 to $17.59	$414,123,783	0.65% to 1.80%	1.41% to 2.57%		0.11%
2013	17,294,253	$13.40 to $17.15	$524,816,230	0.65% to 1.80%	32.37% to 33.88%		1.08%
2012	19,225,013	$10.12 to $12.81	$440,213,848	0.65% to 1.80%	10.50% to 11.77%		0.13%
2011	14,680,119	$9.16 to $11.46	$309,011,691	0.65% to 1.80%	-8.40%(a) to -3.91%		0.37%
2010	12,223,754	$11.89 to $11.93	$279,977,830	0.65% to 1.70%	18.95%(a) to 19.74%		0.13%
Micro-Cap Subaccount
2014	4,425,876	$10.08 to $13.58	$110,598,444	0.65% to 1.80%	-5.28% to -4.20%		0.00%
2013	4,759,078	$10.64 to $14.17	$125,648,598	0.65% to 1.80%	18.85% to 20.20%		0.51%
2012	5,257,168	$8.95 to $11.79	$117,008,097	0.65% to 1.80%	5.69% to 6.91%		0.00%
2011	5,817,404	$8.47 to $11.03	$122,485,493	0.65% to 1.80%	-15.30%(a) to -12.67%		2.39%
2010	5,728,780	$12.63 to $13.04	$141,166,720	0.65% to 1.70%	29.12% to 30.36%	(b)	2.01%
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2014	5,341,388	$11.08 to $12.91	$79,396,667	0.65% to 1.80%	5.66% to 6.87%		2.67%
2013	2,826,162	$10.49 to $12.08	$39,543,887	0.65% to 1.80%	-2.34% to -1.22%		3.13%
2012	2,181,896	$10.74 to $12.23	$31,191,733	0.65% to 1.80%	7.25% to 8.48%		4.30%
2011	2,024,699	$10.01 to $11.28	$26,958,193	0.65% to 1.80%	0.11%(a) to 4.72%		3.47%
2010	1,790,005	$10.14 to $10.77	$23,162,057	0.65% to 1.70%	1.38%(a) to 6.17%		5.16%
U.S. Real Estate Subaccount
2014	3,583,087	$13.76 to $13.98	$114,565,195	0.65% to 1.80%	27.14% to 28.59%		1.23%
2013	3,894,798	$10.82 to $10.87	$98,327,773	0.65% to 1.80%	-0.05% to 1.09%		0.84%
2012	3,865,381	$10.75 to $10.83	$97,290,395	0.65% to 1.80%	13.57% to 14.87%		0.58%
2011	4,253,299	$9.36 to $12.43	$94,226,019	0.65% to 1.70%	3.90% to 4.98%		0.54%
2010	4,734,817	$8.91 to $11.97	$100,936,783	0.65% to 1.60%	19.71%(a) to 28.69%		2.67%
Growth Subaccount
2014	1,674,323	$20.70 to $21.05	$33,439,248	0.65% to 1.70%	4.32% to 5.40%		0.00%
2013	1,295,226	$19.85 to $19.97	$24,688,322	0.65% to 1.70%	45.26% to 46.77%		0.21%
2012	1,459,293	$13.61 to $13.66	$19,084,903	0.65% to 1.70%	12.14% to 13.31%		0.00%
2011	1,544,978	$12.01 to $12.18	$17,978,893	0.65% to 1.70%	-4.66% to -3.67%		0.00%
2010	1,009,282	$12.02 to $12.47	$12,246,417	0.65% to 1.50%	20.80% to 21.82%		0.00%

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. Value Series I Subaccount (note 4)
2010	2,598	$13.24 to $14.10	$36,259	0.90% to 1.40%	16.33%(a) to 16.67%	(b)	0.00%
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount (note 4)
2010	2,172,773	$8.95 to $9.23	$19,619,655	0.65% to 1.50%	23.70%(a) to 24.32%	(b)	0.00%
Invesco V.I. Comstock Series I Subaccount
2014	2,046	$21.87 to $23.75	$48,594	0.90% to 1.40%	7.88% to 8.41%		1.35%
2013	2,049	$20.27 to $21.91	$44,889	0.90% to 1.40%	34.10% to 34.76%		1.69%
2012	2,053	$15.12 to $16.26	$33,363	0.90% to 1.40%	17.58% to 18.16%		1.77%
2011	2,057	$12.86 to $13.76	$28,291	0.90% to 1.40%	-11.14% to -10.84%		0.00%
Invesco V.I. International Growth Series II Subaccount
2014	3,006,739	$11.46 to $14.48	$33,378,928	0.65% to 1.70%	-1.58% to -0.56%		1.46%
2013	2,518,237	$11.46 to $11.53	$28,107,409	0.65% to 1.80%	16.62% to 17.95%		1.14%
2012	2,087,453	$9.77 to $12.60	$19,818,054	0.65% to 1.70%	13.32% to 14.51%		1.25%
2011	2,061,606	$8.53 to $11.12	$17,157,884	0.65% to 1.70%	-15.98% to -15.39%		0.00%
Invesco V.I. Balanced-Risk Allocation Series II Subaccount
2014	36,089,969	$11.17 to $11.55	$408,327,163	0.65% to 1.80%	3.84% to 5.03%		0.00%
2013	72,296,974	$10.75 to $11.00	$784,723,259	0.65% to 1.80%	-0.37% to 0.76%		1.64%
2012	73,410,013	$10.79 to $10.92	$796,163,005	0.65% to 1.80%	7.94%(a) to 9.17%	(b)	1.46%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount
2014	7,618,970	$15.02 to $16.42	$127,059,551	0.65% to 1.50%	3.07% to 3.94%		4.91%
2013	8,260,533	$14.45 to $15.93	$133,490,626	0.65% to 1.50%	12.26% to 13.21%		6.43%
2012	8,677,064	$12.76 to $14.19	$124,619,089	0.65% to 1.50%	10.98% to 11.92%		6.51%
2011	9,670,727	$11.40 to $12.79	$124,908,382	0.65% to 1.50%	0.87% to 1.72%		5.76%
2010	10,661,300	$11.21 to $12.68	$136,259,151	0.65% to 1.50%	11.01% to 11.94%		6.62%
Franklin Flex Cap Growth VIP Subaccount
2014	1,087,105	$17.75 to $18.80	$19,582,646	0.90% to 1.50%	4.54% to 5.16%		0.00%
2013	5,043,483	$16.01 to $16.98	$86,880,974	0.65% to 1.50%	35.45% to 36.59%		0.00%
2012	6,093,417	$11.72 to $12.54	$77,338,709	0.65% to 1.50%	7.64% to 8.55%		0.00%
2011	8,593,999	$10.80 to $11.65	$101,154,180	0.65% to 1.50%	-6.21% to -5.42%		0.00%
2010	10,455,060	$11.42 to $12.42	$131,037,406	0.65% to 1.50%	14.48% to 15.44%		0.00%
Templeton Foreign VIP Subaccount
2014	12,382,534	$11.85 to $14.01	$175,984,459	0.65% to 1.50%	-12.45% to -11.71%		1.86%
2013	11,785,186	$13.42 to $16.00	$190,921,577	0.65% to 1.50%	21.15% to 22.18%		2.41%
2012	12,804,945	$10.98 to $13.21	$170,876,691	0.65% to 1.50%	16.48% to 17.47%		2.98%
2011	13,802,985	$9.35 to $11.34	$157,830,415	0.65% to 1.50%	-11.95% to -11.21%		1.71%
2010	14,241,608	$10.53 to $12.88	$184,806,060	0.65% to 1.50%	6.81% to 7.71%		1.08%
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2014	3,781,409	$17.38 to $19.90	$59,853,268	0.65% to 1.70%	11.66% to 12.82%		0.69%
2013	4,238,531	$15.40 to $17.83	$59,817,401	0.65% to 1.70%	34.43% to 35.83%		0.90%
2012	4,956,219	$11.34 to $13.26	$51,777,649	0.65% to 1.70%	13.44% to 14.63%		0.36%
2011	5,836,305	$9.89 to $11.69	$53,495,800	0.65% to 1.70%	-8.26% to -7.30%		0.40%
2010	6,074,245	$9.82 to $10.67	$60,415,794	0.65% to 1.50%	24.13% to 25.18%		0.33%
ALPS Variable Insurance Trust - Class II:
AVS Listed Private Equity Subaccount
2010	697,530	$6.29 to $12.84	$4,341,094	0.65% to 1.70%	21.24% to 28.36%	(b)	15.49%
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
2014	2,656,471	$14.06 to $14.26	$36,612,345	0.65% to 1.80%	7.50% to 8.73%		0.00%
2013	2,790,184	$13.08 to $13.11	$35,440,992	0.65% to 1.80%	37.21% to 38.77%		0.00%
2012	2,445,864	$9.45 to $9.53	$22,483,370	0.65% to 1.80%	14.93% to 16.25%		0.00%
2011	2,519,623	$8.13 to $10.48	$20,011,348	0.65% to 1.70%	-14.93% to -14.04%		0.85%
2010	2,598,462	$9.46 to $12.32	$24,140,073	0.65% to 1.70%	16.99% to 23.25%	(b)	0.00%
Managed Volatility Fund II Subaccount
2014	35,080,848	$13.51 to $13.98	$480,249,595	0.65% to 1.80%	2.07% to 3.24%		2.79%
2013	21,623,404	$13.24 to $13.54	$288,893,104	0.65% to 1.80%	19.59% to 20.96%		2.21%
2012	9,304,159	$11.07 to $11.20	$103,484,894	0.65% to 1.80%	10.71%(a) to 11.97%	(b)	0.83%
Managed Tail Risk Fund II Subaccount
2014	5,929,427	$9.85 to $9.98	$58,649,430	0.65% to 1.80%	-3.08% to -1.97%		0.90%
2013	576,089	$10.16 to $10.17	$5,855,938	0.90% to 1.80%	1.58%(a) to 1.72%	(b)	0.00%
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2014	24,752,343	$13.65 to $14.92	$334,208,036	0.65% to 1.80%	10.62% to 11.88%		0.93%
2013	34,313,834	$12.20 to $13.49	$416,332,553	0.65% to 1.80%	30.58% to 32.07%		0.89%
2012	42,991,134	$9.24 to $10.33	$397,289,167	0.65% to 1.80%	16.71% to 18.05%		0.91%
2011	70,747,101	$7.83 to $8.85	$556,934,348	0.65% to 1.80%	-11.51%(a) to -7.86%		1.18%
2010	56,708,967	$8.50 to $11.88	$476,489,550	0.65% to 1.70%	10.17% to 18.78%	(b)	0.75%
U.S. Equity Insights Subaccount
2014	1,109,905	$16.29 to $16.52	$17,488,460	0.65% to 1.80%	14.13% to 15.43%		1.52%
2013	597,078	$14.11 to $18.50	$8,244,878	0.65% to 1.70%	34.93% to 36.34%		1.49%
2012	204,856	$10.23 to $13.74	$2,088,863	0.90% to 1.60%	12.33% to 13.12%		1.24%
2011	230,686	$9.04 to $12.23	$2,066,547	0.90% to 1.60%	2.27% to 2.97%		1.67%
2010	203,483	$8.64 to $8.78	$1,764,275	0.90% to 1.50%	10.94% to 11.59%		1.43%

Strategic Growth Subaccount
2014	1,081,223	$15.88 to $16.20	$17,154,275	0.65% to 1.80%	11.38% to 12.65%		0.12%
2013	1,111,399	$14.26 to $14.38	$15,653,890	0.65% to 1.80%	29.67% to 31.15%		0.17%
2012	986,486	$10.84 to $10.99	$10,599,300	0.90% to 1.80%	17.50% to 18.56%		0.53%
2011	758,433	$9.23 to $9.36	$6,872,567	0.65% to 1.80%	-6.44%(a) to -3.49%		0.23%
2010	686,786	$9.56 to $11.89	$6,453,527	0.65% to 1.60%	9.78% to 18.90%	(b)	0.22%
Global Markets Navigator Subaccount
2014	12,941,890	$11.61 to $11.96	$152,018,061	0.65% to 1.80%	2.11% to 3.27%		0.04%
2013	8,883,962	$11.37 to $11.59	$101,766,919	0.65% to 1.80%	11.56% to 12.83%		0.08%
2012	2,442,955	$10.19 to $10.25	$24,969,700	0.90% to 1.80%	1.90%(a) to 2.51%	(b)	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount
2014	11,018,841	$12.08 to $13.93	$147,946,432	0.65% to 1.80%	2.67% to 3.85%		4.70%
2013	10,892,020	$11.77 to $13.41	$141,409,196	0.65% to 1.80%	11.84% to 13.12%		6.18%
2012	10,096,329	$10.52 to $11.86	$116,592,596	0.65% to 1.80%	10.56% to 11.83%		6.37%
2011	10,407,375	$9.52 to $10.60	$108,024,051	0.65% to 1.80%	-4.84%(a) to 1.63%		5.64%
2010	8,782,303	$10.43 to $11.12	$90,089,821	0.65% to 1.70%	11.20%(a) to 11.82%		6.48%
Franklin Flex Cap Growth VIP Subaccount
2014	1,631,592	$13.58 to $14.97	$23,756,365	0.65% to 1.80%	4.10% to 5.29%		0.00%
2013	17,021,334	$13.05 to $14.22	$238,112,912	0.65% to 1.80%	34.85% to 36.39%		0.00%
2012	19,906,479	$9.68 to $10.43	$205,379,297	0.65% to 1.80%	7.30% to 8.53%		0.00%
2011	27,059,482	$9.02 to $9.61	$258,643,935	0.65% to 1.80%	-9.82%(a) to -5.52%		0.00%
2010	25,132,895	$10.17 to $12.35	$252,213,987	0.65% to 1.70%	15.34% to 23.50%	(b)	0.00%
Templeton Foreign VIP Subaccount
2014	44,353,149	$10.06 to $10.21	$446,238,018	0.65% to 1.80%	-12.79% to -11.79%		1.78%
2013	38,925,169	$11.54 to $11.58	$446,025,148	0.65% to 1.80%	20.69% to 22.07%		2.35%
2012	39,772,065	$9.48 to $9.56	$375,468,493	0.65% to 1.80%	16.04% to 17.37%		2.93%
2011	39,922,591	$8.08 to $8.24	$322,872,197	0.65% to 1.80%	-17.60%(a) to -11.32%		1.75%
2010	30,848,031	$9.11 to $12.22	$277,615,984	0.65% to 1.70%	7.68% to 22.18%	(b)	0.58%
Franklin Founding Funds Allocation VIP Subaccount
2014	3,609,116	$12.62 to $13.17	$46,203,856	0.65% to 1.80%	0.93% to 2.09%		2.64%
2013	3,398,828	$12.50 to $12.90	$42,731,682	0.65% to 1.80%	21.49% to 22.88%		10.22%
2012	3,171,385	$10.29 to $10.50	$32,491,321	0.65% to 1.80%	13.12% to 14.42%		2.70%
2011	3,358,815	$9.09 to $9.18	$30,185,790	0.65% to 1.80%	-9.06%(a) to -2.31%		0.02%
2010	3,236,287	$9.39 to $11.50	$29,877,781	0.65% to 1.60%	9.53% to 14.97%	(b)	2.31%
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2014	29,714,268	$11.58 to $15.63	$444,751,010	0.65% to 1.80%	-6.94% to -5.88%		0.49%
2013	31,496,692	$12.44 to $16.61	$504,378,620	0.65% to 1.80%	22.92% to 24.32%		1.29%
2012	32,943,921	$10.12 to $13.36	$427,245,594	0.65% to 1.80%	17.06% to 18.40%		1.13%
2011	34,406,380	$8.65 to $11.28	$379,544,615	0.65% to 1.80%	-13.54%(a) to -7.80%		1.01%
2010	29,907,837	$11.62 to $12.24	$360,539,266	0.65% to 1.70%	7.98% to 16.22%	(b)	1.05%
VIP Global Natural Resources Subaccount
2014	6,439,295	$6.68 to $8.88	$55,154,702	0.65% to 1.80%	-14.58% to -13.60%		0.00%
2013	6,757,510	$7.82 to $10.28	$67,301,198	0.65% to 1.80%	5.89% to 7.11%		0.00%
2012	7,948,947	$7.38 to $9.60	$74,387,419	0.65% to 1.80%	0.07% to 1.22%		0.00%
2011	8,070,934	$7.37 to $9.48	$75,119,686	0.65% to 1.80%	-26.25%(a) to -21.95%		0.00%
2010	7,437,992	$12.15 to $13.90	$89,111,570	0.65% to 1.70%	16.31% to 38.99%	(b)	0.00%
VIP Science and Technology Subaccount
2014	4,209,324	$16.71 to $24.90	$100,544,506	0.65% to 1.80%	1.09% to 2.25%		0.00%
2013	3,606,222	$16.53 to $24.35	$84,876,634	0.65% to 1.80%	53.62% to 55.38%		0.00%
2012	2,595,490	$10.76 to $15.67	$39,581,211	0.65% to 1.80%	25.56% to 27.00%		0.00%
2011	2,305,831	$8.57 to $12.34	$27,831,895	0.65% to 1.80%	-14.29%(a) to -6.37%		0.00%
2010	2,046,624	$12.17 to $13.18	$26,588,595	0.65% to 1.70%	12.03% to 21.74%	(b)	0.00%
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount
2014	47,867,095	$11.15 to $11.61	$542,450,717	0.65% to 1.80%	1.24% to 2.39%		0.97%
2013	43,764,170	$11.01 to $11.34	$487,711,351	0.65% to 1.80%	6.02% to 7.23%		0.83%
2012	31,354,654	$10.39 to $10.57	$328,092,568	0.65% to 1.80%	6.46% to 7.69%		0.15%
2011	2,387,018	$9.76 to $9.82	$23,362,059	0.65% to 1.80%	-2.41%(a) to -1.83%	(b)	0.00%
TOPS® Managed Risk Moderate Growth ETF Subaccount
2014	76,243,737	$11.52 to $11.99	$892,532,662	0.65% to 1.80%	0.99% to 2.15%		1.05%
2013	65,358,277	$11.41 to $11.74	$754,175,513	0.65% to 1.80%	10.41% to 11.67%		0.87%
2012	47,508,996	$10.33 to $10.51	$494,355,596	0.65% to 1.80%	6.73% to 7.95%		0.16%
2011	3,976,791	$9.68 to $9.74	$38,595,941	0.65% to 1.80%	-3.20%(a) to -2.62%	(b)	0.00%
TOPS® Managed Risk Growth ETF Subaccount
2014	73,248,450	$11.51 to $11.98	$856,379,558	0.65% to 1.80%	-0.48% to 0.66%		0.89%
2013	64,899,624	$11.57 to $11.90	$759,033,571	0.65% to 1.80%	13.91% to 15.21%		0.94%
2012	53,061,595	$10.16 to $10.33	$542,391,845	0.65% to 1.80%	6.32% to 7.54%		0.10%
2011	2,109,043	$9.55 to $9.61	$20,200,160	0.65% to 1.80%	-4.48%(a) to -3.91%	(b)	0.00%

*

This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.
****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)

Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account A (comprised of the sub-accounts listed in Note 1) (collectively, “the Accounts”) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-period then ended in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 8, 2015

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements and Schedules

December 31, 2014 and 2013

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2014 and 2013, and the related consolidated statements of income, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

April 23, 2015

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2014 and 2013

(Dollars in thousands, except share amounts)

Assets	2014	2013
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities	$6,741,031	6,185,921
Fixed maturity securities on loan	228,220	181,298
Equity securities	88,044	64,697
Equity securities on loan	158	2,746
Trading securities, at fair value:
Fixed maturity securities	5,044	9,367
Equity securities	1	—
Fixed maturity held-to-maturity securities, at amortized cost	1,229,718	1,123,720
Mortgage loans on real estate, net	1,172,156	1,233,958
Real estate, net	23,982	24,212
Policy loans	444,202	389,425
Other long-term investments	30,192	12,820
Short-term investments securities lending collateral	236,885	197,502
Short-term investments	45,717	38,394

Total investments	10,245,350	9,464,060
Cash	254,789	234,921
Accrued investment income	85,219	83,383
Deferred policy acquisition costs	1,364,348	1,278,013
Reinsurance recoverable	1,707,741	1,368,617
Other assets	250,886	203,405
Goodwill and intangible assets	755	755
Federal income tax recoverable	28,613	—
Assets held in separate accounts	20,706,607	18,962,216

Total assets	$34,644,308	31,595,370

Liabilities and Equity
Future policy benefits and claims	$10,285,167	9,518,207
Policyholders’ dividend accumulations	41,300	43,014
Other policyholder funds	108,726	65,874
Notes payable (net of unamortized discount of $1,107 in 2014 and $1,183 in 2013)	309,393	309,317
Federal income taxes:
Current	—	995
Deferred	417,648	307,723
Other liabilities	355,164	281,667
Payables for securities lending collateral	236,885	197,502
Liabilities related to separate accounts	20,706,607	18,962,216

Total liabilities	32,460,890	29,686,515

Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	288,076	288,076
Accumulated other comprehensive income	182,575	84,897
Retained earnings	1,702,767	1,525,882

Total stockholder’s equity	2,183,418	1,908,855

Total liabilities and equity	$34,644,308	31,595,370

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Revenues:
Traditional life insurance premiums	$433,551	379,289	334,692
Annuity premiums and charges	289,973	253,692	207,854
Universal life policy charges	109,982	139,253	134,494
Accident and health insurance premiums	15,794	16,043	16,690
Investment management fees	12,289	9,852	8,313
Change in value of trading securities	754	(453)	(27)
Net investment income	452,119	446,506	450,127
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(7,370)	(4,653)	(3,941)
Portion of impairment losses recognized in other comprehensive income (loss)	(2,913)	(1,912)	(4,792)

Net other-than-temporary impairment losses on securities recognized in earnings	(10,283)	(6,565)	(8,733)
Realized gains, excluding other-than-temporary impairment losses on securities	16,641	2,642	8,375

Total investment gains (losses)	6,358	(3,923)	(358)
Derivative instruments	(6,980)	(31,425)	(29,224)
Other income	104,894	96,081	80,013

	1,418,734	1,304,915	1,202,574

Benefits and expenses:
Benefits and claims	614,488	938,123	589,891
Provision for policyholders’ dividends on participating policies	56,313	55,334	50,354
Amortization of deferred policy acquisition costs	97,184	18,889	129,815
Other operating costs and expenses	329,599	286,614	247,685

	1,097,584	1,298,960	1,017,745

Income before income taxes	321,150	5,955	184,829

Income taxes:
Current expense	31,734	13,774	9,862
Deferred expense (benefit)	52,531	(36,749)	27,985

	84,265	(22,975)	37,847

Net income	$236,885	28,930	146,982

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Before tax		Tax (expense) benefit	After tax
2014
Net income	$			236,885
Other comprehensive income, net of taxes:
Unrecognized net periodic benefit cost		(12,057)	4,220	(7,837)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		235,603	(82,660)	152,943
Deferred acquisition costs		(51,593)	18,058	(33,535)
Future policy benefits and claims		(12,727)	4,454	(8,273)
Less:
Net gains on securities available-for-sale realized during the period		9,512	(3,329)	6,183
Amortization of pension and other post-retirement benefits		(866)	303	(563)

Total other comprehensive income		150,580	(52,902)	97,678

Total comprehensive income				$334,563

2013
Net income	$			28,930
Other comprehensive loss, net of taxes:
Foreign currency translation adjustment		(2,431)	—	(2,431)
Unrecognized net periodic benefit cost		10,325	(3,613)	6,712
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(334,484)	117,068	(217,416)
Deferred acquisition costs		86,944	(30,430)	56,514
Future policy benefits and claims		8,809	(3,083)	5,726
Less:
Net gains on securities available-for-sale realized during the period		18,749	(6,562)	12,187
Amortization of pension and other post-retirement benefits		(1,516)	531	(985)

Total other comprehensive loss		(248,070)	85,973	(162,097)

Total comprehensive loss				$(133,167)

2012
Net income	$			146,982
Other comprehensive income, net of taxes:
Foreign currency translation adjustment		(7)	—	(7)
Unrecognized net periodic benefit cost		(1,740)	609	(1,131)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		230,258	(80,591)	149,667
Deferred acquisition costs		(77,350)	27,072	(50,278)
Future policy benefits and claims		(9,180)	3,213	(5,967)
Less:
Net gains on securities available-for-sale realized during the period		8,551	(2,993)	5,558

Total other comprehensive income		133,430	(46,704)	86,726

Total comprehensive income				$233,708

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total stockholder’s equity
Balance, December 31, 2011	$10,000	188,076	160,268	1,514,970	1,873,314
Dividends to stockholder	—	—	—	(125,000)	(125,000)
Comprehensive income:
Net income	—	—	—	146,982	146,982
Other comprehensive income	—	—	86,726	—	86,726

Total comprehensive income					233,708

Balance, December 31, 2012	10,000	188,076	246,994	1,536,952	1,982,022
Capital contribution from parent	—	100,000	—	—	100,000
Dividends to stockholder	—	—	—	(40,000)	(40,000)
Comprehensive loss:
Net income	—	—	—	28,930	28,930
Other comprehensive loss	—	—	(162,097)	—	(162,097)

Total comprehensive loss					(133,167)

Balance, December 31, 2013	10,000	288,076	84,897	1,525,882	1,908,855
Dividends to stockholder	—	—	—	(60,000)	(60,000)
Comprehensive income:
Net income	—	—	—	236,885	236,885
Other comprehensive income	—	—	97,678	—	97,678

Total comprehensive income					334,563

Balance, December 31, 2014	$10,000	288,076	182,575	1,702,767	2,183,418

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Cash flows from operating activities:
Net income	$236,885	28,930	146,982
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities	4,126	3,891	1,272
Proceeds from sale of equity trading securities	20,971	—	—
Cost of equity trading securities acquired	(20,000)	—	—
Interest credited to policyholder account values	221,301	219,926	223,425
Universal life and investment-type product policy fees	(328,391)	(288,532)	(245,957)
Capitalization of deferred policy acquisition costs	(243,048)	(241,727)	(250,388)
Amortization of deferred policy acquisition costs	97,184	18,889	129,815
Amortization and depreciation	6,524	2,528	2,214
Net realized losses on investments and derivative instruments	622	35,348	29,582
Change in value of trading securities	(754)	453	27
Deferred federal income tax expense (benefit)	52,531	(36,749)	27,985
(Increase) decrease in accrued investment income	(1,836)	(2,640)	43
(Increase) decrease in other assets	(430,180)	454,255	(128,573)
Increase in policyholder liabilities	562,121	199,774	204,247
Increase in policyholders’ dividend accumulations and other funds	32,851	3,831	1,751
(Decrease) increase in federal income tax recoverable	(29,608)	18,136	(7,552)
Increase (decrease) in other liabilities	64,632	(66,800)	87,674
Other, net	264	6,812	5,343

Net cash provided by operating activities	246,195	356,325	227,890

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	133,520	151,397	170,546
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	606,530	567,920	594,552
Proceeds from sale of available-for-sale equity securities	8,932	1,806	196
Proceeds from maturity of fixed maturity held-to-maturity securities	85,865	113,145	81,218
Proceeds from repayment of mortgage loans on real estate	196,982	207,241	155,415
Proceeds from sale of real estate	3,320	—	—
Cost of fixed maturity available-for-sale securities acquired	(1,100,216)	(1,113,403)	(1,104,036)
Cost of available-for-sale equity securities acquired	(24,305)	(14,253)	(21,952)
Cost of fixed maturity held-to-maturity securities acquired	(199,320)	(133,410)	(223,908)
Cost of mortgage loans on real estate acquired	(135,732)	(191,792)	(126,543)
Cost of real estate acquired	(3,556)	(20,834)	—
Derivative payments, net	(6,778)	(24,932)	(33,746)
Change in payables for securities lending collateral, net	39,383	(16,133)	(58,977)
Net increase in short-term investments	(7,323)	(1,213)	31,964
Change in policy loans, net	(54,777)	(32,637)	(23,043)
Change in other long-term invested assets, net	(28,832)	(468)	(362)

Net cash used in investing activities	(486,307)	(507,566)	(558,676)

Cash flows from financing activities:
Universal life and investment product account deposits	3,069,999	2,921,002	3,541,661
Universal life and investment product account withdrawals	(2,710,636)	(2,792,177)	(3,325,472)
(Repayment) issuance of notes payable	—	(1,065)	250,000
Dividends paid to parent	(60,000)	(105,000)	(100,000)
Repayment of surplus note to parent	—	—	(50,000)

Net cash provided by financing activities	299,363	22,760	316,189

Net increase (decrease) in cash and cash equivalents	59,251	(128,481)	(14,597)
Cash and cash equivalents, beginning of year	432,423	560,904	575,501

Cash and cash equivalents, end of year	$491,674	432,423	560,904

Supplemental disclosures:
Federal income tax paid (received)	$55,847	(3,845)	15,608
Interest paid on notes payable	22,011	38,574	32,605

The Company received a capital contribution from its parent ONFS during 2013 of $100,000, consisting of bonds of $97,581 and other assets of $2,419.

MONT repaid $248,835 of the surplus note to ONFS with securities of $243,421, other assets of $2,454 and a payable of $3,060.

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(1)	Organization and Business Description

Organization

The Ohio National Life Insurance Company is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Ohio National Life Insurance Company and its subsidiaries are collectively referred to as (“ONLIC”) or the (“Company”).

In 1998, ONLIC became a stock company under provisions of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual holding companies.

ONLIC owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary, National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary, Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company, Kenwood Re, Inc. (“KENW”), a special purpose financial captive life insurance company, Ohio National Equities, Inc. (“ONEQ”), a broker dealer registered under the Securities and Exchange Commission Act of 1934, and The O.N. Equity Sales Company (“ONESCO”), a broker dealer registered under the Securities and Exchange Commission Act of 1934.

Business

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

MONT engages in the business of reinsuring term life insurance and certain death benefit guarantee universal life policies with affiliated companies. KENW engages in the business of reinsuring term life insurance with affiliated companies.

ONEQ earns revenue by retaining a sales load from the sale of variable life insurance contracts on behalf of ONLAC and variable annuity contracts and fixed annuity contracts on behalf of ONLIC, to unrelated third party broker dealers under distribution agreements with ONLAC and ONLIC. ONESCO earns commissions and fees from sales of variable life contracts under a distribution agreement with ONLAC and annuity contracts under a distribution agreement with ONLIC.

The Company sells variable annuities through unrelated broker dealers and banks, as well as through independent agents appointed with the Company.

8	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(2)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All intercompany transactions and balances have been eliminated in consolidation.

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, allowance for loan losses for mortgage loans on real estate, valuation of and impairment losses on investments, valuation of embedded derivatives, and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the consolidated balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s consolidated balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Note 6 to the consolidated financial statements includes further disclosures of estimated fair values.

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in allowances are reported within net investment gains (losses).

9	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, are recorded as a separate component of accumulated other comprehensive income in equity.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities.

Equity securities classified as trading are reported at their estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities.

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio are offset by increases in the deferred policyholder obligation for that group of policies. See Note 17 for further information on the Closed Block.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. Additional analysis is performed for any fixed maturity securities where estimated fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more. See Note 7 for management’s description and analysis of the portfolio.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at the unpaid principal balance less an allowance for loan losses. The allowance is comprised of a specific and general component. The specific component relates to loans that have been identified as impaired and is generally measured as the difference between the impaired principal balance less the fair value of the collateral, if collateral dependent. The Company provides allowances for impairments of these mortgage loans based on a review by portfolio managers. For the

10	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

general component, management’s periodic evaluation of the adequacy of the allowance is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, and other relevant factors.

Commercial mortgages can be restructured in a troubled debt restructuring (“TDR”). The Company assesses loan modifications on a case by case basis to evaluate whether a TDR has occurred and will then establish a specific valuation allowance for the excess carrying value of the loan over the estimated fair value of the collateral.

Changes in the allowance are recorded in net realized gains (losses). Loans in foreclosure and loans considered to be impaired as of the consolidated balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

Real Estate

Real estate, net, which is comprised of buildings and improvements and land, held for company use is carried at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the assets. The estimated useful life for company occupied real estate is 30 to 32 years and the estimated useful life for building improvements is 5 to 10 years.

In November 2014, the Company purchased land and a building, both held for company use, for $1,330 and $2,226, respectively.

The cost basis of the real estate and building improvements was $19,466 and $20,587 at December 31, 2014 and 2013, respectively. Accumulated depreciation was $439 and $0 at December 31, 2014 and 2013, respectively. Related depreciation expense was $486, $72, and $72 for the years ended December 31, 2014, 2013, and 2012, respectively, and is included in net investment income in the consolidated statements of income. The cost basis of land was $4,955 and $3,625 at December 31, 2014 and 2013, respectively.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

Policy Loans

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate and is included in net investment income on the consolidated statements of income. Generally, accrued interest is capitalized on the policy’s anniversary date.

11	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Other Long Term Investments

Venture capital partnerships are carried on the equity basis.

New Market Tax Credits (which are LLC’s) are accounted for using the effective yield method. Under the effective yield method, the Company recognizes tax credits as they are allocated and amortizes the initial cost of the investment to provide a constant effective yield over the period that the tax credits are allocated to the Company. Under the effective yield method, any tax credits allocated, net of amortization of the investment in the limited partnership, is recognized in the consolidated statements of income as a component of income taxes attributable to continuing operations.

Securities Lending Program

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The Company monitors the estimated fair value of the loaned securities on a daily basis and additional collateral is obtained as necessary. The asset, short-term investments securities lending collateral, and corresponding liability, payables for securities lending collateral, are recorded on the consolidated balance sheets. Income and expenses associated with securities lending transactions are reported within net investment income.

Short-term Investments

Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value.

(d)	Derivatives

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging. The Company purchases long dated Standard and Poor’s 500 put options, equity futures and currency futures for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. The futures derivative instruments are carried at estimated fair value in other long-term investments or other liabilities, and the put option derivative instruments are carried at estimated fair value in other long-term investments, with changes in estimated fair value recorded in net realized gains (losses) derivative instruments in the consolidated statements of income.

The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

12	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

•	The combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

•	The terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

•	A separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

Such embedded derivatives are carried at estimated fair value with the host contract and are reported in future policy benefits in the consolidated balance sheets. The change in the estimated fair value is reported in benefits and claims in the consolidated statements of income.

(e)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue is estimated using the same assumptions as were used for computing liabilities for future policy benefits.

13	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross revenues (projected investment income, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses) or estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for participating life products, investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for gross separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception, and

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

14	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(f)	Goodwill and Intangible Assets

In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination. Goodwill and intangible assets are assets acquired by the Company as a result of the prior acquisition of the NSLAC entity.

Goodwill and intangible assets are not amortized, but are evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain.

(g)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the consolidated statements of income. Separate account seed money is recorded as a trading security.

(h)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies.

Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products

Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition

15	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

Accident and Health Insurance Products

Accident and health insurance premiums including group life and health are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(i)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued.

Liabilities for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

16	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issues nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of benefits offered with the individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”) and;

•	guaranteed lifetime withdrawal benefit (“GLWB”).

Guarantees accounted for as insurance liabilities in future policy benefits and claims include GMDBs, certain GMABs, GMIBs and certain GLWBs that require annuitization, and the life-contingent portion GMWB. The Company refers to the total of these five types as the G reserves.

Guarantees accounted for as embedded derivatives include the non-life contingent portion of GMWBs, certain GMABs, certain GLWBs and the portion of GMIBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

(j)	Participating Business/Policyholder Dividends

Participating business, which refers to policies that participate in profits through policyholder dividends, represents 9.5%, 8.8% and 8.3% of the Company’s ordinary life insurance in force as of December 31, 2014, 2013 and 2012, respectively. The liability for policyholder dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholder funds in the accompanying consolidated balance sheets. Policyholder dividends incurred are recorded in the provision for policyholders’ dividends on participating policies in the accompanying consolidated statements of income.

17	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Policyholder dividends are approved annually by the insurance subsidiaries’ board of directors based upon the amount of distributable surplus. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity, and expense experience for the year, as well as management’s judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

(k)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company would account for such agreements using deposit accounting. There were no such agreements as of December 31, 2014 or 2013.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $1,707,741 and $1,368,617 as of December 31, 2014 and 2013, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the consolidated statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

The Company enters into reinsurance agreements with various insurance subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

(l)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. Treasury regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. A subsidiary life insurance company may obtain approval sooner, if the provisions of the Treasury regulations are met. KENW and NSLAC joined the consolidated return in 2013.

18	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company utilizes a consolidated approach to the allocation of current taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

The provision for federal income taxes represents management’s best estimate of the deductibility of certain items and the realization of certain tax credits.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and prudent and feasible tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

(m)	Litigation Contingencies

The Company is a party in various legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized when incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s consolidated financial statements.

(n)	Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

19	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(o)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(p)	Other Income

The Company earns sales load fees on the sale of variable and fixed annuity contracts and ONLAC variable universal life contracts by unrelated third party brokers both directly and through its subsidiaries. The sales loads on the contracts are recognized as revenue when earned. Additionally, the Company and its subsidiaries sell registered investment products and variable contracts sponsored by unaffiliated parties.

(q)	Equipment and Computer Software and Hardware

Equipment, which is included in other assets, is stated at cost, less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated life is generally 2 to 10 years for equipment. The cost basis of the equipment was $30,159 and $21,457 at December 31, 2014 and 2013, respectively. Accumulated depreciation of equipment was $15,756 and $13,574 at December 31, 2014 and 2013, respectively. Related depreciation expense was $2,829, $2,248 and $2,527 for the years ended December 31, 2014, 2013 and 2012, respectively.

Computer software and hardware, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a 5 to 10 year period using the straight-line method. The cost basis of computer software was $21,400 and $19,666 at December 31, 2014 and 2013, respectively. Accumulated amortization of computer software and hardware was $16,828 and $15,504 at December 31, 2014 and 2013, respectively. Related amortization expense was $1,522, $1,155 and $857 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company reviews the estimated useful lives of these long lived assets and assesses for impairment when certain events or changes in operations occur.

The Company has $3,405 and $832 of capital projects in process recorded in other assets at December 31, 2014 and 2013, respectively.

(r)	Employee Benefit Plans

The Company sponsors and/or administers various plans that provide defined benefit pension and other postretirement benefits covering eligible employees and sales representatives. Measurement dates used for all of the defined benefit pension and other postretirement benefit plans correspond with the year end of the Company. The Company recognizes the funded status of the projected benefit obligation (“PBO”) for pension benefits and the accumulated benefit obligation (“ABO”) for other postretirement benefits for each

20	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

of its plans. The Company recognizes an expense for differences between actual experience and estimates over the average future service period of participants. The actuarial gains (losses), prior service costs (credit) and the remaining net transition asset or obligation not yet included in net periodic benefit costs are charged to accumulated other comprehensive income (“AOCI”), net of income tax.

The obligations and expenses associated with these plans require the use of assumptions such as discount rate, expected long-term return on plan assets, rate of compensation increases, healthcare cost trend rates, as well as participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and mortality tables, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have an effect on the Company’s consolidated financial statements.

The Company sponsors a defined contribution plan for substantially all employees. The Company also sponsors a qualified contributory defined contribution profit-sharing plan for substantially all employees. Discretionary Company contributions are based on the net earnings of the Company. Accordingly, the Company recognizes compensation cost for current contributions.

(s)	Adoption of New Accounting Pronouncements

In February 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-02, Consolidation (Topic 810) Amendments to the Consolidation Analysis, effective for annual periods beginning after December 15, 2015. Early adoption is permitted. This guidance modifies and improves a legal entity’s evaluation process of determining whether limited partnerships, limited liability corporations, or securitization structures should be consolidated. Management does not expect that this guidance will have any impact on the consolidated financial statements.

In May 2014, the FASB issued new guidance ASU 2014-09, Revenue from Contracts with Customers (Topic 606), effective for annual periods beginning after December 15, 2017. Early adoption is permitted for non-public entities with certain restrictions. This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. Topic 606 specifically excludes insurance contracts from its scope; however, management is in the process of evaluating whether the Company has any contractual arrangements which would fall into the scope of Topic 606. Management does not expect a material impact to the consolidated financial statements as a result of this new standard.

In January 2014, the FASB issued new guidance ASU 2014-01, Investments-Equity Method and Joint Ventures, effective prospectively for calendar years beginning after December 15, 2014. Early adoption is permitted. Under this guidance, an entity is permitted to make an accounting policy election to account for their investment in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received, and recognizes the net

21	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

investment performance in the consolidated statements of income as a component of income tax expense (benefit). The Company plans to adopt this guidance on January 1, 2015 and expects that there will be no material impact to the consolidated financial statements at December 31, 2015.

On January 1, 2014, the Company adopted FASB ASU 2013-11, Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. Under this guidance, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

On January 1, 2013, the Company adopted FASB ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This guidance improves the transparency of reporting these reclassifications but did not change the requirements for reporting net income or other comprehensive income in financial statements. The adoption of this guidance did not have any impact on the Company’s consolidated financial statements as it pertains only to additional disclosures.

On January 1, 2013, the Company adopted FASB ASU 2012-02, Testing Indefinite-Lived Assets for Impairment. This guidance amends how indefinite-lived intangible assets are tested for impairment. The amendment provides an option to perform a qualitative assessment to determine whether it is necessary to perform the annual fair value calculation impairment test. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.

(t)	Subsequent Events

The Company has evaluated subsequent events through April 23, 2015, the date that the consolidated financial statements were available to be issued.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

22	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Changes in the tax treatment for corporate owned life insurance (“COLI”) and bank owned life insurance (“BOLI”) could impact the Company’s ability to sell those products in the future or existing policies may be surrendered or allowed to lapse.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity sales accounted for approximately 16% and 15% of total individual annuity reserves as of December 31, 2014 and 2013, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company reduces this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation.

23	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Credit Risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivative counterparties, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectibility of the loans and the credit quality of reinsurers and derivative counterparties.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC.

The Company attempts to minimize the adverse impact of equity market risk by monitoring the diversification of the Company’s investment portfolio. The Company uses equity put options and equity swaps to minimize exposure to the market risk associated with guarantees on certain underlying policyholder liabilities.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the issued policies may be surrendered or allowed to lapse in a short period of time creating a liquidity strain. The Company has applied risk mitigation through diversifying BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, the Company manages the BOLI growth to not exceed a specified percentage of general account assets to minimize the risk of liquidity strain.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

24	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Pensions and other post- retirement benefits	Foreign currency translation adjustment	Adjustment to:
			Future policy benefits and claims	Deferred acquisition costs
					Unrealized gains (losses)	Total

December 31, 2012	$(19,388)	2,431	(6,561)	(108,440)	378,952	246,994
Other comprehensive (loss)income before reclassifications	6,712	(2,431)	5,726	56,514	(217,416)	(150,895)
Amounts reclassified from accumulated other comprehensive income	985	—	—	—	(12,187)	(11,202)

Change	7,697	(2,431)	5,726	56,514	(229,603)	(162,097)

December 31, 2013	$(11,691)	—	(835)	(51,926)	149,349	84,897
Other comprehensive (loss)income before reclassifications	(7,837)	—	(8,273)	(33,535)	152,943	103,298
Amounts reclassified from accumulated other comprehensive income	563	—	—	—	(6,183)	(5,620)

Change	(7,274)	—	(8,273)	(33,535)	146,760	97,678

December 31, 2014	$(18,965)	—	(9,108)	(85,461)	296,109	182,575

25	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components	2014	2013	Consolidated statement of income location
Amortization of pensions and other post-retirement benefits:
Prior service costs	$332	403	Other operating costs and expenses
Actuarial losses	(1,198)	(1,919)	Other operating costs and expenses

	(866)	(1,516)	Loss before income taxes
	303	531	Income tax current benefit

	(563)	(985)	Net loss

Unrealized gains/(losses) on securities available-for-sale:
	9,512	18,749	Realized gains, excluding other-than-temporary impairment losses on securities

	(3,329)	(6,562)	Income tax current expense

	6,183	12,187	Net gain

Total reclassification for the year	$5,620	11,202	Total net gain

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

26	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the consolidated balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

The levels of fair value hierarchy are as follows:

•

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, actively traded equity securities, cash and cash equivalents, separate account assets, and exchange traded derivatives.

•

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, foreign government debt, certain corporate debt, asset backed, mortgage backed, private placement, equity, derivative, and cash equivalent securities.

•

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain corporate debt, asset-backed or mortgage-backed, and derivative securities, including embedded derivatives associated with living benefit contracts.

27	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$16,446	79,668	—	96,114
Obligations of states and political subdivisions	—	741,856	—	741,856
Debt securities issued by foreign governments	—	—	—	—
Corporate	—	4,314,521	41,164	4,355,685
Asset-backed	—	620,718	101,555	722,273
Mortgage-backed	—	1,050,281	3,042	1,053,323
Equity securities	959	87,243	—	88,202
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	306	—	306
Corporate	—	4,421	—	4,421
Asset-backed	—	283	—	283
Mortgage-backed	—	34	—	34
Equity securities	1	—	—	1
Other long-term investments:
Derivative assets:
Currency futures	2,586	—	—	2,586
Equity put options	—	19,315	—	19,315
Swap	—	668	—	668
Short-term investments securities lending collateral	—	236,885	—	236,885
Short-term investments	45,717	—	—	45,717
Cash	233,289	21,500	—	254,789
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	524,146	524,146
GLWB reinsurance contracts	—	—	53,852	53,852
GMAB reinsurance contracts[2]	—	—	6,213	6,213
Other assets:
GMAB/GMWB embedded derivatives[1]			8,734	8,734
Assets held in separate accounts	20,706,607	—	—	20,706,607

Total assets	$21,005,605	7,177,699	738,706	28,922,010

Liabilities
GMAB/GMWB embedded derivatives[2]	$—	—	9,185	9,185
GLWB embedded derivatives	—	—	53,852	53,852
GMAB/GMWB reinsurance contracts[1]	—	—	8,734	8,734
Derivative liabilities:
Equity futures	22,059	—	—	22,059

Total liabilities	$22,059	—	71,771	93,830

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

28	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$16,019	75,709	—	91,728
Obligations of states and political subdivisions	—	657,047	—	657,047
Debt securities issued by foreign governments	—	1,018	—	1,018
Corporate	—	3,992,841	22,097	4,014,938
Asset-backed	—	488,305	83,292	571,597
Mortgage-backed	—	1,030,805	86	1,030,891
Equity securities	712	66,731	—	67,443
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	313	—	313
Corporate	—	8,230	—	8,230
Asset-backed	—	760	—	760
Mortgage-backed	—	64	—	64
Other long-term investments:
Derivative assets:
Currency futures	310	—	—	310
Equity put options	—	2,822	—	2,822
Short-term investments securities lending collateral	—	197,502	—	197,502
Short-term investments	38,394	—	—	38,394
Cash	213,421	21,500	—	234,921
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	291,694	291,694
GLWB reinsurance contracts	—	—	12,064	12,064
GMAB reinsurance contracts	—	—	20,198	20,198
Assets held in separate accounts	18,962,216	—	—	18,962,216

Total assets	$19,231,072	6,543,647	429,431	26,204,150

Liabilities
GMAB/GMWB embedded derivatives	$—	—	22,520	22,520
GLWB embedded derivatives	—	—	12,064	12,064
Derivative liabilities:
Equity futures	13,389	—	—	13,389
Currency futures	615	—	—	615

Total liabilities	$14,004	—	34,584	48,588

29	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity and equity securities – The estimated fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

30	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

For certain asset-backed and mortgage-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2014, 73.6% of the estimated fair values of fixed maturity securities were obtained from independent pricing services, 17.0% from the Company’s internal pricing matrices and 9.4% from other sources.

Derivative instruments - The Company enters into long term investments comprised of equity futures, currency futures and equity put options to economically hedge liabilities embedded in certain variable annuity products. The equity and currency futures are exchange traded derivatives and the estimated fair value is based on an active market quotation. The Company has classified the estimated fair values of the exchange traded derivatives as Level 1 assets. The equity put options are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. These derivative assets are classified as Level 2 assets.

Short-term investments - Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities. A portion of short-term investments are bank deposits that are classified as Level 1 assets since these investments are very liquid and not subject to valuation fluctuations.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets.

Reverse Repurchase Agreements - The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the consolidated financial statements as cash. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

31	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2014 and 2013, the Company had reverse repurchase agreements outstanding with a total carrying value of $107,100 and $37,000, respectively. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 1 assets. Non-cash collateral on deposit with the third-party custodian on our behalf was $109,200 and $37,700 at December 31, 2014 and 2013, respectively, which has not been recorded on our consolidated balance sheets.

Assets held in separate accounts—Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the consolidated balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMIB/GLWB/GMAB reinsurance contracts and GMAB/GMWB/GLWB embedded derivatives – Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

32	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative. Beginning in 2012, some GMAB riders are 100% coinsured with a related party and the GMAB reinsurance derivative on that block was calculated in the same manner as the direct GMAB embedded derivative for that block.

The assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

33	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

				Other assets
	Investments				Reinsurance recoverable
				GMAB/
				GMWB
		Asset -	Mortgage -	embedded	GMIB	GMAB	GLWB	Total
	Corporate	backed	backed	derivatives[3]	reinsurance	reinsurance[4]	reinsurance	assets
Assets
December 31, 2012	$32,088	124,027	2,679	4,340	584,643	349	37,889	786,015
Net investment gains (losses):
In earnings (realized and unrealized)[1]	(769)	(368)	42	15,378	(292,949)	131	(25,825)	(304,360)
Unrealized in OCI[2]	157	1,223	(10)	—	—	—	—	1,370
Purchases	4,245	3,374	—	—	—	—	—	7,619
Settlements	(8,100)	(22,163)	(42)	—	—	—	—	(30,305)
Transfers into Level 3	7,599	—	—	—	—	—	—	7,599
Transfers out of Level 3	(13,123)	(22,801)	(2,583)	—	—	—	—	(38,507)

December 31, 2013	22,097	83,292	86	19,718	291,694	480	12,064	429,431
Net investment gains (losses):
In earnings (realized and unrealized)[1]	780	298	—	(10,984)	232,452	5,733	41,788	270,067
Unrealized in OCI[2]	636	5,895	(86)	—	—	—	—	6,445
Purchases	27,219	23,977	3,042	—	—	—	—	54,238
Settlements	(7,460)	(11,907)	—	—	—	—	—	(19,367)
Transfers into Level 3	8,795	—	—	—	—	—	—	8,795
Transfers out of Level 3	(10,903)	—	—	—	—	—	—	(10,903)

December 31, 2014	$41,164	101,555	3,042	8,734	524,146	6,213	53,852	738,706

Change in unrealized gains (losses):
Still held at December 31:
2013	$(276)	(373)	42	15,378	(292,949)	131	(25,825)	(303,872)

2014	$99	287	—	(10,984)	232,452	5,733	41,788	269,375

34	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.
[3]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[4]	All GMAB riders excluding indicator H.

	Future policy benefits and claims
	GMAB/ GMWB reinsurance contracts[2]	GMAB/ GMWB embedded derivatives[3]	GLWB embedded derivatives	Total liabilities
Liabilities
December 31, 2012	$(4,340)	(9,743)	(37,889)	(51,972)
Net investment gains (losses):
In earnings (realized and unrealized)[1]	(15,378)	6,941	25,825	17,388

December 31, 2013	(19,718)	(2,802)	(12,064)	(34,584)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	10,984	(6,383)	(41,788)	(37,187)

December 31, 2014	$(8,734)	(9,185)	(53,852)	(71,771)

Change in unrealized gains (losses):
Still held at December 31:
2013	$(15,378)	6,941	25,825	17,388

2014	$10,984	(6,383)	(41,788)	(37,187)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[3]	All GMAB riders excluding indicator H.

35	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably available by the Company.

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2014
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$68,556	Market pricing	Market prices	12-108	98	Increase
		Discounted cash	Default rates	0%	0%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	100%	100%	Decrease
			Discount rate	17.27%	17.27%	Decrease

Reinsurance recoverable:
GMIB reinsurance contracts	524,146	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 23.5%	*	Decrease
			dur 11+	9.2% - 14.9%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.44% - 0.67%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

GMAB embedded derivative[1]	8,734	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease

GMAB reinsurance contract[2]	6,213		Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

GLWB reinsurance contract	53,852	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

36	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2014
Liabilities:
GMAB reinsurance contract[1]	$8,734	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
GMAB embedded derivatives[2]	9,185		Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

GLWB embedded derivatives	53,852	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% -18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

37	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2013
Assets:
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$70,822	Market pricing	Yields/spreads	12-109	96	Increase
		Discounted cash	Default rates	0%	0%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	100%	100%	Decrease
			Discount rate	11.629%	11.629%	Decrease
Reinsurance recoverable:

GMIB reinsurance contracts	291,694	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 23.0%	*	Decrease
			dur 11+	9.7% - 15.5%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.47% - 0.83%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase
GMAB reinsurance contract	20,198	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase
GLWB reinsurance contract	12,064	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

38	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2013
Liabilities:
GMAB/GMWB embedded derivatives	$22,520	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

GLWB embedded derivatives	12,064	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

39	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 1	Level 3	Level 1	Level 2
2014
Assets:
Securities available-for-sale:
Fixed maturity securities:
Corporate	$—	8,795	—	10,903

2013
Assets:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities	$16,019	—	—	—
Corporate	—	7,599	—	13,123
Asset-backed	—	—	—	22,801
Mortgage-backed	—	—	—	2,583

During the years ended December 31, 2014 and 2013, the Company transferred investments totaling $8,795 and $7,599, respectively, into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. During the years ended December 31, 2014 and 2013, the Company transferred investments totaling $10,903 and $38,507, respectively, out of Level 3 into Level 2 as a result of the availability of observable pricing inputs for these securities. During the years ended December 31, 2014 and 2013, the Company transferred $0 and $16,019, respectively, of U.S. Treasury securities from Level 2 to Level 1. There were no transfers out of Level 1 in 2014 or 2013.

Fair Value Measurement on a Nonrecurring Basis

In 2014 and 2013, the Company impaired four and three fixed maturity held-to-maturity securities and three and two mortgage loans on real estate and measured the securities and loans at estimated fair value. The Company uses the same valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as non-binding broker quotes, internal liquidation analysis and the use of models. For mortgage loans, the valuation techniques were primarily based on the estimated fair value of the underlying collateral. These values were determined using third-party appraisals.

40	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	Level 1	Level 2	Level 3	Total	Total realized losses
2014
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	6,119	6,119	5,627
Mortgage loans on real estate, net	—	—	1,120	1,120	318

Total assets	$—	—	7,239	7,239	5,945

2013
Assets:
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	1,940	1,940	893
Mortgage loans on real estate, net	—	—	3,195	3,195	2,037

Total assets	$—	—	5,135	5,135	2,930

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

41	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Carrying	Estimated	Fair value hierarchy
	value	fair value	Level 1	Level 2	Level 3
2014
Assets:
Fixed maturity held-to-maturity securities	$1,229,718	1,322,588	—	1,316,458	6,130
Mortgage loans on real estate	1,172,156	1,227,594	—	—	1,227,594
Policy loans	444,202	504,137	—	—	504,138
Liabilities:
Investment contracts	2,975,946	3,254,618	—	3,254,618	—
Policyholders’ dividend accumulations and other policyholder funds	150,026	150,026	150,026	—	—
Notes payable	309,393	392,404	—	392,404	—
2013
Assets:
Fixed maturity held-to-maturity securities	$1,123,720	1,185,490	—	1,165,709	19,781
Mortgage loans on real estate	1,233,958	1,239,729	—	—	1,239,729
Policy loans	389,425	458,149	—	—	458,149
Liabilities:
Investment contracts	3,141,038	3,297,204	—	3,297,204	—
Policyholders’ dividend accumulations and other policyholder funds	108,888	108,888	108,888	—	—
Notes payable	309,317	324,337	—	324,337	—

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally estimated from an internal pricing matrix using credit spreads over Treasury yields. The Company classified these estimated fair values as Level 2 assets and Level 3 assets using the same valuation methodologies for fixed maturity securities that are recorded at estimated fair value on a recurring basis.

42	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company’s mortgage loans are valued using internally obtained credit ratings and are classified as Level 3.

Policy loans – The fair value of policy loans is estimated using discounted cash flow calculations. The expected life of the loan is based on internal assumptions; therefore, the Company has classified these as Level 3 assets.

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The inputs are market observable; therefore, the Company has classified these as Level 2 assets.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their estimated fair value. The amounts can be converted to cash by the policyholder; therefore, the Company has classified these amounts as Level 1.

Notes payable – The fair value of notes payable is estimated by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The valuation inputs are based on market observable information; therefore, the Company has classified these as Level 2 liabilities.

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

43	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset and mortgage backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

44	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Fixed Maturity and Equity Securities

Fixed Maturity and Equity Securities by Sector

The amortized cost and estimated fair value of available-for-sale, trading and held-to-maturity securities for both fixed maturities and equity securities by sector as of December 31 is as follows:

	2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of
U.S. government	$85,498	10,890	(274)	96,114	—
Obligations of states and political subdivisions	705,137	38,889	(2,170)	741,856	—
Corporate	3,978,323	393,382	(16,020)	4,355,685	(176)
Asset-backed	696,786	26,830	(1,343)	722,273	(21,104)
Mortgage-backed	1,021,639	40,078	(8,394)	1,053,323	(29,773)

Total fixed maturity securities	$6,487,383	510,069	(28,201)	6,969,251	(51,053)

Equity securities	$86,614	3,532	(1,944)	88,202	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$300	6	—	306	—
Corporate	4,150	271	—	4,421	—
Asset-backed	271	12	—	283	—
Mortgage-backed	34	—	—	34	—

Total fixed maturity securities	$4,755	289	—	5,044	—

Equity securities	$1	—	—	1	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$8,880	981	—	9,861	—
Obligations of states and political subdivisions	1,705	430	—	2,135	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	1,218,133	93,991	(2,532)	1,309,592	—

Total held-to-maturity	$1,229,718	95,402	(2,532)	1,322,588	—

45	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$85,445	7,326	(1,043)	91,728	—
Obligations of states and political subdivisions	681,919	8,357	(33,229)	657,047	—
Debt securities issued by foreign governments	999	19	—	1,018	—
Corporate	3,758,904	294,748	(38,714)	4,014,938	(176)
Asset-backed	558,397	15,977	(2,777)	571,597	(21,299)
Mortgage-backed	1,032,481	27,568	(29,158)	1,030,891	(30,950)

Total fixed maturity securities	$6,118,145	353,995	(104,921)	6,367,219	(52,425)

Equity securities	$71,809	3,154	(7,520)	67,443	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	12	—	313	—
Corporate	7,755	475	—	8,230	—
Asset-backed	742	19	(1)	760	—
Mortgage-backed	63	1	—	64	—

Total fixed maturity securities	$8,861	507	(1)	9,367	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$9,517	696	—	10,213	—
Obligations of states and political subdivisions	1,795	402	—	2,197	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	1,111,408	71,448	(10,776)	1,172,080	—

Total held-to-maturity	$1,123,720	72,546	(10,776)	1,185,490	—

46	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Non-credit other than temporary impairment (“OTI”) represents the amount of cumulative non-credit OTI losses recognized in other comprehensive income on securities as of the date of OTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 95.6% and 95.4% of the Company’s total available-for-sale, trading, and held to maturity fixed maturity securities portfolio as of December 31, 2014 and 2013, respectively.

Investments with a fair value of $17,657 and $16,130 as of December 31, 2014 and 2013, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2014.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized	Estimated	Amortized	Estimated	Amortized	Estimated
	cost	fair value	cost	fair value	cost	fair value
Due in one year or less	$303,319	315,515	2,419	2,449	34,461	35,090
Due after one year through five years	1,664,279	1,785,127	2,027	2,260	242,808	261,209
Due after five years through ten years	2,508,156	2,627,776	149	164	794,175	853,821
Due after ten years	2,011,629	2,240,833	160	171	158,274	172,468

Total	$6,487,383	6,969,251	4,755	5,044	1,229,718	1,322,588

47	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2014
U.S. Treasury securities and obligations of U.S. government	$7,431	(152)	8,302	(122)	15,733	(274)
Obligations of states and political subdivisions	16,404	(150)	89,648	(2,020)	106,052	(2,170)
Corporate	296,458	(10,928)	136,970	(7,624)	433,428	(18,552)
Asset-backed	191,712	(1,009)	17,854	(334)	209,566	(1,343)
Mortgage-backed	13,390	(79)	282,014	(8,315)	295,404	(8,394)

Total fixed maturity securities	525,395	(12,318)	534,788	(18,415)	1,060,183	(30,733)
Equity securities	33,775	(1,944)	—	—	33,775	(1,944)

Total	$559,170	(14,262)	534,788	(18,415)	1,093,958	(32,677)

2013
U.S. Treasury securities and obligations of U.S. government	$19,025	(1,043)	—	—	19,025	(1,043)
Obligations of states and political subdivisions	389,454	(32,817)	2,088	(412)	391,542	(33,229)
Corporate	1,014,752	(44,413)	48,049	(5,077)	1,062,801	(49,490)
Asset-backed	124,623	(1,515)	30,743	(1,263)	155,366	(2,778)
Mortgage-backed	418,625	(22,225)	76,317	(6,933)	494,942	(29,158)

Total fixed maturity securities	1,966,479	(102,013)	157,197	(13,685)	2,123,676	(115,698)
Equity securities	28,903	(7,107)	710	(413)	29,613	(7,520)

Total	$1,995,382	(109,120)	157,907	(14,098)	2,153,289	(123,218)

48	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

	Less than 12 months	12 months or longer	Total	Number of Securities
2014
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(152)	(122)	(274)	8
Obligations of states and political subdivisions	(150)	(2,020)	(2,170)	57
Corporate	(10,811)	(7,604)	(18,415)	271
Asset-backed	(1,009)	(313)	(1,322)	84
Mortgage-backed	(79)	(8,315)	(8,394)	85
Below 80%:
Corporate	(117)	(20)	(137)	3
Asset-backed	—	(21)	(21)	1

Total	$(12,318)	(18,415)	(30,733)	509

2013
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(1,043)	—	(1,043)	8
Obligations of states and political subdivisions	(30,920)	(311)	(31,231)	224
Corporate	(44,143)	(4,826)	(48,969)	634
Asset-backed	(1,168)	(1,143)	(2,311)	90
Mortgage-backed	(22,225)	(6,105)	(28,330)	147
Below 80%:
Obligations of states and political subdivisions	$(1,897)	(101)	(1,998)	7
Corporate	(270)	(251)	(521)	5
Asset-backed	(347)	(120)	(467)	3
Mortgage-backed	—	(828)	(828)	2

Total	$(102,013)	(13,685)	(115,698)	1,120

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality or an assessment of the future cash flows of the identified investment in the securities portfolio.

49	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

For structured securities included in fixed maturity securities, the Company determines the collectability of the securities’ expected future cash flows. For corporate securities, the Company evaluates the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the consolidated statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the consolidated statements of income. For those debt securities for which the Company does not intend to

50	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income (loss), the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income (loss) over the remaining life of the security to the consolidated statements of income based on the timing of future cash flows.

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTI. Subsequent changes in estimated fair value that are not considered OTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2014 and 2013 reflect temporary fluctuations in economic factors that are not indicative of OTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost and for equity securities, anticipate a forecasted recovery in a reasonable period of time.

Total unrealized losses declined from December 31, 2013 to December 31, 2014 due to declining U.S. Treasury yields, offset to a limited degree by slightly wider credit spreads. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Mortgage Loans

Mortgage Loans by Portfolio Segment

Mortgage loans consist of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2014	2013
Commercial mortgage loans	$1,175,972	1,239,490
Valuation allowance	3,816	5,532

Net carrying value	$1,172,156	1,233,958

51	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Concentration of Credit Risk

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state did not exceed 12.4% as of December 31, 2014 and 2013.

As of December 31, 2014, loans in the states of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $138,108 and $125,304, respectively. As of December 31, 2013, loans in the state of Texas and Ohio exceeded 10.0% of the total loan portfolio and had carrying values of $152,575 and $129,882, respectively.

Commercial Mortgage Loans

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan to value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of our portfolio maintenance in 2014, we physically inspected nearly 100% of the properties in our portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

52	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table summarizes our commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	DSC
LTV	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
2014
0% - 50%	$90,092	57,043	140,953	259,896	80,452	—	628,436
50% - 60%	22,023	13,731	95,900	140,125	55,905	1,163	328,847
60% - 70%	7,491	7,292	41,238	70,705	30,348	1,002	158,076
70% - 80%	—	—	2,388	37,347	7,434	6,546	53,715
80% and greater	—	—	—	3,082	—	—	3,082

Total	$119,606	78,066	280,479	511,155	174,139	8,711	1,172,156

2013
0% - 50%	$148,719	46,766	143,034	210,310	65,704	24,548	639,081
50% - 60%	37,039	27,492	101,994	139,924	51,798	9,834	368,081
60% - 70%	10,341	11,933	49,442	60,295	42,077	6,329	180,417
70% - 80%	4,514	1,695	29,174	888	3,322	—	39,593
80% and greater	—	—	6,786	—	—	—	6,786

Total	$200,613	87,886	330,430	411,417	162,901	40,711	1,233,958

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Allowance for Loan Losses

The allowance for loan losses is comprised of two components, specific and general, based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years.

The general component of the allowance for loan losses is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.

53	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

A rollforward of the allowance for loan losses is as follows:

	2014	2013
Beginning balance	$5,532	3,636
Provision	498	2,007
Charge-offs	(2,214)	(111)

Ending balance	$3,816	5,532

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record an allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

Mortgage Loan Aging

The table below depicts the loan portfolio exposure, net of allowance, of the remaining principal balances (which equal the Company’s recorded investment), by type, as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing
2014	$—	—	1,120	1,120	1,171,036	1,172,156	1,120

2013	$619	—	4,241	4,860	1,229,098	1,233,958	—

Performance, Impairment and Foreclosures

At December 31, 2014 and 2013, the Company had mortgage loans totaling $0 and $6,741, respectively, which were in the process of foreclosure. Mortgage loan write-downs were $530, $2,149 and $2,206, during 2014, 2013 and 2012, respectively.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans is included in net investment income in the period received.

The carrying value of mortgage loans on nonaccrual status was $0 and $4,241 as of December 31, 2014 and 2013, respectively.

54	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company did not have any significant troubled debt restructurings of mortgage loans during 2014 or 2013.

The recorded investment in and unpaid principal balance of impaired loans along with the related specific allowance for loan losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired as of December 31 were as follows:

	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
2014
With an allowance recorded:
Commercial mortgages	$3,662	4,014	(352)	4,410	185

2013
With an allowance recorded:
Commercial mortgages	$4,527	7,195	(2,668)	2,264	325

The Company sold certain mortgage loans to ONFS with a book value of $10,109 and $1,800 in 2014 and 2013, respectively.

The Company has a mortgage loan receivable from ONFS of $26,065 and $26,700 as of December 31, 2014 and 2013, respectively.

Other Long Term Investments

The components of other long-term investments were as follows as of December 31:

	2014	2013
Venture capital partnerships	$7,187	8,363
Derivative instruments	22,569	3,132
Receivable for securities	436	1,325

Total	$30,192	12,820

Securities Lending

As of December 31, 2014 and 2013, the Company received $236,885 and $197,502, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s

55	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2014 and 2013. As of December 31, 2014 and 2013, the Company had loaned securities with a fair value of $228,378 and $184,044, respectively, which are recognized in the consolidated balance sheets in securities available-for-sale.

Variable Interest Entities (“VIE”)

In the normal course of business, the Company invests in fixed maturity securities that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-back securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

56	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2014	2013	2012
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$309,558	314,633	318,081
Equity securities	3,744	3,339	1,941
Fixed maturity trading securities	319	480	583
Fixed maturity held-to-maturity securities	72,466	71,367	63,675
Mortgage loans on real estate	74,978	79,763	84,874
Real estate	2,902	588	475
Policy loans	20,470	18,804	19,643
Short-term investments	1,013	1,315	2,459
Other long-term investments	—	2,351	24

Total gross investment income	485,450	492,640	491,755
Interest expense	(22,087)	(38,649)	(32,740)
Other investment expenses	(11,244)	(7,485)	(8,888)

Net investment income	$452,119	446,506	450,127

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2014	2013	2012
Securities available-for-sale:
Fixed maturity securities	$13,859	(2,760)	3,396
Equity securities	(562)	1,713	(210)
Fixed maturity held-to-maturity securities	(6,415)	(871)	(1,511)
Mortgage loans on real estate	(211)	(109)	(2,205)
Derivative instruments	(6,980)	(31,425)	(29,224)
Real estate	(27)	—	—

Total realized gains (losses) on investments	(336)	(33,452)	(29,754)
Change in allowances for mortgage loans on real estate	(286)	(1,896)	172

Net realized losses on investments	$(622)	(35,348)	(29,582)

57	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTI of $10,283, $6,565, and $8,733 for the years ended December 31, 2014, 2013 and 2012, respectively. As of December 31, 2014, fixed maturity securities with a carrying value of $209,762, which had a cumulative write-down of $53,243 due to OTI, remained in the Company’s investment portfolio.

The following tables summarize total OTI losses on securities by asset type for the years ended December 31:

	Total	Recognized in	Recognized in
	OTI	OCI	earnings
2014
Obligations of states and political subdivisions	$1,649	(784)	2,433
Corporate	9,680	2,574	7,106
Asset-backed	132	(357)	489
Mortgage-backed	(4,091)	(4,346)	255

Total other-than-temporary impairment losses	$7,370	(2,913)	10,283

2013
Corporate	$3,676	(293)	3,969
Asset-backed	216	(236)	452
Mortgage-backed	761	(1,383)	2,144

Total other-than-temporary impairment losses	$4,653	(1,912)	6,565

2012
Corporate	$2,195	(2,592)	4,787
Asset-backed	1,364	(128)	1,492
Mortgage-backed	382	(2,072)	2,454

Total other-than-temporary impairment losses	$3,941	(4,792)	8,733

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

58	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Cumulative credit loss, beginning of year	$65,068	60,040	57,728
New credit losses	7,591	4,491	3,900
Change in credit losses on securities included in the beginning balance	2,692	2,074	4,833

Subtotal	75,351	66,605	66,461
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	22,108	1,537	6,421

Cumulative credit loss, end of year	$53,243	65,068	60,040

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2014	2013	2012
Proceeds from the sale and maturity	$609,870	656,172	688,292

Gross realized gains on the sale and maturity	$4,448	9,869	5,877

Gross realized losses on the sale and maturity	$(622)	(9,325)	(401)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory RBC purposes. The Company sold four held-to-maturity securities in 2014. Proceeds from the sale of those securities were $7,090. Net losses of $759 were realized on those sales. There were no sales of held-to-maturity securities in 2013 or 2012.

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2014	2013	2012
Securities available-for-sale:
Fixed maturity securities	$232,794	(367,168)	235,403
Equity securities	5,954	(7,123)	201

Change in net unrealized gains	$238,748	(374,291)	235,604

59	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

	2014	2013	Change
Securities available for sale	$483,456	244,708	238,748
Unrealized gains related to closed block	(33,624)	(20,874)	(12,750)
Future policy benefits and claims	(14,012)	(1,285)	(12,727)
Deferred policy acquisition costs	(131,479)	(79,886)	(51,593)
Deferred federal income tax provision	(107,481)	(50,662)	(56,819)

Net unrealized gains	$196,860	92,001	104,859

	2013	2012	Change

Securities available for sale	$244,708	618,999	(374,291)
Unrealized gains related to closed block	(20,874)	(41,933)	21,059
Future policy benefits and claims	(1,285)	(10,094)	8,809
Deferred policy acquisition costs	(79,886)	(166,830)	86,944
Deferred federal income tax provision	(50,662)	(140,779)	90,117

Net unrealized gains	$92,001	259,363	(167,362)

	2012	2011	Change

Securities available for sale	$618,999	383,395	235,604
Unrealized gains related to closed block	(41,933)	(28,030)	(13,903)
Future policy benefits and claims	(10,094)	(914)	(9,180)
Deferred policy acquisition costs	(166,830)	(89,480)	(77,350)
Deferred federal income tax provision	(140,779)	(83,391)	(57,388)

Net unrealized gains	$259,363	181,580	77,783

(8)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated on hedging relationships by the Company pursuant to ASC 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. The Company currently enters into equity futures, currency futures, and equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB.

60	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts. This reinsurance contract is accounted for as a freestanding derivative.

In 2014, ONLAC entered into an Identified Mixed Straddle Transaction in order to lock in some of the value of certain appreciated fixed maturity securities for a period of time by entering into offsetting short interest rate futures. These futures are considered derivative instruments. Since these derivatives will not meet the definition of a hedge, it will be treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized currently in earnings. All positions were acquired and settled in 2014 and resulted in a gain of $560.

In 2013, ONLIC entered into an Identified Mixed Straddle Transaction in order to lock in some of the value of certain appreciated fixed maturity securities for a period of time by entering into offsetting short interest rate futures. These futures are considered derivative instruments. Since these derivatives will not meet the definition of a hedge, it will be treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized currently in earnings. All positions were acquired and settled in 2013 and resulted in a gain of $1,657.

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders.

61	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables present a summary of the estimated fair value of derivatives held by the Company along with the amounts recognized in the consolidated statements of income:

		December 31
Derivatives not designated as		2014	2013
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Asset derivatives:
Currency futures	Other long-term investments	$2,586	310
Equity put options	Other long-term investments	19,315	2,822
Swap	Other long-term investments	668	—
GMIB reinsurance contracts	Reinsurance recoverable	524,146	291,694
GLWB reinsurance contracts	Reinsurance recoverable	53,852	12,064
GMAB reinsurance contracts[2]	Reinsurance recoverable	6,213	480
GMAB embedded derivatives[1]	Other assets	8,734	19,718

Total		$615,514	327,088

Liability derivatives:
GLWB embedded derivatives	Future policy benefits and claims	$53,852	12,064
GMAB and GMWB embedded derivatives[2]	Future policy benefits and claims	9,185	2,802
GMAB and GMWB reinsurance contracts[1]	Future policy benefits and claims	8,734	19,718
Currency futures	Other liabilities	—	615
Equity futures	Other liabilities	22,059	13,389

Total		$93,830	48,588

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

62	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table presents the effect of derivative instruments on the consolidated statements of income for the years ended December 31:

Derivatives not designated as	Location of gain (loss)	Amount of gain (loss) recognized in income on derivatives
hedging instruments under ASC 815	recognized in income on derivatives	2014	2013	2012
Interest rate futures	Net realized gains (losses): derivative instruments	$560	1,657	—
Currency futures[1]	Net realized gains (losses): derivative instruments	(8,079)	(29,161)	(23,790)
Equity futures[1]	Net realized gains (losses): derivative instruments	1,490	1,312	(2,031)
Equity put options	Net realized gains (losses): derivative instruments	(951)	(5,233)	(3,403)
GMIB reinsurance contracts	Benefits and claims	232,452	(292,949)	68,814
GMAB reinsurance contracts[2]	Benefits and claims	(10,984)	15,378	4,340
GMAB and GMWB embedded derivatives[2]	Benefits and claims	10,984	(15,378)	(4,340)
GMAB reinsurance contracts[3]	Benefits and claims	5,733	131	349
GMAB and GMWB embedded derivatives[3]	Benefits and claims	(6,383)	6,941	6,298
GLWB reinsurance contracts	Benefits and claims	41,788	(25,825)	(29,038)
GLWB embedded derivatives	Benefits and claims	(41,788)	25,825	29,038

Total		$224,262	(318,959)	46,237

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 11).
[2]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[3]	All GMAB riders excluding indicator H.

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments.

Because exchange traded futures are affected through regulated exchanges and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurer and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurer and assigned to the Company. As of December 31, 2014 and 2013, a non-affiliated reinsurer held assets in trust with an estimated fair value of $625,361 and $437,187, respectively, and a letter of credit of $96,380 and $271,501, respectively. As of December 31, 2014 and 2013, Sycamore Re, Ltd (“SYRE”), an affiliated company, held assets in trust with an estimated fair value of $7,230 and $4,729, respectively, and a letter of credit of $42,000 and $65,000, respectively.

63	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(9)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2014 and 2013 were as follows:

	2014	2013
Balance - beginning of year	$1,278,013	957,570
Acquisition costs deferred	243,048	241,726
Amortization	(105,120)	(8,227)
Unrealized investment gains (losses)	(51,593)	86,944

Balance - end of year	$1,364,348	1,278,013

(10)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, group life and health policies, universal life policies, and investment contracts.

GMDB Riders

Certain variable annuity contracts include GMDBs with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market causing the contract value to fall below the amount defined in each contract, could result in additional claims.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income

64	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company discontinued offering the GMIB rider in virtually all states in May 2010. NSLAC continued to sell the GMIB rider in the state of New York until August 2012.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits.

65	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The Company also offers single life and joint life versions of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life version, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

The initial GLWB riders, which are a closed block, represent an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims. The estimated fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

For GLWB riders issued beginning January 1, 2011, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

66	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of December 31 (note that most contracts contain multiple guarantees):

67	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age
2014
GMDB	$677,032	19,557,089	20,234,121	247,396	13,854	65

GMIB	$113,574	9,542,958	9,656,532	—	481	65

GLWB	$101,992	7,429,146	7,531,138	53	—	64

GMAB/GMWB	$35,661	3,639,088	3,674,749	641	—	63

2013
GMDB	$713,602	17,879,510	18,593,112	207,619	10,931	65

GMIB	$116,457	9,723,144	9,839,601	—	81	65

GLWB	$118,606	5,962,078	6,080,684	—	—	63

GMAB/GMWB	$45,023	3,366,366	3,411,389	950	—	63

2012
GMDB	$781,354	14,312,075	15,093,429	301,363	14,731	64

GMIB	$124,487	8,710,632	8,835,119	—	10	64

GLWB	$181,770	3,835,406	4,017,176	—	—	62

GMAB/GMWB	$189,507	2,291,796	2,481,303	2,972	—	62

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2014 and 2013.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

68	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013
Mutual funds:
Bond	$5,603,137	5,355,700
Equity	13,644,841	12,006,441
Money market	309,111	517,369

Total	$19,557,089	17,879,510

The liability for future policy benefits for universal life policies and investment contracts represents approximately 76% and 77% of the total liability for future policy benefits as of December 31, 2014 and 2013, respectively. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.6%, 3.7% and 3.8% for the years ended December 31, 2014, 2013 and 2012, respectively. Approximately 45% and 48%, as of December 31, 2014 and 2013, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 8.0%.

Reserves are calculated using withdrawal, mortality, and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

As of December 31, 2014, direct G reserves were $423,933, ceded G reserves were $717,875 and net G reserves were $(293,942). As of December 31, 2013, direct G reserves were $186,777, ceded G reserves were $359,346 and net G reserves were $(172,569).

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2014	2013
GMDB	$25,478	21,278
GMIB	(322,400)	(196,169)
GMAB/GMWB	2,972	2,322
GLWB	8	—

Total	$(293,942)	(172,569)

69	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The GMIB reserve balances in the above table include reserves for both direct and reinsurance ceded balances. From 2013 to 2014, direct reserves increased $160,379 offset by an increase of $286,610 in reinsurance ceded reserves for a net decrease in reserves of $126,231. The direct reserves were calculated in accordance with FASB ASC 944, Financial Services and the reinsurance ceded reserves were calculated in accordance with ASC 815, Derivatives. See Note 6 for a reconciliation of the change in the reinsurance ceded reserve.

The Company has established a reserve for three universal life plans with lifetime secondary guarantees, which the Company discontinued. At December 31, 2014 and 2013, this reserve balance was $23,410 and $10,962, respectively.

(11)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions.

External Reinsurance

For the Company’s life insurance products, the Company reinsures a percentage of the mortality or morbidity risk on a quota share basis or on an excess retention basis. The Company also reinsures risk associated with their disability and health insurance policies. Ceded premiums approximated 19%, 20% and 18% of gross earned life and accident and health premiums during 2014, 2013 and 2012, respectively.

For the Company’s individual variable annuity products, the Company reinsures the various living and death benefit riders, GMDB, GMIB, GLWB, through coinsurance and quota share agreements.

For the Company’s fixed annuity products, the Company has coinsurance agreements in place to reinsure fixed annuity products sold between 2001 and 2006. Ceded amounts under these coinsurance agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to fixed annuity coinsurance agreements were $418,440 and $470,666 as of December 31, 2014 and 2013, respectively.

Affiliate Reinsurance

As it relates to reinsurance among affiliates, to mitigate the volatility of statutory surplus for the Company, the Company cedes variable annuity-related risks, living and death benefits to SYRE for the GMIB, GMDB, and GLWB riders. SYRE is an affiliated company wholly owned by ONFS and not the Company, therefore, these amounts do not eliminate in consolidation. Additionally, to consolidate the management of such living benefit risks, the Company assumes GLWB and associated riders issued by NSLAC, which are correspondingly retroceded to SYRE as discussed in the first sentence above. The Company also assumes certain accident and health insurance policies and BOLI policies issued by ONLAC.

70	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

MONT retrocedes certain term life policies on a yearly renewable term basis to the Company on a quota share basis, which the Company then cedes to external reinsurers based on the retention levels discussed in the section above.

The Company assumes GMIB, GMAB, and GMWB riders issued by NSLAC.

The reinsurance transactions with ONLAC and NSLAC eliminate in consolidation. All of the other affiliated reinsurance transactions eliminate in consolidation at the ONFS and ONMH levels.

The reconciliation of life and health total premiums to net premiums for the years ended December 31, were as follows:

	2014	2013	2012
Direct premiums	$630,079	558,009	502,960
Reinsurance assumed	294,720	326,711	269,059
Reinsurance ceded	(475,454)	(489,387)	(420,637)

Net premiums earned	$449,345	395,333	351,382

Annuity Rider Reinsurance Agreements with SYRE

The details of the Company’s annuity rider reinsurance agreements with SYRE are as follows:

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant. As a result of this treaty addendum, the Company paid a premium in the amount of $29,160 to SYRE. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset for $89,801.

71	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance treaty (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019.

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see note 10) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the

72	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

derivative positions were recorded within Derivative Instruments in the statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance treaty to add these riders to the coverage. The Company will cede 30% of the benefit for this rider to SYRE.

Amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

	2014	2013	2012
Consolidated Statements of Income:
Annuity premiums and charges:
Reinsurance premiums	$143,802	129,276	96,520
Net realized gains:
Derivative instruments:
FWH under reinsurance	62,375	156,915	205,099
Benefits and claims:
Benefits incurred	2,043	1,414	1,522
Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$175,541	59,338	75,933
Cost of reinsurance, 2010 activity	44,430	52,849	62,824
Cost of reinsurance, 2011 activity	34,450	39,493	45,099
Cost of reinsurance, 2013 activity	7,710	4,904	—
Policy and contract claims	192	65	302
Other liabilities:
FWH under reinsurance:
Margin account	68,821	29,304	65,508
Unrealized gains (losses) derivative instruments	2,385	263	6,630
Premiums payable	12,252	13,251	9,327

73

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(12)	Notes Payable

Notes payable outstanding were as follows as of December 31:

	2014	2013
Surplus notes
6.875% fixed rate due 2042	$250,000	$250,000
5.000% fixed rate due 2031	3,818	3,778
5.800% fixed rate due 2027	5,826	5,812
8.500% fixed rate due 2026	49,749	49,727

Total notes payable	$309,393	$309,317

Surplus Notes

In June 2012, ONLIC issued a $250,000, 6.875% fixed rate surplus note due June 15, 2042. In conjunction with the issuance of this note, the Company retired the remaining $145,000 of the senior note issued in March 2003 and recognized a loss of $6,251 which was included in loss on debt retirement in the consolidated statements of income. Interest on this surplus note is payable semi-annually on June 15 and December 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In December 2011, ONLIC issued a $4,500, 5% fixed rate surplus note to Security Mutual Life Insurance Company of New York (“SML”), as payment for the purchase of additional shares of NSLAC. This note matures on December 15, 2031. Interest on this surplus note is payable semi-annually on December 15 and June 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In April 2007, ONLIC issued a $6,000, 5.8% fixed rate surplus note to SML, as payment for the purchase of a portion of the shares of NSLAC. This note matures on April 1, 2027. Interest on this surplus note is payable semi-annually on April 1 and October 1. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

In May 1996, ONLIC issued $50,000, 8.5% fixed rate surplus note, due May 15, 2026. Interest on this surplus note is payable semi-annually on May 15 and November 15. ONLIC may redeem this surplus note at its option. This surplus note is unsecured and subordinated to all present and future indebtedness and policy claims of ONLIC.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Ohio Department of Insurance. All issuance costs have been capitalized and are being amortized over the terms of the notes.

74	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Total interest expense on all obligations was $22,087, $38,649 and $32,740 during the years ended December 31, 2014, 2013, and 2012, respectively. Included in total interest expense were amounts paid to ONFS of $0, $16,563 and $18,281 for 2014, 2013 and 2012, respectively. Total interest expense is included in investment expenses as a component of net investment income.

(13)	Bank Line of Credit

ONLIC had access to a revolving credit facility of $170,000 at December 31, 2014 and 2013 through its parent, ONFS, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2014 or 2013.

There were no interest and fees paid on the line of credit in 2014 and 2013. Total interest and fees paid on the line of credit was $166 in 2012. There was no borrowing outstanding on these facilities as of December 31, 2014 or 2013.

(14)	Goodwill and Intangible Assets

Goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired in a business combination. Intangible assets are non-financial assets that lack physical substance resulting from a business combination. Goodwill and intangible assets are assets acquired by the Company as a result of the prior acquisition of the NSLAC entity. Intangible assets acquired represent the value of the insurance license in the state of New York.

There is $560 of goodwill and $195 of unamortizable intangible assets pertaining to the NSLAC acquisition recorded on the consolidated balance sheets at December 31, 2014 and 2013.

During the 2014 annual impairment tests, the Company concluded that the estimated fair values of the goodwill and intangible assets were in excess of their carrying values and, therefore, not impaired.

(15)	Income Taxes

The provision for income taxes is as follows:

	2014	2013	2012
Current expense	$31,734	13,774	9,862
Deferred expense (benefit)	52,531	(36,749)	27,985

Provision for income taxes	$84,265	(22,975)	37,847

75	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the consolidated financial statements for the years ended December 31:

	2014	2013	2012
Pre-tax income times U.S. enacted tax rate	$112,403	2,084	64,690
Tax-preferred investment income	(24,560)	(23,092)	(20,790)
Transfer pricing	(3,395)	(2,676)	(6,680)
Other, net	(183)	709	627

Provision for income taxes	$84,265	(22,975)	37,847

Effective tax rate	26.2%	-385.9%	20.5%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

The largest component of tax-preferred investment income in the rate reconciliation above is the Dividends Received Deduction (“SA DRD”) on separate account assets held in connection with variable annuity and life contracts. During 2014, 2013 and 2012 tax return years, the Company recognized an income tax benefit of $17,550, $15,044 and $11,918, respectively. The IRS has conceded the industry issue surrounding the calculation of SA DRD for all audited tax years 2003-2010.

76	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2014	2013
Deferred tax assets:
Pension and benefit obligations	$18,610	14,328
Future policy benefits	1,008,759	847,102
Mortgage loans on real estate	996	987
Other	12,574	13,967

Total gross deferred tax assets	1,040,939	876,384
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	1,040,939	876,384

Deferred tax liabilities:
Fixed maturity securities available-for-sale	147,560	66,699
Deferred policy acquisition costs	349,363	330,644
Fixed assets	1,017	1,250
Reinsurance recoverable	943,843	771,625
Other	16,804	13,889

Total gross deferred tax liabilities	1,458,587	1,184,107

Net deferred tax liability	$417,648	307,723

The Company records net deferred tax assets to the extent that the Company believes these assets will more likely than not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. In the event the Company were to determine that we would be able to realize our deferred income tax assets in the future in excess of their net recorded amount, we would make an adjustment to the valuation allowance, which would reduce the provision for income taxes.

The Company included NSLAC in the consolidated life/non-life federal income tax return for the first time for the period ending December 31, 2013. As of December 31, 2012, NSLAC had a net operating loss carryforward of $12,878. All NSLAC net operating losses and net capital losses carryovers were absorbed by the consolidated life/non-life group in 2013.

As of December 31, 2014 and 2013, the Company had no net operating loss carryforwards, capital loss carryforwards or valuation allowances recorded.

77	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

(16)	Pensions and Other Post-Retirement Benefits

a) Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2014 and 2013.

b) Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post-retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65, a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2014 and 2013.

c) General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2014 and 2013.

d) Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

78	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2014 and 2013.

e) Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2014	2013	2014	2013
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$68,653	72,170	4,588	4,983
Service cost	2,015	2,137	42	46
Interest cost	3,620	3,308	229	199
Amendments	—	—	—	(832)
Actuarial loss (gain)	11,275	(3,061)	380	457
Benefits paid*	(3,885)	(5,901)	(221)	(265)

Projected benefit obligation at end of year	$81,678	68,653	5,018	4,588

Accumulated benefit obligation	$64,630	55,122

Change in plan assets:
Fair value of plan assets at beginning of year	$56,670	51,922	—	—
Actual return on plan assets	3,409	10,062	—	—
Benefits and expenses paid	(3,724)	(5,314)	—	—

Fair value of plan assets at end of year	$56,355	56,670	—	—

Funded status	$(25,323)	(11,983)	(5,018)	(4,588)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

79	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following tables show the funded status of the pension plans as of December 31:

	Funded Qualified Pension Plan	Unfunded Pension Plan	Total
2014
Projected benefit obligation	$69,947	11,731	81,678
Fair value of plan assets	56,355	—	56,355

Funded Status	(13,592)	(11,731)	(25,323)

2013
Projected benefit obligation	$59,335	9,318	68,653
Fair value of plan assets	56,670	—	56,670

Funded status	$(2,665)	(9,318)	(11,983)

	Pension benefits		Other benefits
	2014	2013	2014	2013
Amounts recognized in the balance sheet consist of:
Accrued benefit costs	$(25,323)	(11,983)	(5,018)	(4,588)

	Pension benefits			Other benefits
	2014	2013	2012	2014	2013	2012
Amounts recognized in other comprehensive (loss) income:
Net actuarial loss (gain)	$10,347	(12,333)	775	512	975	418
Prior service (credit) cost	—	—	—	332	(429)	546

Total	$10,347	(12,333)	775	844	546	964

80	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	Pension benefits		Other benefits
	2014	2013	2014	2013
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$30,189	19,842	(371)	(883)
Prior service credit	—	—	(640)	(972)

Total	$30,189	19,842	(1,011)	(1,855)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2015 are $2,350 and $0, respectively. The estimated net gain and prior service credit for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2015 are $(51) and $(128), respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$2,015	2,137	1,965
Interest cost	3,620	3,308	3,390
Expected return on plan assets	(3,809)	(3,229)	(3,205)
Amortization of net loss	1,329	2,438	2,291

Net periodic benefit cost	$3,155	4,654	4,441

	Other benefits
	2014	2013	2012
Components of net periodic benefit cost:
Service cost	$42	46	56
Interest cost	229	199	242
Amortization of prior service cost	(332)	(403)	(546)
Amortization of net gain	(131)	(519)	(282)

Net periodic benefit cost	$(192)	(677)	(530)

81	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2014	2013
Projected benefit obligation	$11,731	9,318
Accumulated benefit obligation	9,838	7,992
Fair value of plan assets	—	—

f)	Assumptions

	Pension benefits		Other benefits
	2014	2013	2014	2013
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	5.30%	4.60%	5.05%	4.35%
Expected long-term return on plan assets	7.00%	6.50%	—	—
Rate of compensation increase	3.75%	3.25%	3.15%	—%
Healthcare cost trend rate assumed for next year	—	—	1.65%	1.30%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	1.05%	0.95%
Year that the rate reaches the ultimate trend rate	—	—	2017	2014
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	4.60%	5.30%	4.35%	5.05%
Rate of compensation increase	3.85%	3.75%	3.20%	—%

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage	1 Percentage
	point increase	point decrease
Effect on total of 2014 service cost and interest cost	$32	(27)
Effect on 2014 other post-retirement benefit obligation	498	(417)

82	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

g)	Plan Assets

The following table presents the hierarchy of the Company’s pension plan assets at fair value as of December 31:

2014	Level 1	Level 2	Level 3	Total
Bond funds	$13,077	—	—	13,077
Equity funds	43,278	—	—	43,278

Total assets	$56,355	—	—	56,355

2013
Bond funds	$14,124	—	—	14,124
Equity funds	42,546	—	—	42,546

Total assets	$56,670	—	—	56,670

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in Note 6.

The Company’s other post-retirement benefit plans were unfunded at December 31, 2014 and 2013.

The assets of the Company’s defined benefit pension plan (“the Plan”) are invested in group variable annuity contracts with ONLIC offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

83	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2014	2013
Equity securities	77%	75%
Debt securities	23	25

Total	100%	100%

h)	Cash Flows

(i)	Contributions

No contribution to the qualified pension plan was made for the 2014 plan year. No contribution to the qualified pension plan is expected for the 2015 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension benefits	Other benefits
2015	$8,979	221
2016	5,630	238
2017	6,152	246
2018	6,052	272
2019	7,083	277
2020 – 2024	41,874	1,448

i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2014, 2013 and 2012 were $6,432, $6,024 and $5,928, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $2,024, $1,912 and $2,131 in 2014, 2013 and 2012, respectively.

84	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

j)	ONFS Employees

The Company’s qualified pension and post-retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(17)	Closed Block

Effective August 1, 1998, the Company was reorganized with approval of the Board of Directors, the Company’s policyholders, and the Ohio Department of Insurance under provisions of the Ohio Revised Code to become a stock company 100% owned by ONFS. This reorganization contained an arrangement, known as a closed block (the “Closed Block”), to provide for dividends on policies that were in force on the effective date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the reorganization, if the experience underlying such dividend scales continues. The assets, including revenue therefrom, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities, and is prepared in conformity with FASB ASC 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

85	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2014 and 2013, and for each of the years in the three-year period ended December 31, 2014 follows:

	2014	2013
Closed Block assets:
Fixed maturity securities available-for-sale, at fair value (amortized cost of $358,455 and $345,834 as of December 31, 2014 and 2013, respectively)	$392,079	366,708
Fixed maturity securities held-to-maturity, at amortized cost	28,866	33,450
Mortgage loans on real estate, net	94,173	101,153
Policy loans	92,386	93,001
Short-term investments	12,567	13,389
Accrued investment income	4,944	5,090
Deferred policy acquisition costs	44,815	47,642
Reinsurance recoverable	998	598
Other assets	1,024	638

Total assets	$671,852	661,669

Closed Block liabilities:
Future policy benefits and claims	$625,064	626,573
Policyholders’ dividend accumulations	40,998	42,765
Other policyholder funds	28,579	27,999
Deferred federal income taxes	11,768	7,306
Other liabilities	1,631	1,719

Total liabilities	$708,040	706,362

86	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

	2014	2013	2012
Closed Block revenues and expenses:
Traditional life insurance premiums	$26,844	28,310	29,926
Net investment income	34,940	41,710	39,467
Net realized gains on investments	(143)	(759)	268
Benefits and claims	(38,889)	(44,726)	(42,415)
Provision for policyholders’ dividends on participating policies	(5,910)	(15,514)	(17,464)
Amortization of deferred policy acquisition costs	(2,866)	(2,915)	(2,981)
Other operating costs and expenses	(2,231)	(2,591)	(2,582)

Income before federal income taxes	$11,745	3,515	4,219

(18)	Regulatory RBC and Dividend Restrictions

The Company has to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONMH’s domestic insurance subsidiaries ONLIC, ONLAC, NSLAC, MONT and KENW, filed with their respective insurance departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company and its Ohio domiciled life insurance subsidiary, ONLAC, do not have any permitted statutory accounting practices as of December 31, 2014 or 2013. NSLAC, a New York domiciled company, and MONT, a Vermont domiciled company, do not have permitted statutory accounting practices as of December 31, 2014 or 2013.

In 2013, the Company received approval from the Vermont Insurance Department regarding the use of a permitted practice in the KENW statutory financial statements as of December 31, 2013. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a letter of credit and a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the

87	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

Company. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

Statutory Equity and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2014, ONLIC, ONLAC, NSLAC, MONT and KENW exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2014, the Company’s total adjusted capital and company action level RBC was $1,185,716 and $185,698, respectively, providing an RBC ratio of 639%. Additionally, as of December 31, 2014, the Company’s authorized control level RBC was $92,849.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT and KENW, after intercompany eliminations, was $33,489, $16,470 and $64,959 for the years ended December 31, 2014, 2013 and 2012, respectively.

The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT and KENW, after intercompany eliminations, was $1,097,074 and $1,002,744 as of December 31, 2014 and 2013, respectively.

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

88	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

•	separate account seed money is classified as a trading security recorded at estimated fair value as opposed to a component of separate account assets;

•	the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

•	changes in deferred taxes are recognized in operations;

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income;

•

consolidation for GAAP is based on whether the Company has voting control, or for certain VIEs, has the power to direct the activities most significant to the VIE while for statutory, consolidation is not applicable; and

•	surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

Additionally, state regulators and rating agencies do not always use the same methodologies for calculating RBC ratios. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though the Company’s RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

Dividend Restrictions

The payment of dividends by ONLIC to ONFS is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $109,000 may be paid by ONLIC to ONFS in 2015 without prior approval. Dividends of $60,000, $40,000 and $125,000 were declared by ONLIC to ONFS in 2014, 2013 and 2012, respectively, and dividends paid were $60,000, $105,000 and $100,000 in 2014, 2013 and 2012, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds the earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $29,000 may be paid by ONLAC to ONLIC in 2015 without prior approval. ONLAC declared and paid dividends to ONLIC of $31,000, $31,000 and $34,000 in 2014, 2013 and 2012, respectively.

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2015 without prior approval of the New York Department of Insurance. No dividends were declared or paid by NSLAC in 2014, 2013 and 2012.

89	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2014, 2013 and 2012

(Dollars in thousands)

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. Dividends of $5,000 were paid by MONT to ONLIC in 2014. No dividends were declared or paid by MONT to ONLIC in 2013 or 2012. No dividends were declared or paid by KENW to ONLIC in 2014 or 2013.

(19)	Additional Financial Instruments Disclosure

Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, common stocks and venture capital partnerships of $36,330 and $24,668 as of December 31, 2014 and 2013, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(20)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $3,071, $3,188 and $3,584 during 2014, 2013 and 2012, respectively. The lease on the home office building constitutes 97% of the future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2014 are:

	Operating	Capital
2015	$2,868	100
2016	2,868	100
2017	2,861	75
2018	2,799	—
2019	2,698	—
After 2019	4,721	—

Total minimum lease payments	$18,815	275

Less interest on capital leases		(26)

Liability for capitalized leases		$249

The Company is a party in various legal actions arising in the normal course of business. The Company has accrued for estimated legal expenses to defend against these claims. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated balance sheet or results of operations.

90	(Continued)

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2014

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$85,498	96,114	96,114
Obligations of states and political subdivisions	705,137	741,856	741,856
Corporate securities	3,978,323	4,355,685	4,355,685
Asset-backed securities	696,786	722,273	722,273
Mortgage-backed securities	1,021,639	1,053,323	1,053,323

Total fixed maturity available-for-sale securities	6,487,383	6,969,251	6,969,251

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	35,514	38,372	38,372
Nonredeemable preferred stocks	51,100	49,830	49,830

Total equity securities available-for-sale	86,614	88,202	88,202

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	8,880	9,861	8,880
Obligations of states and political subdivisions	1,705	2,135	1,705
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	1,218,133	1,309,592	1,218,133

Total fixed maturity held-to-maturity securities	1,229,718	1,322,588	1,229,718

Trading securities:
Bonds:
Obligations of states and political subdivisions	300	306	306
Corporate securities	4,150	4,421	4,421
Asset-backed securities	271	283	283
Mortgage-backed securities	34	34	34

Total fixed maturity trading securities	4,755	5,044	5,044

Equity
Seed money	1	1	1

Total trading securities	4,756	5,045	5,045

Mortgage loans on real estate, net	1,175,972		1,172,156	[1]

Real estate, net:
Investment properties	24,421		23,982

Total real estate, net	24,421		23,982	[2]

Policy loans	444,202		444,202
Other long-term investments	67,572		30,192	[3]
Short-term investments securities lending collateral	236,885		236,885
Short-term investments	45,717		45,717

Total investments	$9,803,240		10,245,350

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to adjustments for accumulated depreciation.
3	Difference from Column B is due to operations gains and/or losses of investments in limited partnerships and to unrealized gains and/or losses of investments in hedging operations.

  See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014:
Individual life insurance	$664,310	5,567,183			433,551
Pension and annuities	686,124	2,976,801			16,804
Other insurance	13,914	1,741,183			15,794
Corporate	—	—			—

Total	$1,364,348	10,285,167			466,149

2013:
Individual life insurance	$632,902	4,986,893			379,289
Pension and annuities	631,562	3,141,496			20,141
Other insurance	13,549	1,389,818			16,043
Corporate	—	—			—

Total	$1,278,013	9,518,207			415,473

2012:
Individual life insurance	$513,855	4,485,336			334,692
Pension and annuities	430,241	3,067,228			13,412
Other insurance	13,474	1,754,049			16,690
Corporate	—	—			—

Total	$957,570	9,306,613			364,794

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written[4]
2014:
Individual life insurance	$287,791	628,327	45,658	96,150
Pension and annuities	160,366	71,938	100,049	208,786
Other insurance	9,407	17,675	1,179	8,865
Corporate	(5,445)	(47,139)	(49,702)	15,798

Total	$452,119	670,801	97,184	329,599

2013:
Individual life insurance	$273,304	567,552	48,348	86,795
Pension and annuities	179,036	106,630	65,013	177,965
Other insurance	9,944	17,053	1,339	5,743
Corporate	(15,778)	302,222	(95,811)	16,111

Total	$446,506	993,457	18,889	286,614

2012:
Individual life insurance	$263,188	510,598	60,679	76,962
Pension and annuities	195,972	138,538	125,018	150,424
Other insurance	11,053	17,263	1,352	3,647
Corporate	(20,086)	(26,154)	(57,234)	16,652

Total	$450,127	640,245	129,815	247,685

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Policyholders’ dividends on participating policies are included in Column H amounts.
4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014:
Life insurance in force	$164,008,414	77,930,679	67,206	86,144,941	0.1%
Premiums:
Life insurance	596,967	164,724	1,308	433,551	0.3%
Pension and annuities	16,804	—	—	16,804	—%
Accident and health insurance	33,112	18,132	814	15,794	5.2%

Total	$646,883	182,856	2,122	466,149	0.5%

2013:
Life insurance in force	$154,117,295	78,180,457	110,315	76,047,153	0.1%
Premiums:
Life insurance	525,053	146,000	236	379,289	0.1%
Pension and annuities	20,141	—	—	20,141	—%
Accident and health insurance	32,955	21,359	4,447	16,043	27.7%

Total	$578,149	167,359	4,683	415,473	1.1%

2012:
Life insurance in force	$145,600,393	77,760,188	117,498	67,957,703	0.2%
Premiums:
Life insurance	469,657	137,000	2,035	334,692	0.6%
Pension and annuities	13,412	—	—	13,412	—%
Accident and health insurance	33,304	21,510	4,896	16,690	29.3%

Total	$516,373	158,510	6,931	364,794	1.9%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2014:
Valuation allowances – mortgage loans on real estate	$5,532	(1,716)	—	—	3,816
2013:
Valuation allowances – mortgage loans on real estate	$3,636	1,896	—	—	5,532
2012:
Valuation allowances – mortgage loans on real estate	$3,808	(172)	—	—	3,636

See accompanying report of independent registered public accounting firm.

94

Ohio National Variable Account A

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 8, 2015.

Statements of Assets and Contract Owners’ Equity, December 31, 2014.

Statements of Operations for the Period Ended December 31, 2014.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2014 and 2013.

The following consolidated financial statements of the Depositor and its subsidiaries are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 23, 2015.

Consolidated Balance Sheets, December 31, 2014 and 2013.

Consolidated Statements of Income for the Years Ended December 31, 2014, 2013 and 2012.

Consolidated Statements of Comprehensive Income for the Years Ended December 31, 2014, 2013 and 2012.

Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2014, 2013 and 2012.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2014, 2013 and 2012.

Notes to Consolidated Financial Statements, December 31, 2014, 2013, and 2012.

Financial Statement Schedules, December 31, 2014, 2013 and 2012.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43515) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-effective Amendment No. 2 on April 16, 1998 and is incorporated by reference herein.

(4)(a) Variable Deferred Annuity Contract, Form 06-VA-4, was filed as Exhibit (4) of the Registrant’s Form N-4, Post-Effective Amendment No. 24 on June 30, 2006 (File no. 333-43511) and is incorporated by reference herein.

(4)(b) Guaranteed Minimum Income Benefit, Form 09-GMI-1, was filed as Exhibit 99(4)(e) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156430) and is incorporated by reference herein.

(4)(c) Annual Reset Death Benefit, Form 09-ARD-1, was filed as Exhibit 99(4)(f) of the Registrant’s registration statement on Form N- 4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(d) Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(g) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(e) Guaranteed Minimum Death Benefit, Form 09-GMD-2, was filed as Exhibit 99(4)(h) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(f) Annual Step-Up Death Benefit Rider, Form 05-AMD-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156430) and is incorporated by reference herein.

(4)(g) Guaranteed Principal Protection, Form 03-GPP-1, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(h) Form of Guaranteed Lifetime Withdrawal Benefit Rider, Form 10-GLW-1, was filed as Exhibit 99(4)(g) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein.

(4)(i) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 10-GLW-2, was filed as Exhibit 99(4)(h) of the Registrant’s Form N-4, Post-Effective Amendment No. 37 on April 30, 2010 (333-43515) and is incorporated by reference herein.

(4)(j) Form of Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form 11-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(k) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 11-GLW-2, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(l) Form of Premium Protection Death Benefit (Single Life) Rider, Form 11-GPD-1, was filed as Exhibit 99(4)(k) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(m) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GPD-2, was filed as Exhibit 99(4)(l) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(n) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 11-GED-1, was filed as Exhibit 99(4)(m) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(o) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GED-2, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(p) Form of Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form 12-GLW-1, was filed as Exhibit 99(4)(p) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(q) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 12-GLW-2, was filed as Exhibit 99(4)(q) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(r) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1, was filed as Exhibit 99(4)(r) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

4(s) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2, was filed as Exhibit 99(4)(s) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(t) Form of Deferral Credit for the Guaranteed Lifetime Withdrawal Benefit Rider, Form 12-DC-GLW-1, was filed as Exhibit 99(4)(t) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(u) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form 12-DCMAR-GLW-1, was filed as Exhibit 99(4)(u) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(v) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form 12-DCMAR-GLW-2, was filed as Exhibit 99(4)(v) of the Registrant’s registration statement, Form N-

4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(w) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(w) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(x) Form of Guaranteed Principal Protection, Form 12-GPP-1, was filed as Exhibit 99(4)(x) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(y) Form of Premium Protection Death Benefit (Single Life) Rider, Form 12-GPD-1, was filed as Exhibit 99(4)(y) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(z) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 12-GPD-2, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(aa) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 12-PPDP-1, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(bb) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form 12-PPDP-2, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(cc) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1.10, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(dd) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2.10, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(ee) Form of Guaranteed Principal Protection, Form 12-GPP-1.10, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(ff) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(cc) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(gg) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Single Life) Rider, Form 13-GLW-I.1, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 2 on April 26, 2013 (File No. 333-182250) and is incorporated by reference herein.

(4)(hh) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Joint Life) Rider, Form 13-GLW-I.2, was filed as Exhibit 99(4)(o) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 2 on April 26, 2013 (File No. 333-182250) and is incorporated by reference herein.

(5)(a) Variable Annuity Application, Form 4896, was filed as Exhibit 99(5)(a) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(7)(a) Variable Annuity GEB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(a) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008 and is incorporated by reference herein.

(7)(b) Variable Annuity GMIB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(b) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008 and is incorporated by reference herein.

(7)(c) Variable Annuity Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(c) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333-43515) on April 30, 2008 and is incorporated by reference herein.

(7)(d) Variable Annuity GMDB Reinsurance Agreement, as amended, between Depositor and ACE Tempest Life Reinsurance LTD. was filed as Exhibit (7)(d) of Registrant’s registration statement on Form N-4, post-effective amendment no. 29 (File No. 333- 43515) on April 30, 2008 and is incorporated by reference herein.

(7)(e) Reinsurance Agreement between The Ohio National Life Insurance Company and CGT Insurance Company, LTD., as amended, was filed as Exhibit 99(7)(c) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(7)(f) Reinsurance Credit Trust Agreement by and among CGT Insurance Company, LTD., The Ohio National Life Insurance Company and US Bank National Association, was filed as Exhibit 99(7)(d) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(7)(g) Guaranty Agreement between Wells Fargo & Company and The Ohio National Life Insurance Company, was filed as Exhibit 99(7)(e) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(8)(a) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(b) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(c) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(d) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(e) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(f) Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(g) Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(h) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900). and is incorporated by reference herein

(9) Opinion of Counsel and consent to its use filed herewith as Exhibit 99(9)

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(13)(a) Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(b) Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(c) Form of Asset Allocation Model Descriptions effective October 1, 2014 was filed as Exhibit 99(13)(c) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 5 on April 24, 2015 (File No. 333-182250) and is incorporated by reference herein.

(13)(d) Form of Managed Volatility Model Description effective October 1, 2014 was filed as Exhibit 99(13)(d) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 5 on April 24, 2015 (File No. 333-182250) and is incorporated by reference herein.

(24) Powers of Attorney filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
David A. Azzarito 550 West Cypress Creek Road, Suite 370 Fort Lauderdale, FL 33309	Senior Vice President, Latin America
Thomas A. Barefield*	Director, Vice Chairman & Chief Distribution Officer
G. Timothy Biggs*	Vice President, Mortgages & Real Estate
Jeffery A. Bley*	Vice President, Operations
Richard J. Bodner*	Senior Vice President, Insurance Operations
Paul G. Boehm, Jr.*	Vice President, Investment Accounting
R. Todd Brockman*	Vice President, Mutual Funds
Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 41011	Director
Victoria Buyniski Gluckman 3 Grandin Lane Cincinnati, OH 45208	Director
Philip C. Byrde*	Vice President, Fixed Income Securities
Christopher J. Calabro*	Senior Vice President, Career Agency Distribution
Joseph A. Campanella 6179 Paderborne Drive Hudson, OH 44236	Director
Christopher A. Carlson*	Director, Vice Chairman & Chief Investment Officer, Latin America Strategic Business Head
Robert W. Conway*	Vice President, PGA Marketing, Eastern Division
H. Douglas Cooke, III*	Senior Vice President, Life Insurance Strategic Business Head
Rocky Coppola*	Vice President and Controller
Nancy A. Dalessio*	Executive Vice President & Chief Administrative Officer
John A. DelPozzo*	Senior Vice President, PGA Distribution

Thomas J. DeGaetano*	Vice President, Individual Annuity Operations
Michael J. DeWeirdt*	Senior Vice President, Financial Risk Management
Ronald J. Dolan*	Director, Vice Chairman
Richard J. Dowdle*	Vice President, Institutional Sales
Scott E. Durkee*	Vice President, ONFlight
Anthony G. Esposito*	Senior Vice President & Chief Human Resources Officer
Joseph M. Fischer*	Assistant Secretary
Joseph K. Garrett*	Vice President, Financial Risk Management
Rosemary L. Gatto*	Vice President, Claims
Paul J. Gerard*	Senior Vice President, Investments
Robert K. Gongwer*	Vice President, Taxes
Martin T. Griffin*	Senior Vice President, Institutional Sales
Diane S. Hagenbuch*	Senior Vice President, Marketing
Kristal E. Hambrick*	Executive Vice President and Chief Product Officer
John W. Hayden P.O. Box 774258 Steamboat Springs, CO 80477	Director
Ronald G. Heibert*	Senior Vice President, Interim Disability Income Strategic Business Head
David D. Herr, Jr.*	Senior Vice President, Chief Risk Officer
Cynthia K. Howell*	Vice President, Information Technology
Melinda G. Hubbard*	Vice President, Insurance Operations Support
Gary T. Huffman*	Director, Chairman, President and Chief Executive Officer
Danielle D. Ivory*	Vice President, New Business & Policyowner Services
Karl H. Kreunen*	Vice President, Life Product Marketing
Mark J. Lalli*	Divisional Vice President, Northwest Division
Lori A. Landrum*	Vice President and Counsel
John M. Lennon*	Senior Vice President, Retirement Plans Strategic Business Head
Elizabeth F. Martini*	Vice President and Counsel
Therese S. McDonough*	Vice President & Corporate Secretary

Patrick H. McEvoy*	Vice President, Broker Dealer Operations & President & Chief Executive Officer, ONESCO
William J. McFadden*	Vice President, PGA Marketing, Western Division
Angela C. Meehan*	Vice President, Corporate and Marketing Communications
Stephen R. Murphy*	Senior Vice President, Capital Management
Traci Nelson*	Vice President & Program Manager
Jeffrey K. Oehler*	Vice President, Information Systems
David M. Orfalea*	Divisional Vice President, Northeast Division
James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director
Doris L. Paul*	Vice President & Treasurer
John R. Philips 651 Country Lane Glencoe, IL 60022	Director
William C. Price*	Vice President & Assistant General Counsel
Arthur J. Roberts*	Senior Vice President & Chief Financial Officer
Gary R. Rodmaker*	Vice President, Investments
Therese R. Rothenberger*	Divisional Vice President, Southeast Division
William G. Schlechter M.D.*	Vice President and Medical Director
J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director
Dennis L. Schoff*	Senior Vice President & General Counsel, Assistant Secretary
Michael J. Slattery*	Vice President, Information Systems and Technology Officer
James C. Smith*	Senior Vice President, Internal Audit and Compliance
Raymond D. Spears*	Vice President & Chief Underwriting Officer
Tracey L. Spikes*	Vice President, PGA Marketing, South Central Division
Paul A. Staines 550 West Cypress Creek Road, Suite 370 Fort Lauderdale, FL 33309	Vice President Finance, Latin America
Laurens N. Sullivan, Jr.*	Vice President, Institutional Sales
Annette M. Teders*	Vice President, Private Placements
Julie T. Thomas*	Vice President, Compliance

Barbara A. Turner*	Senior Vice President, Annuities Strategic Business Head
Andrew J. VanHoy*	Vice President, ONESCO Compliance
Joel G Varland*	Vice President, Enterprise Risk Management
Nicholas A. Vision*	Tax Officer
Michael C. Vogel*	Vice President, Information Systems
Pamela A. Webb*	Vice President, Human Resources
Trisha M. Weiner*	Vice President, Internal Marketing
Gary E. Wendlandt 45 Gramercy Park North, Apt 2B New York, NY 10010	Director
Peter Whipple*	Senior Vice President & Chief Corporate Actuary
V. Renee Wooton*	Vice President, Retirement Plan Services

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	61%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	85%
Sycamore Re, Ltd. (captive reinsurance company)	Delaware	100%
ONTech, LLC	Delaware	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc.	Ohio	100%

(investment adviser)
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, (4) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (5) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

ONSV do Brasil Participações Ltda. owns 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holdings company organized under the laws of Brasil.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of October 31, 2015, the Registrant had 48,528 non-qualified contracts and 87,567 qualified contracts issued and outstanding.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Barbara A. Turner	Director, President & Chief Executive Officer
Thomas A. Barefield	Director and Executive Vice President
Martin T. Griffin	Director and Senior Vice President
Andrew J. VanHoy	Vice President, Compliance
Teresa R. Cooper	Treasurer & Comptroller
Kimberly A. Plante	Secretary
Emily Bae	Assistant Secretary
Robert K. Gongwer	Vice President & Tax Officer
Nicholas A. Vision	Tax Officer
Bradley T. Owens	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$127,357,298	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 13th day of November, 2015.

Ohio National Variable Account A
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Executive Vice President and Chief Product Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 13th day of November, 2015.

The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Executive Vice President and Chief Product Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)	November 13, 2015
*/s/ Thomas A. Barefield Thomas A. Barefield	Director	November 13, 2015
*/s/ Jack E. Brown Jack E. Brown	Director	November 13, 2015
*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	November 13, 2015
*/s/ Joseph A. Campanella Joseph A. Campanella	Director	November 13, 2015
*/s/ Christopher A. Carlson_______ Christopher A. Carlson	Director	November 13, 2015
*/s/ Ronald J. Dolan Ronald J. Dolan	Director	November 13, 2015
*/s/ John W. Hayden John W. Hayden	Director	November 13, 2015
*/s/ James F. Orr James F. Orr	Director	November 13, 2015
*John R. Phillips John R. Phillips	Director	November 13, 2015
/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	November 13, 2015
*/s/ J. Michael Schlotman J. Michael Schlotman	Director	November 13, 2015
*/s/ Gary E. Wendlandt Gary E. Wendlandt	Director	November 13, 2015

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(9) 99(10)	Opinion of Counsel Consent of KPMG LLP
99(24)	Powers of Attorney